As filed with the Securities and Exchange Commission on June 1, 2000


                                                       Registration No. 33-03706
                                                      Registration No. 811-04604
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |_|


                           Pre-Effective Amendment No.                       |_|
                         Post-Effective Amendment No. 24                     |X|


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 25                             |X|
                        (Check appropriate box or boxes)


                            DLJ WINTHROP FOCUS FUNDS

               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (212) 892-4000
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                               One Pershing Plaza
                                   10th Floor
                          Jersey City, New Jersey 07399
                     (Name and Address of Agent for Service)


                                    Copy to:
                                 Earl D. Weiner
                                125 Broad Street
                               New York, NY 10004


 As soon as practicable after the effective date of the Registration Statement
                 (Approximate date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

|_|   Immediately upon filing pursuant to paragraph (b)

|_|   on February 28, 2000 pursuant to paragraph (b), or
|X|   60 days after filing pursuant to paragraph (a)(1)

|_|   on (date) pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2), or
|_|   on (date) pursuant to paragraph (a)(2) of Rule 485
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered...............shares of beneficial interest
                                                   $.01 par value

================================================================================

DLJ Funds
Prospectus
August [  ],  2000

Leadership through Experience


DLJ Core Equity Fund
DLJ Growth and Income Fund
DLJ Small Company Value Fund
DLJ Growth Fund
DLJ Technology Fund
DLJ Developing Markets Fund
DLJ International Equity Fund
DLJ Fixed Income Fund
DLJ Municipal Trust Fund
DLJ High Income Fund
DLJ Municipal Money Fund
DLJ U.S. Government Money Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CONTENTS

4        DLJ Funds' Risk Return Summary

14       Summary of DLJ Fund Expenses
15       Annual Fund Operating Expenses

17       Purchase Information
18       DLJ Funds' Investment Objectives and Policies
29       Additional Information on Investment Policies and Risks

32       Fund Management
34       How to Buy and Sell Shares
37       Other Shareholder Information
41       Additional Shareholder Services
43       Distribution Charges
44       Dividend and Distribution Information
50       Taxes
51       Financial Highlights
56       For More Information


This part of the prospectus summarizes each Fund's investment objective, principal investment strategies and principal risks. This section also contains limited performance data. More information about the DLJ Funds is contained in "DLJ Funds' Investment Objectives and Policies", and "Additional Information on Investment Policies and Risks." Please read the entire prospectus carefully before investing and save it for future reference.

DLJ FUNDS' RISK RETURN SUMMARY

DLJ DOMESTIC EQUITY FUNDS


The DLJ Core Equity Fund

The DLJ Core Equity Fund's (previously named the DLJ Winthrop Growth Fund) investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing in companies that offer long-term capital appreciation. The Fund invests in common stock, securities convertible into common stock and other equity securities of well-known and established companies. The Fund takes a long-term view of each stock it buys, holding each company until its long-term growth potential no longer meets the Fund's requirements. Generally, the Fund attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Core Equity Fund is "sector neutral". This means that its investments are allocated to industries in proportion to the sector allocation of the S&P 500 Index, with the exception of the electric and the gas utilities sectors. In the opinion of the Adviser, this strategy enables the Fund to properly diversify its portfolio within the most important and central realm ("core") of the U.S. equity universe. The Fund may also make an investment to earn income when its Adviser believes that it will not compromise the investment objective. To achieve this objective, the Fund may invest up to 35% of the value of its assets in investment-grade fixed income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers' acceptances and other financial instruments. The Fund may also invest in non-U.S. securities.

Like any investment, an investment in the DLJ Core Equity Fund is subject to risk and you could lose money. While investments are selected that the Adviser believes will experience long-term appreciation, their value could decline. The Fund is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.


The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     28%
1998     28%
1997     28%
1996     20%
1995     24%
1994     -4%
1993     14%
1992     2%
1991     28%
1990     -7%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 21.16% (quarter ending 12/31/98) and the lowest return for a quarter was -15.22% (quarter ending 9/30/90).


         The total return for the quarter ended 6/30/00 was [   %].

================================================================================
 Average Annual Total Returns    Past Year     Past 5 years       Past 10 years
   (for the periods ending
      December 31, 1999)
================================================================================
       Core Equity Fund            20.57%         24.14%              14.54%
            Class A
       Core Equity Fund            22.93%           N/A                 N/A
            Class B
================================================================================
           S&P 500*                21.04%         28.55%              18.21%
================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and May 13, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The S & P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses.


The DLJ Growth and Income Fund

The DLJ Growth and Income Fund's investment objective is long-term capital appreciation and continuity of income. The Fund seeks to achieve its objective by investing in dividend paying common stock and by diversifying its investments among different industries and different companies. Securities are selected on the basis of their investment merit and their potential for appreciation in value and/or income, with a focus on stability. The Adviser identifies companies that it believes are undervalued and waits for the market to discover that value. A portion of the Fund may be invested in debt securities that are of investment-grade quality, U.S. Government securities and money market instruments. The Fund may also invest in non-U.S. securities. There is no fixed percentage of the Fund's assets that must be invested in any particular type of security.

Like any investment, an investment in the DLJ Growth and Income Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value and/or provide income, the Adviser could select securities that will decline in value and provide no income.


The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the S&P 500 Composite Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     10%
1998     19%
1997     33%
1996     22%
1995     30%

1994     -2%
1993     16%
1992     6%
1991     24%
1990     -3%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10-year period shown in the bar chart for Class A shares, the highest return for a quarter was 16.00% (quarter ending 12/31/98) and the lowest return for a quarter was -9.97% (quarter ending 9/30/90).


         The total return for the quarter ended 6/30/00 was [   %].


================================================================================
 Average Annual Total Returns
   (for the periods ending
      December 31, 1999)           Past Year    Past 5 years     Past 10 years
================================================================================
Growth and Income Fund Class A       4.06%         20.94%           14.01%
Growth and Income Fund Class B       5.64%           N/A              N/A
================================================================================
           S&P 500*                 21.04%         28.55%           18.21%
================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and May 13, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The S&P 500(R) is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The returns for the S&P 500 do not include any sales charges, fees or other expenses.


The DLJ Small Company Value Fund

The DLJ Small Company Value Fund's investment objective is a high level of growth of capital. The Fund seeks to achieve its objective by investing in common stock and other equity securities of "small cap" companies that appear to be undervalued. Companies with market capitalizations of $2 billion or less at the time of purchase are considered to be "small cap" companies.


This Fund's investment objective causes it to be riskier than other funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. You should not invest in this Fund if your principal objective is assured income or capital preservation. Investments in smaller companies often involve greater risks than investments in larger, more established companies. Smaller companies may have less management experience, fewer financial resources, and limited product diversification, all of which may increase risks.

The frequency and trading volume for securities of smaller companies are substantially less than for larger companies. This can result in greater and more abrupt price fluctuations and can cause small cap stocks to be less liquid than securities of larger companies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Russell 2000 Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     1%
1998     -5%
1997     26%
1996     15%
1995     20%
1994     -1%
1993     22%
1992     18%
1991     51%
1990     -13%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 17.81% (quarter ending 3/31/91) and the lowest return for a quarter was -18.15% (quarter ending 9/30/98).


         The total return for the quarter ended 6/30/00 was [   %].


================================================================================
Average Annual Total Returns
  (for the periods ending
     December 31, 1999)        Past Year     Past 5 years       Past 10 years
================================================================================
  Small Company Value Fund
          Class A               -4.35%           9.65%             11.48%
  Small Company Value Fund
          Class B               -3.29%            N/A                N/A
================================================================================
       Russell 2000*            21.26%          16.69%             13.40%
================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus, the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses.

THE DLJ GROWTH FUND

The DLJ GROWTH FUND's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds


Like any investment, an investment in the Growth Fund is subject to risk, and you could lose money. While the Adviser believes that the investments it selects will experience long-term appreciation, their value could decline. Growth companies are typically characterized by higher price-to-earnings and price-to-book ratios, lower dividend yields, greater volatility, and higher historical and predicted earnings. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. Because the Fund normally invests in a smaller number of securities than many other equity funds, an investment in this Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. These and other factors could adversely affect your investment. The DLJ Growth Fund, previously the DLJdirect Strategic Growth Fund commenced operations in November, 1999 and therefore does not have a full calendar year of performance information.

THE DLJ TECHNOLOGY FUND

The DLJ TECHNOLOGY FUND's investment objective is growth of capital. The Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services, and internet industries.

Like any investment, an investment in the Technology Fund is subject to risk and you could lose money. While the Fund seeks investments that will appreciate in value, DLJ Asset Management Group ("DLJAM" or the "Adviser") could select securities that will decline in value and provide no income. Technology stocks, especially those of smaller, less-seasoned companies tend to be more volatile than the overall stock market. When stock prices fall, you should expect the value of your investment to fall as well, possibly to a greater extent than the decline in equity markets generally. The fact that the Fund concentrates in a single sector increases risk and volatility as compared to more diverse funds. This is because factors that affect that sector are likely to directly affect the Fund's performance, both negatively and positively. Even if the overall direction of equity prices is upward, if technology stocks are headed lower, Fund performance could be adversely affected. For example, technology companies could be hurt by such factors as market saturation, price competition, and the advent of competing technologies. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. These and other factors could adversely affect your investment. The DLJ Technology Fund was started in November, 1999 and therefore does not have a full calendar year of performance information.

DLJ INTERNATIONAL FUNDS

The DLJ Developing Markets Fund

The DLJ Developing Markets Fund's investment objective is to provide long-term growth of capital by investing primarily in common stocks and other equity securities of companies from developing countries. The Fund seeks to achieve its objective by investing in companies from the countries included in the

Morgan Stanley Capital Index ("MSCI") Emerging Markets Free Index that are identified by the Adviser as being best positioned to take advantage of certain economic and political factors. The Fund seeks to identify countries, and then the industries within those countries, where economic and political factors are likely to produce above average growth. The Fund uses a fundamental analysis on common stock in countries the Adviser believes demonstrate a strong potential for expansion, a trend toward modernizing production and high levels of economic growth. The Fund invests in securities of issuers in at least three different developing countries. You should not invest in this Fund if your principal objective is assured income or capital preservation.

This Fund's investment objective causes it to be riskier than other mutual funds and you could lose money. While the Fund seeks investments that provide a high level of growth of capital, they may decline in value. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States) from issuers in developing markets. Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. Investments in developing markets present further risks because they tend to be smaller, less mature and less stable than investments in developed markets. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception compare to those of the MSCI Emerging Markets Free Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     69%
1998     -22%
1997     -6%
1996     4%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 27.74% (quarter ending 12/31/99) and the lowest return for a quarter -21.96% (quarter ending 6/30/98). 1996 was the first full calendar year of operation.


         The total return for the quarter ended 6/30/00 was [  %].


================================================================================
 Average Annual Total Returns
   (for the periods ending                           From Inception on 9/8/95
      December 31, 1999)            Past Year
================================================================================
Developing Markets Fund Class A       59.11%                    4.16%
Developing Markets Fund Class B       63.45%                    4.78%
================================================================================
  MSCI Emerging Markets Free
            Index*                    66.41%                    3.09%
================================================================================

The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect.

The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus, the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The MSCI Emerging Markets Free Index is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses.


The DLJ International Equity Fund

The DLJ International Equity Fund's investment objective is long-term growth of capital by investing in equity securities from established non-U.S. markets. The Fund seeks to achieve this objective by primarily investing in a diversified portfolio of investments that primarily include companies from the countries of the MSCI Europe, Australia and Far East Index (the "EAFE Index"), an unmanaged index of over 1,000 foreign stock prices. The Fund seeks to identify countries and industries with favorable growth prospects. Once, the countries have been selected, the Adviser chooses the stocks and industries in such countries. The Adviser employs a comprehensive top-down approach to invest in industries in countries that are, in the opinion of the Adviser, likely to do well and in stocks with reasonable value, reliable earnings and high quality management.


Like any investment, an investment in the Fund is subject to risk and you could lose money. While the Fund selects investments that the Adviser believes will appreciate in value, those securities could decline in value and provide no income. The Fund invests primarily in non-U.S. securities (securities of non-U.S. based issuers or issuers that do business principally outside the United States). Investments in non-U.S. securities present additional risks including greater price volatility and a lack of liquidity. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest (generally increase) and foreign exchange rates. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 year and from inception compare to those of the MSCI-EAFE(R) Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     28%
1998     18%
1997     7%
1996     6%

         The annual returns, referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 4 year period shown in the bar chart for Class A shares, the highest return for a quarter was 19.76% (quarter ending 12/31/99) and the lowest return for a quarter was -15.46% (quarter ending 9/30/98). 1996 was the first full calendar year of operation.


         The total return for the quarter ended 6/30/00 was [  %].

================================================================================
 Average Annual Total Returns                             From inception
   (for the periods ending            Past Year               9/8/95
      December 31, 1999)
================================================================================
  International Equity Fund
           Class A                     20.57%                 12.10%
  International Equity Fund
           Class B                     22.97%                 12.81%
================================================================================
          MSCI-EAFE*                   27.30%                 14.02%
================================================================================


The Average Annual Returns for the Fund reflect the maximum applicable sales charges. The Fund commenced offering Class C and Class D shares on February 28, 2000 and May 13, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The MSCI-EAFE(R) is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin Countries. The index is the property of Morgan Stanley & Co. Incorporated. The returns for the Index do not include any sales charges, fees or other expenses.


DLJ FIXED INCOME FUNDS

The DLJ Fixed Income Fund

The DLJ Fixed Income Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and non-convertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade intermediate-term corporate bonds and U.S. Government securities, as well as in commercial paper and obligations issued or guaranteed by national or state banks. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. The Fund seeks to limit risk by selecting investment-grade debt securities.


While the Fund seeks investments that will satisfy its investment objective, the investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities.

The Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investments will fall. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of debt securities. These and other factors could adversely affect your investment.

The following chart and table illustrate the risk and the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1, 5 and 10 years compare to those of the Lehman Brothers Government/Corporate Intermediate Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     -1%
1998     8%

1997     8%
1996     3%
1995     15%
1994     -4%
1993     10%
1992     7%
1991     14%
1990     9%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 10 year period shown in the bar chart for Class A shares, the highest return for a quarter was 5.09% (quarter ending 12/31/91) and the lowest return for a quarter was -2.88% (quarter ending 3/31/94).


         The total return for the quarter ended 6/30/00 was [  %].


================================================================================
 Average Annual Total Returns
   (for the periods ending
      December 31, 1999)          Past Year     Past 5 years     Past 10 years
================================================================================
Fixed Income Fund Class A          -5.38%           5.16%            6.24%
================================================================================
Fixed Income Fund Class B          -5.35%            N/A              N/A
================================================================================
Lehman Index**                      0.39%           7.10%            7.26%
================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C and Class D shares on February 28, 2000 and April 30, 1999, respectively. Prior to the date of this prospectus, the Fund had not yet offered Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.


*The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index and does not include sales charges, fees or expenses in its calculation.


The DLJ Municipal Trust Fund

The DLJ Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. By high-grade tax-exempt municipal securities, we mean securities rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. It is important to note that unlike most other municipal bond funds, the Fund's objective is not to provide current income that is exempt from federal and/or state income tax. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. In addition, the Adviser actively manages the maturities of the securities in the portfolio in response to the Adviser's anticipation of the movement of interest rates and relative yields. Certain investments are selected that the Adviser believes are undervalued. The Fund attempts to limit risk by selecting investment-grade debt securities and by maintaining an average maturity of between five and ten years.

While the Fund seeks investments that will satisfy its investment objective, these investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to the risk that, in seeking to enhance total return, the Adviser will incorrectly forecast changes in interest rates or improperly assess the value of municipal securities. Like all bond funds, this Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates. As interest rates rise, absent other factors, bond prices and the value of your investment will fall. The Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the securities' tax status, political and legislative changes and the rights of their holders. These and other factors could adversely affect your investment.

The following chart and table illustrate risk by showing the variability of the Fund's returns by showing the rate of return from year to year and how annual returns for 1 and 5 years and from inception, compare to those of The Lehman Brothers Seven Year Municipal Bond Index, which is a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     -1%
1998     5%
1997     8%
1996     4%
1995     12%
1994     -3%

         The annual returns referenced in the bar chart are for the calendar years ended December 31 and do not include sales charges. If sales charges were included, the annual returns would be lower than those shown.

         During the 6 year period shown in the bar chart for Class A shares, the highest return for a quarter was 4.52% (quarter ending 3/31/95) and the lowest return for a quarter was -4.18% (quarter ending 3/31/94). 1994 was the first full calendar year of operations.


         The total return for the quarter ended 6/30/00 was [  %].


==========================================================================================
Average Annual Total Returns                                     From inception on 7/28/93
  (for the periods ending
     December 31, 1999)            Past Year    Past 5 years
==========================================================================================
Municipal Trust Fund Class A        -6.10%          4.32%                   3.22%
Municipal Trust Fund Class B        -5.89%           N/A                     N/A
==========================================================================================
          LBSYMBI*                  -0.14%          6.35%                   5.12%**
==========================================================================================


The Average Annual Total Returns for the Fund reflect the maximum applicable sales charges currently in effect. The Fund commenced offering Class C shares on February 28, 2000. Prior to the date of this prospectus the Fund had not yet commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance information for these classes.

* The Lehman Brothers Seven Year Municipal Bond Index ("LBSYMBI") is comprised of municipal securities having an average approximate maturity of seven years and does not include sales charges, fees or expenses in its calculation.

**For comparative purposes the value of the index on 7/31/93 is used for the beginning value on 7/28/93.


THE DLJ HIGH INCOME FUND

The DLJ High Income Fund's primary investment objective is to provide a high level of current income and a secondary objective is capital appreciation. The Fund seeks to achieve its objective by investing in fixed income securities of U.S. issuers that are rated below investment-grade quality or unrated fixed income securities deemed to be of comparable quality. Lower grade fixed income securities are commonly known as "junk bonds".


This investment objective causes it to be riskier than other mutual funds and you could lose money. Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and non-payment of interest. The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. The Fund is not recommended for investors whose principal objectives are assured income or capital preservation. This Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income and secondarily capital appreciation.


Because this Fund began operations on March 8, 1999, it does not have a full calendar year of performance information. The total return for the quarter ended 6/30/00 was [ %].

The DLJ Municipal Money Fund

The DLJ Municipal Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxation to the extent described herein. The Fund seeks to achieve this objective by investing in a diversified portfolio of municipal securities. The Fund earns income at current money market rates, and its yield generally reflects short-term interest rates which vary from day to day. Such municipal securities will have varying lengths of maturities but will generally have remaining maturities of one year or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.


Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     2%
1998     3%

         During the 2 year period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ending 6/30/98) and the lowest return for a quarter was .53% (quarter ending 3/31/99). The annual returns are for the calendar years ended December 31.


         The total return for the quarter ended 6/30/00 was [  %].

================================================================================
Average Annual Total
      Returns                  Past Year             From Inception on 2/24/97
  (for the periods
ending December 31,
       1999)
================================================================================
Municipal Money Fund             2.44 %                       2.67%
================================================================================

Seven Day Yield as of December 31, 1999 was 3.64%


The DLJ U.S. Government Money Fund

The DLJ U.S. Government Money Fund's investment objective is maximum current income, consistent with liquidity and safety of principal. The Fund seeks to achieve its objective by investing in a portfolio of U.S. Government securities, including issues of the U.S. Treasury and other government agencies, which generally have remaining maturities of one year or less and collateralized repurchase agreements.


Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in the Fund. The Fund earns income at current market rates, and its yield generally reflects short-term interest rates, which vary from day to day.

Because this Fund began operations in February, 1997, the first full calendar year of performance was 1998. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Calendar Year Total Returns

1999     4%
1998     5%

         During the 2 year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ending 9/30/98) and the lowest return for a quarter was 1.00% (quarter ending 3/31/99). The annual returns are for the calendar years ended December 31.

         The total return for the quarter ended 6/30/00 was [  %].

================================================================================
Average Annual Total Returns      Past Year           From Inception on 2/24/97
  (for the periods ending
     December 31, 1999)
================================================================================
 U.S. Government Money Fund         4.34%                       4.60%
================================================================================

         Seven Day Yield as of December 31, 1999 was 4.54%


SUMMARY OF DLJ FUND EXPENSES
Shareholder Transaction Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the DLJ Funds.

--------------------------------------------------------------------------------
                                               Equity Funds*
--------------------------------------------------------------------------------
SHAREHOLDER FEES:           Class A    Class B    Class C    Class D    Class R
(These fees are paid        (1)        (2)
directly from your
investment.)
---------------------------
Maximum sales charge        5.75%      None       None       None
(load) imposed on
purchases (as a
percentage of offering
price)
---------------------------
Maximum sales charge        None       None       None       None
(load) imposed on
reinvested dividends (as
a percentage of offering
price)
---------------------------
Maximum deferred sales      None       4% (3)     1% (4)     None
charge (as a percentage
of original purchase
price or redemption
proceeds, as applicable)
---------------------------
Redemption Fees             None       None       None       None
---------------------------
Exchange Fee                None       None       None       None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                   Fixed Income Funds**                          Money
                                                                                                 Funds***
--------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES:           Class A (1)   Class B (2)   Class C       Class D       Class R
(These fees are paid
directly from your
investment.)
---------------------------                                                                      -------------
Maximum sales charge        4.75%         None          None          None          None         None
(load) imposed on
purchases (as a
percentage of offering
price)
---------------------------                                                                      -------------
Maximum sales charge        None          None          None          None          None         None
(load) imposed on
reinvested dividends (as
a percentage of offering
price)
---------------------------                                                                      -------------
Maximum deferred sales      None          4% (3)        1% (4)        None          None         None
charge (as a percentage
of original purchase
price or redemption
proceeds, as applicable)
---------------------------                                                                      -------------
Redemption Fees             None          None          None          None          None         None
---------------------------                                                                      -------------
Exchange Fee                None          None          None          None          None         None
--------------------------------------------------------------------------------------------------------------

* Includes the Core Equity Fund, the Growth and Income Fund, the Small Company Value Fund, the Growth Fund, the Technology Fund, the Developing Markets Fund and the International Equity Fund.

** Includes the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund.

*** Includes the Municipal Money Fund and U.S. Government Money Fund.

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within one year of purchase. See "Other Shareholder Information."

(2) Class B shares of each Fund automatically convert to Class A shares after eight years. The effect of the automatic conversion feature is reflected in the Examples on page 15. See "Other Shareholder Information".

(3) 4% during the first year decreasing 1% annually to 0% after the fourth year.

(4) 1% during the first year.

ANNUAL FUND OPERATING EXPENSES

These examples help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume that you invest $10,000 in the applicable Fund for the periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For each Fund that has Waived Fees below, the After 1 Year Examples and the first year in each of the other Examples reflect the Waived Fees. For the Growth Fund and the Technology Fund, the Waived Fees are also reflected in the 3,5 and 10 Year Examples through the period ended October 31, 2002. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)


-------------------------------------------------------------------------------------------------------------------
Core Equity Fund     Management Fee   Distribution   Other Expenses  Total Annual
                                      (12b-1) and                        Fund
                                      Service Fees                     Operating
                                          (a)                          Expenses
Class A                   .62%            .25%            .24%           1.11%
Class B                   .62%           1.00%            .24%           1.86%
Class C                   .62%           1.00%            .24%           1.86%
Class D                   .62%            .00%            .24%            .86%
Class R                   .62%            .25%            .24%           1.11%

-------------------------------------------------------------------------------------------------------------------
Growth and Income    Management Fee   Distribution   Other Expenses  Total Annual
Fund                                  (12b-1) and                        Fund
                                      Service Fees                     Operating
                                          (a)                          Expenses
Class A                   .57%            .25%            .22%           1.04%
Class B                   .57%           1.00%            .22%           1.79%
Class C                   .57%           1.00%            .22%           1.79%
Class D                   .57%            .00%            .22%            .79%
Class R                   .57%            .25%            .22%           1.04%

-------------------------------------------------------------------------------------------------------------------
Small Company        Management Fee   Distribution   Other Expenses  Total Annual
Value Fund                            (12b-1) and                        Fund
                                      Service Fees                     Operating
                                          (a)                          Expenses
Class A                   .81%            .25%            .30%           1.36%
Class B                   .81%           1.00%            .30%           2.11%
Class C                   .81%           1.00%            .30%           2.11%
Class R                   .81%            .25%            .30%           1.36%

-------------------------------------------------------------------------------------------------------------------
Growth Fund          Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
                                      (12b-1) and                        Fund            (d)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                          Expenses
Class A                   .75%            .25%           1.95%           2.95%         (1.76%)          1.19%
Class B                   .75%           1.00%           1.95%           3.70%         (1.76%)          1.94%
Class C                   .75%           1.00%           1.95%           3.70%         (1.76%)          1.94%
Class D                   .75%           0.00%           1.95%           2.70%         (1.76%)           .94%
Class R                   .75%            .25%           1.95%           2.95%         (1.76%)          1.19%

-------------------------------------------------------------------------------------------------------------------
Technology Fund      Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
                                      (12b-1) and                        Fund            (e)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                          Expenses
Class A                   .88%            .25%           1.02%           2.15%          (.76%)          1.39%
Class B                   .88%           1.00%           1.02%           2.90%          (.76%)          2.14%
Class C                   .88%           1.00%           1.02%           2.90%          (.76%)          2.14%
Class R                   .88%            .25%           1.02%           2.15%          (.76%)          1.39%

-------------------------------------------------------------------------------------------------------------------
Developing Markets   Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
Fund                                  (12b-1) and                        Fund            (f)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                        Expenses (c)
Class A                  1.25%            .25%           1.21%           2.71%          (.56%)          2.15%
Class B                  1.25%           1.00%           1.21%           3.46%          (.56%)          2.90%
Class C                  1.25%           1.00%           1.21%           3.46%          (.56%)          2.90%
Class R                  1.25%            .25%           1.21%           2.71%          (.56%)          2.15%

-------------------------------------------------------------------------------------------------------------------
International        Management Fee   Distribution   Other Expenses  Total Annual
Equity Fund                           (12b-1) and                        Fund
                                      Service Fees                     Operating
                                          (a)                        Expenses (c)
Class A                  1.25%            .25%            .60%           2.10%
Class B                  1.25%           1.00%            .60%           2.85%
Class C                  1.25%           1.00%            .60%           2.85%
Class D                  1.25%           0.00%            .60%           1.85%
Class R                  1.25%            .25%            .60%           2.10%

-------------------------------------------------------------------------------------------------------------------
Fixed Income Fund    Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
                                      (12b-1) and                        Fund            (g)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                          Expenses
Class A                   .58%            .25%            .25%           1.08%          (.13%)           .95%
Class B                   .58%           1.00%            .25%           1.83%          (.13%)          1.70%
Class C                   .58%           1.00%            .25%           1.83%          (.13%)          1.70%
Class D                   .58%           0.00%            .25%            .83%          (.13%)           .70%
Class R                   .58%            .25%            .25%           1.08%          (.13%)           .95%

-------------------------------------------------------------------------------------------------------------------
Municipal Trust      Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
Fund                                  (12b-1) and                        Fund            (h)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                          Expenses
Class A                   .63%            .25%            .56%           1.44%          (.49%)           .95%
Class B                   .63%           1.00%            .56%           2.19%          (.49%)          1.70%
Class C                   .63%           1.00%            .56%           2.19%          (.49%)          1.70%
Class R                   .63%            .25%            .56%           1.44%          (.49%)           .95%

-------------------------------------------------------------------------------------------------------------------
High Income Fund     Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
                                      (12b-1) and                        Fund            (i)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                          (a)                          Expenses
Class A                   .70%            .25%           2.38%           3.33%         (2.23%)          1.10%
Class B                   .70%           1.00%           2.38%           4.08%         (2.23%)          1.85%
Class C                   .70%           1.00%           2.38%           4.08%         (2.23%)          1.85%
Class D                   .70%           0.00%           2.38%           3.08%         (2.23%)           .85%
Class R                   .70%            .25%           2.38%           3.33%         (2.23%)          1.10%

-------------------------------------------------------------------------------------------------------------------
Municipal Money      Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
Fund                                  (12b-1) and                        Fund            (j)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                         (a)(b)                        Expenses
Class A                   .40%            .25%            .38%           1.03%          (.13%)           .90%
Class R                   .40%            .25%            .38%           1.03%          (.13%)           .90%

-------------------------------------------------------------------------------------------------------------------
U.S. Government      Management Fee   Distribution   Other Expenses  Total Annual    Waived Fees        Total
Fund                                  (12b-1) and                        Fund            (k)        Expenses Less
                                      Service Fees                     Operating                     Waived Fees
                                         (a)(b)                        Expenses
Class A                   .40%            .25%            .38%           1.03%          (.13%)           .90%
Class R                   .40%            .25%            .38%           1.03%          (.13%)           .90%
-------------------------------------------------------------------------------------------------------------------


                                    Examples


--------------------------------------------------------------------------------
Core Equity Fund       1 Year          3 Years          5 Years         10 Years
Class A                 $682             $908            $1,151          $1,849
Class B*                $589             $785            $1,006          $1.997
Class B**               $189             $585            $1,006          $1,997
Class C*                $289             $585            $1,006          $2,180
Class C**               $189             $585            $1,006          $2,180
Class D                  $88             $274             $477           $1,061
Class R                 $113             $353             $612           $1,352

--------------------------------------------------------------------------------
Growth and Income      1 Year          3 Years          5 Years         10 Years
Fund
Class A                 $675             $887            $1,116          $1,773
Class B*                $582             $763             $970           $1,921
Class B**               $182             $563             $970           $1,921
Class C*                $282             $563             $970           $2,105
Class C**               $182             $563             $970           $2,105
Class D                 $81              $252             $439            $978
Class R                 $106             $331             $574           $1,271

--------------------------------------------------------------------------------
Small Company          1 Year          3 Years          5 Years         10 Years
Value Fund
Class A                 $706             $981            $1,277          $2,116
Class B*                $614             $861            $1,134          $2,263
Class B**               $214             $661            $1,134          $2,263
Class C*                $314             $661            $1,134          $2,441
Class C**               $214             $661            $1,134          $2,441
Class R                 $138             $431             $745           $1,635

--------------------------------------------------------------------------------
Growth Fund            1 Year          3 Years          5 Years         10 Years
Class A                 $689            $1,275           $1,877          $3,491
Class B*                $597            $1,170           $1,762          $3,670
Class B**               $197             $970            $1,762          $3,670
Class C*                $297             $970            $1,762          $3,836
Class C**               $197             $970            $1,762          $3,836
Class D                 $96              $671            $1,273          $2,902
Class R                 $121             $743            $1,381          $3,094

--------------------------------------------------------------------------------
Technology Fund        1 Year          3 Years          5 Years         10 Years
Class A                 $708            $1,140           $1,597          $2,859
Class B*                $617            $1,026           $1,461          $2,991
Class B**               $217             $826            $1461           $2,991
Class C*                $317             $826            $1,461          $3,169
Class C**               $217             $826            $1,461          $3,169
Class R                 $142             $600            $1,085          $2,423

--------------------------------------------------------------------------------
Developing Markets     1 Year          3 Years          5 Years         10 Years
Fund
Class A                 $781            $1,318           $1,880          $3,403
Class B*                $693            $1,210           $1,750          $3,533
Class B**               $293            $1,010           $1,750          $3,533
Class C*                $393            $1,010           $1,750          $3,702
Class C**               $293            $1,010           $1,750          $3,702
Class R                 $218             $788            $1,385          $3,001

--------------------------------------------------------------------------------
International          1 Year          3 Years          5 Years         10 Years
Equity Fund
Class A                 $776            $1,192           $1,623          $2,816
Class B*                $688            $1,083           $1,504          $2,998
Class B**               $288             $883            $1,504          $2,998
Class C*                $388             $883            $1,504          $3,176
Class C**               $288             $883            $1,504          $3,176
Class D                 $188             $582            $1,001          $2,169
Class R                 $213             $655            $1,112          $2,378

--------------------------------------------------------------------------------
Fixed Income Fund      1 Year          3 Years          5 Years         10 Years
Class A                 $567             $790            $1,030          $1,718
Class B*                $573             $763             $978           $1,940
Class B**               $173             $563             $978           $1,940
Class C*                $273             $563             $978           $2,137
Class C**               $173             $563             $978           $2,137
Class D                 $72              $252             $448           $1,013
Class R                 $97              $331             $583           $1,305

--------------------------------------------------------------------------------
Municipal Trust        1 Year          3 Years          5 Years         10 Years
Fund
Class A                 $567             $863            $1,180          $2,077
Class B*                $573             $838            $1,130          $2,295
Class B**               $173             $638            $1,130          $2,295
Class C*                $273             $638            $1,130          $2,485
Class C**               $173             $638            $1,130          $2,485
Class R                 $97              $303             $525           $1,116

--------------------------------------------------------------------------------
High Income Fund       1 Year          3 Years          5 Years         10 Years
Class A                 $582            $1,252           $1,945          $3,780
Class B*                $588            $1,237           $1,903          $3,975
Class B**               $188            $1,037           $1,903          $3,975
Class C*                $288            $1,037           $1,903          $4,136
Class C**               $188            $1,037           $1,903          $4,136
Class D                 $87              $741            $1,420          $3,236
Class R                 $112             $816            $1,543          $3,470

--------------------------------------------------------------------------------
Municipal Money        1 Year          3 Years          5 Years         10 Years
Fund
                        $92              $315             $556           $1,248

--------------------------------------------------------------------------------
U.S. Government        1 Year          3 Years          5 Years         10 Years
Fund
                        $92              $315             $556           $1,248


--------------------------------------------------------------------------------

*     Assumes reinvestment of all dividends and redemption at end of period.

**    Assumes reinvestment of all dividends and no redemption at end of period.

+ Ten year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

++ Shares purchased directly into a Money Fund will not be subject to a CDSC and therefore expenses paid will remain unaffected by redemption.

(a) The Fund has adopted a Rule 12b-1 plan for the indicated classes of shares that allows the Fund to pay distribution fees for the sale and distribution of those classes of shares out of the assets applicable to those classes. Because these fees are paid out over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the 12b-1 fee represents an asset-based sales charge.

(b) The maximum allowable amount payable for distributing these shares is .40 of 1% of the average daily net assets of each Money Fund. The Board of Trustees has currently limited the amount payable to .25 of 1% of the average daily net assets of each Money Fund.

(c) The expense ratios for each class of shares of the Developing Markets Fund and the International Equity Fund are higher than those paid by most other investment companies, but DLJ Asset Management Group, Inc. (as Adviser) and AXA Investment Managers GS Ltd. (as subadviser) believe the fees are comparable to those paid by investment companies of similar investment orientation.


(d) The Adviser has undertaken, in writing to limit Total Expenses of the Growth Fund to 1.19% for the Fund's Class A and Class R shares and 1.94% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2002.

(e) The Adviser has undertaken, in writing, to limit Total Expenses of the Technology Fund to 1.14% per year for the Fund' Class D shares, 1.39% per year for the Fund's Class A and Class R shares, and 2.14% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2002.

(f) The Adviser has undertaken, in writing, to limit Total Expenses of the Developing Markets Fund to 2.15% per year for the Fund's Class A and Class R shares and 2.90% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(g) The Adviser has undertaken, in writing, to limit Total Expenses of the Fixed Income Fund to .70% for the Fund's Class D shares and .95% for the Fund's Class A shares and R shares and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(h) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Trust Fund to .95% per year for the Fund's Class A shares and Class R shares and 1.70% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.

(i) The Adviser has undertaken, in writing, to limit Total Expenses, of the High Income Fund to .85% per year for the Fund's Class D shares and 1.10% for the Fund's Class A shares and Class R shares, and 1.85% for the Fund's Class B and Class C shares. This arrangement will remain in place at least until October 31, 2000.


(j) The Adviser has undertaken, in writing, to limit Total Expenses of the Municipal Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

(k) The Adviser has undertaken, in writing, to limit Total Expenses of the U.S. Government Money Fund to .90% per year. This arrangement will remain in place at least until October 31, 2000.

PURCHASE INFORMATION


Shares of the DLJ Municipal Money Fund and the DLJ U.S. Government Money Fund (the "Money Funds") or Class A, Class B or Class C shares of the other Funds may be purchased directly by using the Share Purchase Application found in this Prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, the Funds' distributor, or by contacting your securities dealer.

The minimum initial investment in each Fund is $1,000. The minimum for additional investments is $25. These minimums are waived for certain types of accounts. Share certificates will not be issued for full or fractional shares of the Funds. Further information can be obtained from DLJ Funds at the address and telephone number shown on the back cover of this Prospectus. See "How to Buy and Sell Shares" and "Other Shareholder Services."

The Funds, except the Money Funds, offer Class A, Class B, Class C and Class R shares. Class A shares may be purchased at the net asset value per share of the Fund plus an initial sales charge imposed at the time of purchase and may be subject to a contingent deferred sales charge ("CDSC") in cases where the initial sales charge was not applied because of the size of the purchase. Class B shares may be purchased at the net asset value per share, but are subject to a CDSC upon redemption. The CDSC applicable to Class B shares declines from 4% for redemptions made during the first year of purchase to zero after four years. Class C shares may be purchased at the net asset value per share, but are subject to a 1% CDSC if redeemed within the first year of purchase. Class R shares are available for purchase by eligible institutions on behalf of their clients (generally individuals who do not purchase shares directly). Class R shares may be purchased at a price equal to the net asset value per share. Institutions may charge direct fees in connection with transactions related to Class R shares. The Core Equity Fund, Growth and Income Fund, Technology Fund, International Equity Fund, Fixed Income Fund and High Income Fund also offer Class D shares. Class D shares are offered without any initial sales charge or CDSC to employees of Donaldson, Lufkin & Jenrette Inc. ("DLJ, Inc.") and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan. These employees should contact the DLJ 401(k) Hotline at 1-877-401k-DLJ concerning how to purchase Class D shares. See "How to Buy and Sell Shares."


Shares of the Money Funds may be purchased at a price equal to the net asset value per share of each Money Fund, which is expected to be $1.00 per share. See "Net Asset Value" in the side-bar included on this page.


The DLJ Core Equity Fund, the DLJ Growth and Income Fund, the DLJ Small Company Value Fund and the DLJ Municipal Trust Fund are each a series of the DLJ Focus Funds. The DLJ International Equity Fund, the DLJ Developing Markets Fund, the DLJ High Income Fund, the DLJ Municipal Money Fund and the DLJ U.S. Government Money Fund are each a series of the DLJ Opportunity Funds. The DLJ Growth Fund and the DLJ Technology Fund are each a series of the DLJ Select Funds.

The DLJ Opportunity Funds, DLJ Focus Funds, and DLJ Select Funds are different legal entities and are separately offering their Funds through this Prospectus. Based on the advise of counsel, the Funds believe that the potential liability of each Fund with respect to the disclosure in this Prospectus extends only to the disclosure relating to that Fund.

[side bar]
Net Asset Value:
Net asset value per share (or "NAV") is determined separately for each class by taking the total assets of each class of a Fund and subtracting its total liabilities and then dividing the difference by the total number of shares outstanding in each class.

The NAV is determined at the close of the New York Stock Exchange each day that the New York Stock Exchange is open for trading. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed.

For the Money Funds, the NAV is expected to be maintained at a constant $1.00 per share, although this price is not guaranteed.

For purposes of computing NAV, the securities in each Money Fund's portfolio are valued at amortized cost, which minimizes the effect of changes in a security's market value and helps maintain a stable $1.00 per share price. However, there is a risk that we will sell a security for a price that is higher or lower than amortized cost. Such an event could have an effect on our ability to maintain an NAV of $1.00 per share.


In calculating the NAV of the DLJ Funds, except the Money Funds, each Fund's investments are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other method as the Trustees of the applicable Fund believe in good faith would accurately reflect their fair value.


[end side bar]

The investment objectives and policies of each Fund are set forth below. There can be, of course, no assurance that any Fund will achieve its investment objective. The Funds' investment objectives are fundamental policies that cannot be changed without the approval of the shareholders of the applicable Fund. The Board of Trustees of a Fund may change non-fundamental policies without shareholder approval.


DLJ FUNDS' INVESTMENT OBJECTIVES AND POLICIES

DLJ Core Equity Fund

Goal: The investment objective of the DLJ Core Equity Fund is long-term capital appreciation. Investments are made based on their potential for long-term capital appreciation. The Core Equity Fund may make an investment to earn income when, in the opinion of the Adviser, such an investment will not compromise the Core Equity Fund's investment objective.

Strategy: The Core Equity Fund invests in common stock, securities convertible into common stock and other equity securities (e.g., preferred stock and interests in master limited partnerships). It invests primarily in well-known and established companies (generally, companies in operation for more than three years). The Fund may occasionally invest in new and unseasoned companies which, in the opinion of the Adviser, have the potential for long-term capital appreciation.


The Adviser applies extensive research that has been conducted primarily by research analysts employed by DLJ on the growth prospects of stocks that are considered for the Fund's portfolio. Target companies normally have market capitalizations of at least $1 billion at the time of purchase. Generally, the Adviser attempts to identify companies with growth rates that will exceed that of the S&P 500 Index. The Core Equity Fund is "sector neutral." This means that its investments are allocated to industries in proportion to the sector allocation of the S&P 500 Index, with the exception of the electric and the gas utilities sectors. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. See "Risks for the Core Equity Fund and the Growth and Income Fund" on page 19.

Investments: Under normal circumstances, the Core Equity Fund invests at least 65% of its total assets in equity securities of companies that the Adviser believes have above-average long-term capital appreciation potential. For temporary defensive purposes, the Core Equity Fund may invest in investment-grade short-term fixed-income securities, enter into repurchase agreements and hold cash. A temporary defensive position could affect the Fund's ability to achieve its investment objective. In addition, the Fund may invest in equity securities selected on a basis other than the potential for long-term capital appreciation. The Fund may invest up to 35% of the value of its assets in investment-grade fixed-income securities, including bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers'-acceptances and other financial instruments. The Fund may invest in both listed and unlisted securities and may also:


o     invest up to 10% of the value of its total assets in non-U.S. securities;

o invest no more than 10% of its net assets in restricted securities or other instruments with no ready market;

o     invest up to 5% of its total assets in warrants; and

o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices. See "Additional Information on Investment Policies and Risks."


[side bar]
Risks for the Core Equity Fund, and the Growth and Income Fund:
Like any investment, an investment in the Core Equity Fund or Growth and Income Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value and/or provide income, the value of the securities could decline and provide no income.


The Funds are subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates (generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally.


The Core Equity Fund may invest in new and unseasoned companies. Stocks of these companies tend to be more volatile than stocks of larger and more established companies. In addition, because stocks are selected on the basis of their appreciation potential, they tend to be more risky than many investments that provide current income.


The Growth and Income Fund may invest in debt securities. Debt securities are subject to risks that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the credit quality of the issuer.


The Core Equity Fund and the Growth and Income Fund may each invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses to the Funds if they had to be sold quickly.

The Core Equity Fund and the Growth and Income Fund may each invest in non-U.S. securities. Non-U.S. securities carry the same risks as securities of U.S. companies and the added risks of being traded in less liquid markets than U.S. securities. Non-U.S. securities are also issued by companies that are not subject to U.S. reporting requirements and involve political systems, economies and markets that may not be as developed as in the U.S. See "Additional Information on Investment Policies and Risks".


[end side bar]


DLJ Growth and Income Fund

Goal: The investment objective of the DLJ Growth and Income Fund is long-term capital appreciation and continuity of income.


Strategy: The Growth and Income Fund pursues its investment objective by investing principally in dividend-paying common stock and by diversifying its investments among different industries and companies. Securities are selected based on the Adviser's evaluation of their investment merit and their potential for appreciation in value and/or income. The selection of securities on the basis of their capital appreciation or income potential does not ensure against possible loss in value.

Investments: The Growth and Income Fund invests in common stock, preferred stock and securities convertible into common stock. The Growth and Income Fund may invest in debt securities that are of investment-grade quality at the time of purchase (including bonds, debentures, notes and asset and mortgage-backed securities), U.S. government securities, municipal securities (including general and special obligation securities and industrial revenue bonds) and money market instruments. See "Additional Information on Investment Policies and Risks-- Mortgage and Asset-Backed Securities and Investment-Grade Debt Securities." There is no fixed proportion of the Growth and Income Fund's assets that must be invested in particular types of securities. The percentage of assets invested in various types of securities may be changed from time to time by the Adviser.

The Growth and Income Fund invests in both listed and unlisted securities. The Growth and Income Fund may invest in non-U.S. securities and restricted securities. To minimize the effect of a market decline in the value of its securities, the Fund may, depending on market conditions, write covered call options on securities or stock indices. The Fund may invest up to 10% of its assets in non-U.S. securities and up to 10% of its assets in restricted securities. For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."


DLJ Small Company Value Fund

Goal: The investment objective of the DLJ Small Company Value Fund is a high level of growth of capital. The Small Company Value Fund is not intended for investors whose principal objective is assured income or preservation of capital.


Strategy: The Small Company Value Fund invests primarily in common stock and may also invest in securities convertible into common stock, preferred stock, other equity securities, bonds or other debt securities as described below. Under normal market conditions, at least 65% of the Fund's assets are invested in equity securities of small market capitalization companies. Small cap companies, for purposes of this Fund, are considered to be companies with market capitalizations of $2 billion or less at the time of purchase. If the market capitalization of a small cap company in which the Fund has invested increases to a level above $2 billion, the investment adviser will continue to hold the securities of that company until the investment adviser determines that the company no longer has growth potential.

Investments: The Small Company Value Fund pursues its investment objective by employing a value-oriented investment approach. This means that the Adviser seeks securities that appear to be underpriced. The Adviser looks for stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth. By investing in such companies, the Small Company Value Fund tries to enhance its potential for appreciation and limit the risk of decline in the value of its portfolio. The Small Company Value Fund focuses on the fundamentals of each small-cap company instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those other funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Small Company Value Fund's securities are generally selected with the belief that they are currently undervalued based on existing conditions and that their earning power or franchise value does not appear to be reflected in their current stock price. To further reduce risk, the Small Company Value Fund diversifies its holdings among many companies and industries. The Adviser also considers whether a company has an established presence in its industry, a product or market niche and whether management owns a significant stake in the company.

The Small Company Value Fund may also invest in special situation companies. A special situation company is a company whose value may increase within a reasonable period of time solely by reason of a development particularly or uniquely applicable to that company. The securities of these companies may be affected by particular developments unrelated to business conditions generally. These investments may fluctuate without relation to general market trends. In general, the principal risk associated with investing in special situation companies is the potential decline in the value of these securities likely to occur if the anticipated development fails to take place. Examples of special situation companies are companies that are being reorganized or merged, have unusual new products, enjoy particular tax advantages, or acquire new management.

The Small Company Value Fund invests primarily in common stock. It may also invest in securities convertible into common stock, preferred stock, investment-grade debt securities (including bonds, debentures, notes, asset and mortgage-backed securities), U.S. Government Securities, municipal securities (including general and special obligation securities and industrial revenue bonds), money market instruments (such as commercial paper and bankers' acceptances) and other financial instruments.

The Small Company Value Fund may also invest in unlisted securities and securities traded in the over-the-counter markets. The Small Company Value Fund may allocate a larger percentage of its assets to unlisted securities than would a typical large company mutual fund. The Small Company Value Fund may also:

o purchase or sell options on securities and on indices to seek to enhance return or hedge its portfolio;

o purchase or sell financial futures contracts and options thereon for hedging and risk management purposes;

o     invest up to 20% of total assets in non-U.S.securities;

o     invest up to 5% of total assets in rights or warrants; and

o invest not more than 10% of net assets in instruments having no ready market.

However, the Fund does not invest in restricted securities.

[sidebar]
Risks for the Small Company Value Fund:

The investment objective for the Small Company Value Fund causes it to be riskier than other funds and you could lose money. While it seeks investments that will provide a high level of growth of capital, they may decline in value. You should not invest in the Small Company Value Fund if your principal objective is assured income or capital preservation. While smaller companies generally have the potential for rapid growth, they often involve greater risks than investments in larger, more established companies. Small companies may have less management experience, fewer financial resources, and limited product diversification.

In addition, in many instances the frequency and trading volume for securities of smaller companies are substantially less than those of larger companies, causing such securities to be subject to greater and more abrupt price fluctuations and to be less liquid than securities of larger companies. When making large sales of portfolio securities, it may be necessary for the Small Company Value Fund to sell such securities at discounts from quoted prices or to execute a series of small sales over an extended period of time. These factors cause an investment in the Small Company Value Fund to be riskier than an investment in a typical "large company" mutual fund.

The Small Company Value Fund also is subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates. These factors also could adversely affect an investment in the Fund. If the value of equity markets in general declines, the value of your investment in the Small Company Value Fund could also decline, possibly to a greater extent than the decline in equity markets generally.

The Small Company Value Fund may invest in various types of debt securities. Debt securities are subject to the risk that the issuer will not repay its borrowings or pay interest. They are also subject to the risk of declines in value because of increases in interest rates and decreases in the perceived credit quality of the issuer.

The Fund may also invest in unlisted securities. Investments in unlisted securities may be less liquid and more volatile than investments in listed securities and could result in losses if they had to be sold quickly.

The Fund may also invest in non-U.S. securities. Not only do non-U.S. securities carry the same risks as securities of U.S. companies, they also have the added risks of generally being traded in less liquid markets than U.S. securities, involve political systems, economies and markets that may not be as developed as in the U.S. and may be issued by companies that are not subject to reporting requirements that are as rigorous as those imposed on U.S. issuers.

The Fund also may invest in options, warrants and financial futures contracts. Selecting options, warrants and financial futures contracts involves determinations as to how a particular security, index, interest rate, or currency will change. If the Adviser is wrong in its prediction, the Fund could lose money. In addition, such instruments may not be available, or if available, may be too expensive to utilize. See "Additional Information on Investment Policies and Risks".

[end sidebar]

DLJ GROWTH FUND


Goal: The investment objective of the Growth Fund is long-term growth of capital. Investments are made based on their potential for superior growth.

Strategy: The Fund seeks to achieve this objective by investing in equity securities of a limited number of large, carefully selected companies that the Adviser believes will achieve superior growth. Unlike most equity funds, the Fund focuses on a relatively small number of intensely researched companies. The Fund seeks to achieve superior performance as compared to other U.S. domestic growth funds.

The Adviser applies extensive research that has been conducted primarily by research analysts employed by Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") on the growth prospects of stocks that are considered for the Fund's portfolio. Unlike many equity funds, the Growth Fund seeks to limit the number of Fund holdings to companies that offer the highest potential for capital appreciation. The Fund intends to hold securities of approximately 50-60 companies, which may fluctuate depending on the Adviser's view of market conditions. Growth companies tend to be concentrated in the technology, health care, consumer, financial, telecommunications and commercial services sectors. By emphasizing DLJSC research in the portfolio stock selection, this Fund will try to deliver superior performance as compared to the U.S. domestic growth fund peer universe. Other factors considered in the selection of securities include the economic and political outlook, the value of a particular security relative to another security, trends in the determinants of corporate profits, and management capability and practices. See "Additional Information on Investment Policies and Risks."

Investments: Under normal circumstances, the Growth Fund invests at least 85% of its total assets in equity securities in U.S. companies that the Adviser believes have above-average long-term capital appreciation potential. The Adviser expects the average market capitalization of companies in the portfolio to be in the range of companies that are included in the Standard & Poor's 500 Index. The Fund may invest in both listed and unlisted securities and may also:

o     invest up to 10% of the value of its total assets in non-U.S. securities;

o     invest no more than 15% of its net assets in illiquid securities;

o     invest up to 5% of its total assets in warrants;

o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices See "Additional Information on Investment Policies and Risks."; and

o invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances and other financial instruments.

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."


DLJ TECHNOLOGY FUND

Goal:  The DLJ Technology Fund's investment objective is growth of capital.

Strategy: The Technology Fund seeks to achieve this objective by investing in a broad number of industries that comprise the U.S. domestic technology sector. The Fund seeks to create a blend of stocks in companies that include the computer hardware, computer software, electronics, semiconductor, semiconductor capital equipment, telecommunication equipment, telecommunication services and internet industries. Stock selection reflects a growth approach and is based on fundamental research that assesses a company's prospects for above-average earnings. The research applied by the Adviser is conducted primarily by research analysts employed by DLJSC. In addition, the Adviser also obtains research from other investment firms.

Investments: The Technology Fund invests in common stock, preferred stock and securities convertible into common stock. The Fund will normally invest 80% of its assets in securities of companies principally engaged in offering, developing products, processes or services that will provide technological advances and improvements. The types of companies include computer hardware, computer software, electronics, semiconductor, telecommunication equipment, telecommunication services and internet industries. The Fund may invest in listed and unlisted securities, well-known and established companies and in new and unseasoned companies. The Fund will not invest more than 25% of its total assets in any one industry. The Fund may also:


o attempt to minimize the effect of a market decline on the value of its securities, subject to market conditions, by writing covered call options on securities or stock indices;

o     invest up to 10% of its assets in non-U.S. securities;

o     invest up to 15% of its net assets in illiquid securities; and

o invest in investment-grade fixed income securities, including bonds, debentures, notes and money market instruments such as commercial paper and bankers-acceptances and other financial instruments.


[side bar]
Risks for the Technology Fund and the Growth Fund:
Like any investment, an investment in the Technology Fund or Growth Fund is subject to risk and you could lose money. While the Funds seek investments that will appreciate in value, the value of the securities could decline and provide no income. The Funds are subject to market risks that affect equity securities markets in general, such as general economic conditions and adverse changes in interest rates

(generally increases). If the value of equity markets in general declines, you can expect the value of your investment in the Funds to decline, possibly to a greater extent than the decline in equity markets generally. The Funds are also subject to investment risk, which is the possibility that the returns from a specific type of stock will perform worse than the overall stock market or other market sectors. Other general risks include the following:


The Technology Fund invests in technology companies. The fact that the Fund concentrates in a single sector increases risk and volatility as compared to a fund with a more diversified portfolio. This is because factors that affect that sector are likely to directly affect the Fund's performance, both negatively and positively. Even if the overall direction of equity prices is upward, if technology stocks are headed lower, Fund performance could be adversely affected. Certain factors or market conditions that affect technology companies could have an impact on the Fund's net asset value and performance. For example, companies in the rapidly changing technology sector often face unusually high price volatility, both in terms of gains and losses. Products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments could also result in sharp price declines. In addition, stocks of small, less seasoned companies, tend to be more volatile than the overall market.

The Growth Fund will limit the number of companies in its portfolio. As a result, changes in the value of one security are more likely to have a greater effect on the Fund's net asset value than other U.S. domestic growth funds with more diversified portfolios.


In addition, each Fund may from time to time take temporary defensive positions that are inconsistent with a Fund's investment strategies in attempting to respond to adverse market conditions. If a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.


THE DLJ INTERNATIONAL FUNDS

DLJ Developing Markets Fund

Goal: The investment objective of the DLJ Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities of companies from developing countries. Under normal market conditions, the Fund invests at least 65% of its assets in equity securities of developing countries.


Strategy: The Fund seeks to identify those countries and industries where economic and political factors are likely to produce above average growth rates. The Fund seeks to invest in those companies and in such industries and countries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Fund ordinarily will be invested in the securities of issuers in at least three different developing countries.


Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Fund may purchase a limited amount of restricted or otherwise illiquid securities. The Fund may enter into forward foreign currency exchange contracts to attempt to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.

As used in this prospectus, a company in a developing country is an entity for which either the principal securities trading market is in a developing country, it is organized under the laws in a developing country or it has its principal office in a developing country. The Fund invests primarily in countries represented within the MSCI Emerging Markets Free Index. Those countries currently include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela. The Fund generally does not invest more than 25% of its total assets in developing countries not represented within the MSCI Emerging Markets Free Index.

[side bar]
Risks for the Developing Markets Fund:

Like any investment, an investment in the Developing Markets Fund is subject to risk and you could lose money. While the Fund selects investments that the Fund believes will experience long-term appreciation, their value could decline. The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of Funds or assets. Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

In addition to the general risks of investing in non-U.S. securities, characteristics of developing countries may affect certain investments, such as national policies that restrict foreign investment and the absence of developed legal structures governing private property and private and foreign investments. The typically small size of securities markets and the possibility of a low or nonexistent volume of trading in developing countries may also result in a lack of liquidity and substantial price volatility.

You should be aware that investing in developing countries generally involves exposure to economic structures that are generally less diverse and mature, and to political systems with less stability than those of developed countries. [end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."


DLJ International Equity Fund

Goal: The investment objective of the DLJ International Equity Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from established non-U.S. markets. During normal market conditions, the Fund invests most of its assets in securities of issuers from at least three different countries outside the United States. The Fund may invest in securities of companies incorporated in the United States but having their principal activities and interests outside of the United States.


Strategy: In pursuing its investment objective, the International Equity Fund attempts to diversify its equity investments primarily among countries represented within the EAFE Index. Those countries currently include Australia, Austria, Belgium, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Portugal, Singapore, Spain, Switzerland, the United Kingdom, and the

Scandinavian countries. The Fund generally does not intend to invest more than 10% of its total assets in countries not represented within the EAFE Index.

This Fund seeks to identify countries and industries with favorable growth prospects. Then, the Fund invests in the companies and industries in such countries that the Adviser believes are reasonably valued. Typically these companies offer reliable earnings and high quality management.


Investments: Equity securities include common and preferred stock, warrants, rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities and other classes of stock that may exist. The Fund may purchase non-U.S. securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of non-U.S. issuers. This Fund may invest a limited amount of its assets in restricted or otherwise illiquid securities. The Fund may enter into forward foreign currency exchange contracts to protect the value of its assets against future changes in the level of currency exchange rates. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes. The Fund may purchase and sell financial futures contracts and related options, without limitation, for bona fide hedging purposes. Subject to the foregoing, the value of all financial futures contracts sold will not exceed the total market value of the Fund's portfolio. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.


[ side bar]

ADRs:

ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a non-U.S. corporation.

EDRs and GDRs are depositary receipts typically issued by non-U.S. banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.
[end side bar]

[side bar]
Risks for the International Equity Fund:

Like any investment, an investment in the International Equity Fund is subject to risk and you could lose money. While the Fund selects investments the Fund believes will experience long-term appreciation, their value could decline.

The Fund is also subject to risks that affect equity securities markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

There are certain risks involved in investing in non-U.S. securities, in addition to the risks inherent in U.S. investments. These risks may include currency fluctuations, currency revaluations, adverse political and economic developments, currency exchange blockages, foreign governmental laws or restrictions, reduced public information concerning issuers, and the lack of uniform accounting, auditing and financial reporting standards and other regulatory practices and requirements comparable for domestic companies.

Furthermore, non-U.S. securities may be less liquid and more volatile than comparable U.S. securities. There is also a possibility of expropriation, nationalization, confiscatory taxation, and limitations on use or removal of funds or assets. Investments in non-U.S. securities may result in higher expenses due to currency conversions, brokerage commissions which generally are higher than U.S. commissions and the expense of maintaining securities with non-U.S. custodians.

[end side bar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."


THE DLJ FIXED INCOME FUNDS

DLJ Fixed Income Fund

Goal: The investment objective of the DLJ Fixed Income Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of domestic and foreign companies, including both well-known and established and new and lesser-known companies. Total return means the sum of net investment income (if any) and realized and unrealized gains less losses. Capital preservation means minimizing the risk of capital loss in a period of falling prices (rising interest rates) for debt securities.


Strategy: The Fund invests in and holds debt securities that the Adviser believes will maximize total return at a level consistent with capital preservation. The average maturity of the Fund's portfolio is adjusted based on the Adviser's assessment of relative yields on debt securities and expectations of future interest rate patterns.

A change in the price of a debt security generally is inversely related to market interest rates. This means that the value of the Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. As a matter of fundamental policy, the Fund will invest at least 80% of the value of its total assets in debt securities. In normal circumstances, the Fixed Income Fund invests at least 65% of the value of its total assets in fixed income securities. However, the Fund may hold cash and short-term fixed income securities and may enter into repurchase agreements for temporary defensive purposes as determined by the Adviser without regard to the above limits. A temporary defensive position could affect the Fund's ability to achieve its investment objective.

Investments: The Fixed Income Fund may invest in bonds, including municipal bonds (taxable and tax-exempt) and other debt securities rated Aaa, Aa, A or MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or SP-1 by Standard & Poor's Ratings Group ("S&P"), U.S. Government Securities, obligations issued or guaranteed by national or state bank holding companies, and commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P.

The Fixed Income Fund may also invest not more than 25% of its total assets in lower-rated debt securities that are not rated below BBB or SP-2 by S&P or Baa or MIG-2 by Moody's to the extent the Adviser views such investments as consistent with this fund's investment objective. See "Additional Information on Investment Policies and Risks" for a description of securities rated BBB by S&P and Baa by Moody's. The Fixed Income Fund may enter into repurchase agreements, terminable within seven days or less, involving U.S. Treasury securities, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities. The Fixed Income Fund may invest up to 10% of its assets in restricted securities and in instruments having no ready market value.

[side bar]
Risks for the Fixed Income Fund and Municipal Trust Fund:

While these Funds seek investments that will satisfy their investment objectives, the Funds' investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Funds' Adviser seeks to limit this risk generally by selecting higher-quality debt securities.

In addition, the Funds are subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

Each Fund may invest in unlisted securities. Unlisted securities may be less liquid and more volatile than listed securities and could result in losses if they had to be sold quickly. The Municipal Trust Fund is also subject to risks of investing in municipal securities. These risks include uncertainties regarding the tax status of a particular security, political and legislative changes and the rights of their holders. These factors could adversely affect your investment.

[end of side bar]

[side bar]
High Quality Ratings:

High Quality Ratings are Aaa, Aa, A or MIG-1 by Moody's, or AAA, AA, A or SP-1 by S&P.
[end of side bar]


DLJ Municipal Trust Fund

Goal: The investment objective of the DLJ Municipal Trust Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in high-grade tax-exempt municipal securities. This investment objective, unlike that of most other municipal bond funds, is not to provide current income exempt from federal and/or state income tax. Total return means the sum of net investment income and capital gains less capital losses. The Fund intends to distribute annually its net capital gains. Such distributions, if any, will be taxable to a shareholder as capital gain. See "Dividend and Distribution Information" and "Taxes."


Strategy: The Municipal Trust Fund attempts to maximize total return by actively managing the maturities of the bonds in its portfolio to reflect the Adviser's assessment of anticipated interest rate movements and relative yields. The Municipal Trust Fund currently maintains an average maturity of between 5 and 10 years in order to help reduce the interest rate risk associated with investing in long-term bonds. However, the Fund may adjust this average maturity as the Adviser's views on interest rate movements change, shortening maturities in periods of rising interest rates and lengthening maturities in periods of falling interest rates. The Fund attempts to supplement total return by identifying and purchasing undervalued municipal securities.

As with any fixed income investment, the success of these strategies depends upon the Adviser's ability to accurately forecast changes in interest rates and to assess the value of municipal securities. You should be aware that there are no assurances that the Fund's investment strategies will be successful. See "Risks for the Fixed Income Fund and the Municipal Trust Fund" on page 22.

Investments: The Municipal Trust Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-grade, intermediate-term municipal securities. Municipal securities fall into two principal classes: bonds and notes, both of which may have fixed, variable or floating rates of interest. The Fund invests in tax-exempt municipal bonds and notes which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. The Fund may also invest up to 25% of its total assets in lower-rated municipal securities to the extent the Adviser views such investments as consistent with this Fund's investment objective. See "Additional Information on Investment Policies and Risks-- Investment-Grade Debt Securities" for a description of securities rated BBB by S&P and Baa by Moody's. The Fund may also invest in unrated municipal securities when the Adviser believes they are of comparable quality to that of rated securities and are consistent with the Fund's objective and policies.

Because a change in the market value of a debt security generally is inversely related to market interest rates, the market value of the Municipal Trust Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price. Fluctuations in market value of the

Municipal Trust Fund's portfolio resulting from fluctuations in interest rates will generally be greater at times when the average maturity of the Municipal Trust Fund's portfolio is longer.

The Municipal Trust Fund may enter into repurchase agreements terminable within seven days or less. The Fund may also invest in restricted securities, in instruments having no ready market value and municipal bonds that are subject to the alternative minimum tax. The Municipal Trust Fund reserves the right to hold cash and short-term fixed income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser, without regard for the above limitation. A temporary defensive position could affect the Fund's ability to achieve its investment objective. Dividends of the Municipal Trust Fund will consist of income exempt from federal income tax, income subject to the federal alternative minimum tax ("AMT"), and taxable ordinary income and capital gains. See "Dividend and Distribution Information" and "Taxes."


DLJ High Income Fund

Goal: The DLJ High Income Fund's primary investment objective is to provide a high level of current income and a secondary objective is capital appreciation. This Fund is not recommended for investors whose principal objective is assured income or capital preservation.


Strategy: This Fund seeks to achieve its investment objectives by investing in fixed-income securities, including corporate bonds and notes, convertible securities and preferred stocks, that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by S & P), or, if unrated, are of comparable quality. Securities rated Baa or lower by Moody's and BBB or lower by S & P are commonly known as "junk bonds." These bonds are considered by those rating agencies to have speculative characteristics. These bonds can be expected to provide higher yields. However these securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated fixed-income securities. Investment in such high-yield securities entails relatively greater risk of loss of income and principal.

Investments: This Fund seeks to achieve its objective by investing primarily in a diversified portfolio of lower-rated fixed-income securities including convertible and non-convertible debt securities and preferred stock. The Fund may also hold assets in cash or cash equivalents. This Fund generally does not invest in common stocks, rights or other equity securities. From time to time, the Fund may acquire or hold such securities (if consistent with its objectives) when they are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion, exchange or restructuring of fixed-income securities.

Selection and supervision by the Adviser of the Fund of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors. The furnishing of these services does not, of course, guarantee successful results. The Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and consequently, the High Income Fund may invest, without limit, in unrated securities. The Fund's ability to achieve its investment objective may depend on the Adviser's own credit analysis to a greater extent than the funds that invest in higher-rated securities.

Although the High Income Fund primarily invests in lower-rated securities, it will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody's and CC or below for S & P). Securities which are subsequently downgraded may continue to be held and will be sold only if, in the judgment of the Adviser, it is advantageous to do so.

[side bar]
Risks for the High Income Fund:

While the Fund seeks investments that will satisfy our investment objective, our investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of its securities. The Fund is also subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes (generally increases) in interest rates.

The market value of longer maturity debt securities, like those held by the Fund, is more sensitive to interest rate changes than the market value of shorter maturity debt securities. In addition, the Fund's investments in lower grade securities will subject investors to greater risk than normally experienced in other fixed income securities.

Lower grade securities are regarded as being predominantly speculative as to the issuer's ability to pay the principal and interest. Issuers of lower grade securities are more likely to experience financial stress in periods of economic downturn or rising interest rates. The issuer's ability to service its debt may be adversely affected by poor management, inability to meet business forecasts or unavailability of additional financing.

There is a higher default rate with lower grade securities because they may be unsecured or subordinate to other securities of the issuer. There are fewer dealers in lower grade securities which may make the market for these securities less liquid and cause larger differences in prices quoted than that of higher-rated fixed income securities.

In addition, the Fund may incur additional expense when it is required to seek recovery upon a default or restructuring.
[end side bar]


THE DLJ MONEY FUNDS

DLJ Municipal Money Fund

Goal: The DLJ Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxation to the extent described herein.


Strategy: The Fund pursues its objectives by investing at least 80% of its total assets in municipal securities. One hundred percent of the securities the Fund invests in are high quality having remaining maturities of one year or less, although their maturities may extend to 397 days. The Fund reserves the right to lower the percentage of investments in municipal securities if economic or political conditions warrant. To increase the Fund's ability to reach its investment objectives, the dollar-weighted average maturity of its portfolio securities is always 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the Municipal Money Fund's investments could cause its net asset value per share to deviate from $1.00.

Investments: Normally, substantially all the Municipal Money Fund's income will be exempt from Federal income taxation. Such income may be subject to state or local and/or Federal AMT income taxes. The Fund invests in municipal notes and short-term municipal bonds, which may have fixed, variable or floating rates of interest. Municipal securities with variable rates may include participation interests in industrial development bonds which may be backed by letters of credit from banking or other financial institutions. The letters of credit of any single institution in respect of all variable rate obligations will not cover more than the allowable percentage of the Municipal Money Fund's total assets in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"). For a more complete discussion of Municipal Securities, see "Additional Information on Investment Policies and Risks--Municipal Securities." All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's or S&P's, or judged by the Adviser to be of comparable quality.

The Municipal Money Fund may also invest without limitation in tax-exempt municipal securities subject to the AMT. (See"Dividend and Distribution Information" and "Taxes.")

The Municipal Money Fund may invest to a limited extent in stand-by commitments, delayed-delivery, when-issued securities and other illiquid securities. This Fund may also invest a small percentage of its net assets in municipal leases, which are leases or installment purchases used by state and local governments as a means to acquire property, equipment or facilities without involving debt issuance limitations. The Fund may from time to time invest in taxable securities including obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

[side bar]
Cash Equivalents:

The International Funds may from time to time take a defensive position by holding all or a portion of the Fund in other types of securities, including commercial paper, bankers' acceptances, short-term debt securities (corporate and government) or government and high quality money market securities of U.S. and non-U.S. issuers, repurchase agreements, time deposits or cash (foreign currencies or U.S. dollars). The International Funds may also temporarily hold cash and invest in high quality foreign or domestic money market instruments with up to 35% of their assets, pending investment of proceeds from new sales of International Funds' shares or to meet ordinary daily cash needs.
[end side bar]

[sidebar]
Risks for the Municipal Money Fund:

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This fund seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in this Fund. To seek to reduce investment risk, the Municipal Money Fund may not invest in the securities of any one issuer, (except the U.S. Government), in excess of the percentage of the Municipal Money Fund's total assets allowed under Rule 2a-7 of the 1940 Act.

The Municipal Money Fund earns income at current money market rates and its yield varies from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the Municipal Money Fund nor its yield are insured or guaranteed by the U.S. Government.
[end sidebar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."


DLJ U.S. Government Money Fund

Goal: The DLJ U.S. Government Money Fund seeks maximum current income, consistent with liquidity and safety of principal.


Strategy: This Fund pursues its objectives by maintaining a portfolio of high quality money market securities, including the types described in the succeeding paragraph, which at the time of investment generally have remaining maturities of one year or less. Some maturities may extend to 397 days. The dollar weighted average maturity of the U.S. Government Money Fund's portfolio securities will vary, but will always be 90 days or less. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the U.S. Government Money Fund's investments could cause its net asset value per share to deviate from $1.00.

Investments: The Fund invests in U.S. Government Securities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress, including variable rate obligations such as floating rate notes. The Fund also invests in repurchase agreements that are collateralized in full each day by eligible mortgage related securities or the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government Securities. This type of investment could create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. In addition, if the seller of repurchase agreements becomes insolvent, the Fund's right to dispose of the securities might be restricted. Investments in young companies with limited operating histories may involve risks not present in investments in established and well-known companies.

In addition to the investments listed, the Money Funds may take temporary defensive measures by holding other types of securities which are permitted by Rule 2a-7 of the 1940 Act.

[side bar]
Risks for the U.S. Government Money Fund:

Like any money market fund investment, this investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Fund seeks to preserve the value of your investment at $1.00 per share, however, it is possible to lose money by investing in this Fund.

The U.S. Government Money Fund earns income at current money market rates and its yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.

It is important to note that neither the U.S. Government Money Fund nor its yield is insured or guaranteed by the U.S. Government.
[end side bar]

[side bar]
To maintain portfolio diversification and reduce investment risk, the Money Funds do not:
(1) borrow money, except from banks on a temporary basis or through entering into reverse repurchase agreements to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests (the borrowings are not used to purchase investments); or
(2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets, except to secure permitted borrowings.
[end sidebar]

For additional information on the use, risks and costs of the above referenced policies and practices, see "Additional Information on Investment Policies and Risks."

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following general investment policies and risks supplement those set forth above for each Fund.

Equity Securities. "Equity securities" include common stock, preferred stock (including convertible preferred stock), bonds convertible into common or preferred stock, rights and warrants, equity interests in trusts and depositary receipts for equity securities.

Convertible Securities. A "convertible security" is a bond or preferred stock which may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer. Convertible securities have characteristics of both bonds and equity securities. Like a bond, a convertible security tends to increase in market value when interest rates decline and tends to decrease in market value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Warrants. A "warrant" gives the holder thereof the right to buy equity securities at a specific price during a specified period of time. Warrants tend to be more volatile than the underlying security, and if at a warrant's expiration date the security is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the underlying security is trading at a price higher than the price set in the warrant, the holder of the warrant can acquire the security at a price below its market value.


Mortgage-Backed Securities. Except for the Municipal Trust Fund, the DLJ Funds may invest in mortgage and asset-backed securities. "Mortgage-backed securities" are securities that directly or indirectly represent a participation in, or are secured by and payable from mortgage loans on real property, including pass-through securities such as Ginnie Mae, Fannie Mae and Freddie Mac Certificates. The yield and credit characteristics of mortgage-backed securities differ in a number of ways from traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayment of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of other factors. In general, changes in the rate of prepayment on a security will change the yield to maturity of that security. Under certain interest rate or prepayment rate scenarios, a Fund may fail to recoup fully its investment in such securities notwithstanding the credit quality of the issuers of such securities. Based on historic prepayment patterns, amounts available for reinvestment are likely to be greater during a period of declining interest rates and, thus, are likely to be reinvested at lower interest rates, than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.


Asset-Backed Securities. "Asset-backed securities" have similar structural characteristics to mortgage-backed securities, but the underlying assets include assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements, rather than mortgage loans or interests in mortgage loans. Asset-backed securities present certain risks that are not present in mortgage-backed securities; primarily, these securities do not have the benefit of the same security interest in the related collateral. There is the possibility that recoveries of repossessed collateral may not, in some cases, be available to support payments on these securities. For example, in the event that the collateral underlying an asset-backed security must be disposed of, it may be difficult to convert that collateral into a stream of payments to be paid to the holders of the security.

Municipal Securities. "Municipal securities" are either bonds or notes. Municipal bonds, which are longer-term debt obligations meeting long-term capital needs, are either "general obligation" bonds or "revenue" bonds. Payment of principal and interest on general obligation bonds is secured by the issuing municipality's pledge of its full faith and credit and taxing power. Payment on revenue bonds is met from the revenues obtained from a certain facility, class of facilities, special excise or other tax, but not from general tax revenues. Variations on these two classifications exist, such as revenue bonds backed by a municipality's general taxing power, or general obligation bonds backed by limited taxing power.

Municipal notes are short-term debt obligations generally maturing in one year or less meeting short-term capital needs and are also either "general obligation" or "revenue" debt securities. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper.

Municipal securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula, in order to minimize fluctuation in the value of the principal of the securities. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

The Municipal Money Fund and Municipal Trust Fund may invest in variable rate obligations. Such adjustments minimize changes in the market value of the obligation, and in the case of the Municipal Money Fund enhances the ability of such Fund to maintain a stable $1.00 net asset value. See "'Net Asset Value" on page 17.


Investment-Grade Debt Securities. All of the DLJ Funds may invest in debt securities of investment-grade quality. "Investment-grade debt securities" are debt securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as S&P or Moody's. Investment-grade debt securities may also include debt securities believed by the Adviser (on the basis of criteria believed by the Adviser to be comparable to that applied by such rating agencies) to be of comparable quality to debt securities so rated by the rating agencies.


Debt securities rated Baa or higher by Moody's or BBB or higher by S&P are investment-grade securities. Securities rated BBB are regarded by S&P as having an adequate capacity to pay interest and repay principal; while such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Securities rated Baa by Moody's are considered to be medium-grade obligations. These securities are neither highly protected nor poorly secured. The rating organization determines that interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. For a more complete description of Moody's and S&P's ratings, see the Appendix to the Statement of Additional Information of each of the DLJ Funds. The investment-grade limitations referenced for each Fund are applicable at the time of initial investment and a Fund may determine to retain securities of issuers which have had their credit characteristics downgraded.


Repurchase Agreements. The DLJ Funds may enter into a repurchase agreement with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. Repurchase agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser requires continual maintenance of collateral with a Fund's custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event a counterparty defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the counterparty becomes the subject of bankruptcy proceedings, the Fund might be delayed in selling the collateral.

Non-U.S. Securities. All of the DLJ Funds, except the Money Funds and the Municipal Trust Fund, may invest in "non-U.S. securities." There are additional risks involved in investing in non-U.S. securities. These risks include those resulting from fluctuations in currency exchange rates, revaluation of currencies, and the possible imposition of currency exchange blockages. In addition, there are risks associated with future adverse political and economic developments and a limited availability of public information concerning issuers. Non-U.S. issuers typically are subject to different accounting, auditing and financial reporting standards. Securities of many non-U.S. companies may be less liquid and their prices more volatile than those of domestic companies. There is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of Funds or other assets of a non-U.S. issuer, including the withholding of dividends.

Non-U.S. securities may be subject to taxes imposed by foreign governments that would reduce the net yield on such securities. Investment in non-U.S. securities may result in higher expenses due to the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges (which generally are higher than commissions on U.S. exchanges) and the expense of maintaining securities with non-U.S. custodians.

Investments in non-U.S. securities include securities issued by European issuers. On January 1, 1999, the countries participating in the European Monetary Union ("EMU") implemented a new currency unit, the Euro, which is reshaping financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the eventual impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Funds are aware of such potential problems and are coordinating ways to prevent or alleviate their adverse impact on the Funds.

Investment Companies. Certain Funds may invest a limited amount of their assets in shares of other investment companies. Investments in other mutual funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. In addition, such investments are subject to limitations under the 1940 Act and market availability. Currently, the International Funds and the Municipal Money Fund may invest in such investment companies if, in the judgment of the Adviser or Subadviser, the potential benefits of such investments justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Municipal Money Fund or an International Fund would bear its ratable share of that investment company's expenses, including its advisory and administrative fees. At the same time shareholders of the Municipal Money Fund or an International Fund would continue to pay their own management fees and other expenses.


Options. A call option is a contract that gives the holder the right to buy from the seller the security underlying the call option at a pre-determined price while a put option is a contract that gives the buyer the right to require the seller to purchase the security underlying the put option at a pre-determined price. The Core Equity Fund and the Growth and Income Fund may write covered call options on individual securities or stock indices. For these Funds, this practice will only be used to minimize the effect of a market decline in the value of securities in their respective portfolios. We cannot guarantee that, should a Fund seek to enter into such transactions, it could do so at all or on terms that are acceptable. The Small Company Value Fund may purchase or sell put and call options on individual securities or stock indices as a means of achieving additional return or of hedging the value of its portfolio. The International Funds may purchase and sell put and call options on securities, currencies and financial indices that are traded on U.S. or non-U.S. securities exchanges or in the over-the-counter market. Options traded in the over-the-counter market are considered illiquid investments. The International Funds may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with regulations of the CFTC. These futures contracts and related options will be on financial indices and foreign currencies or groups of foreign currencies.

Each International Fund's successful use of options and financial futures depends on the ability of the Adviser and Subadviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select international securities for investment. The ability of an International Fund to close out an option or futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The inability to close options and futures positions also could have an adverse impact on each International Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the International Funds of margin deposits or collateral in the event of bankruptcy of a broker with whom the International Funds have an open position in an option, a futures contract or related option.


Lower-Grade or Unrated Securities. The High Income Fund will purchase lower or unrated securities. "Lower-grade securities" are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in these securities involves substantial risk. Lower-grade securities are commonly referred to as "junk bonds". Issuers of lower-grade securities may be highly leveraged and may not have traditional methods of financing. The risks associated with acquiring the securities of these issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. The risk of loss due to default is significantly greater for the holders of lower-grade securities because such securities may be unsecured and may be subordinate to other securities of the issuer.

FUND MANAGEMENT


DLJ Asset Management Group, Inc. (formerly known as Wood, Struthers & Winthrop Management Corp.), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172 ("DLJAM" or the "Adviser"), serves as the investment adviser for each of the DLJ Funds. AXA Investment Managers GS Ltd, a UK registered company with principal offices at 60 Gracechurch Street, London EC3V 0HR, England serves as sub-investment adviser for the International Funds and is a wholly-owned subsidiary of AXA Investment Managers, an investment management subsidiary of AXA. Effective October 1, 1999, due to an internal restructuring within the AXA Investment Managers Group of Companies, AXA Investment Managers GS Ltd assumed the sub-investment advisory responsibilities formerly undertaken by AXA Asset Management Partenaires, a French wholly-owned subsidiary of AXA Investment Managers. Investment personnel and policies remain unchanged.


DLJAM is a subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a member of the New York Stock Exchange and a wholly-owned subsidiary of DLJ, Inc., a major international supplier of financial services. DLJ, Inc. is an independently operated, indirect subsidiary of AXA Financial, Inc., a holding company controlled by AXA, a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies.

The fees paid for the fiscal year ended October 31, 1999 were as follows:

Fund*                        % of Average Net Assets
--------------------------------------------------------------------------------
Core Equity Fund               .67%
--------------------------------------------------------------------------------
Growth and Income Fund         .58%
--------------------------------------------------------------------------------
Small Company Value Fund       .79%
--------------------------------------------------------------------------------
Growth Fund                    .75%
--------------------------------------------------------------------------------
Technology Fund                .88%
--------------------------------------------------------------------------------
Developing Markets Fund        1.25%
--------------------------------------------------------------------------------
International Equity Fund      1.25%
--------------------------------------------------------------------------------
Fixed Income Fund              .625%
--------------------------------------------------------------------------------
Municipal Trust Fund           .625%
--------------------------------------------------------------------------------
High Income Fund               .70%
--------------------------------------------------------------------------------
Municipal Money Fund           .40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Money Fund     .40%
--------------------------------------------------------------------------------


* The Growth Fund and the Technology Fund commenced operations on November 18, 1999.


The following individuals are responsible for management of the DLJ's Funds.

Cathy A. Jameson is the portfolio manager of the Fixed Income Fund, a position she has held since the Fund was started in 1986. Ms. Jameson is a Vice President of the DLJ Focus Funds. She is also a Managing Director of DLJAM and has been an employee of DLJAM since 1979.

Roger W. Vogel serves as the primary portfolio manager of the Small Company Value Fund and as of February, 2000, the Growth and Income Fund. He has acted as the portfolio co-manager of the Core Equity Fund, the Growth and Income Fund, and the Small Company Value Fund since July 1993. Mr. Vogel is a Vice President of the DLJ Focus Funds, and a Managing Director of DLJAM. Prior to becoming associated with the Funds, Mr. Vogel was a Vice President and portfolio manager with Chemical Banking Corp.

Marybeth B. Leithead is the portfolio manager of the Municipal Trust Fund, a position she has held since the commencement of its operations on July 28, 1993. Ms. Leithead is also a Vice President of the DLJ Focus Funds and a Senior Vice President of DLJAM. She has been an employee of DLJAM since 1989. A tax-exempt fixed income specialist, Ms. Leithead is responsible for short-term and long-term municipal bond investment management for clients of the Adviser. Prior to joining DLJAM, Ms. Leithead was an employee of Citicorp Securities Markets Inc.


Hugh M. Neuburger is the primary portfolio manager of the Core Equity Fund, Growth Fund and Technology Fund. He has also served as the co-portfolio manager of the Core Equity Fund, the Growth and Income Fund and the Small Company Value Fund since August 1995. Mr. Neuburger is a Managing Director and Director of Quantitative Analysis of DLJAM and has been an employee of DLJAM since March 1995. Prior to March 1995, Mr. Neuburger was the president of Hugh M. Neuburger, Inc., a consulting firm providing domestic and global tactical asset allocation advice and other consulting services to large corporate and state pension plans. From 1986 through 1991, Mr. Neuburger was Managing Director of Matrix Capital Management, an investment management firm. Prior to 1986, Mr. Neuburger managed asset allocation portfolios for Prudential Insurance Company of America.


Michael A. Snyder is the portfolio manager of the High Income Fund. Mr. Snyder was appointed Vice President of the DLJ Opportunity Funds and Managing Director of DLJAM in October 1998. Prior to becoming associated with the DLJ Funds and joining DLJAM, Mr. Snyder spent two years as a Managing Director with Bear Stearns Asset Management where he was responsible for the firm's high-yield bond management effort. Prior to that position, Mr. Snyder spent ten years at Prudential Investments where he was a senior portfolio manager in the firm's High Yield Mutual Fund Group.

Robert de Guigne, an employee of the Subadviser, serves as portfolio manager of the International Funds. Mr. de Guigne assumed the day-to-day investment responsibilities of the Developing Markets Fund in August 1996 and the International Equity Fund in June 1997. Mr. de Guigne has been an asset manager responsible for emerging market equities for a subsidiary of AXA since April 1996. Previously, Mr. de Guigne was a portfolio manager for State Street Bank in Paris.

HOW TO BUY AND SELL SHARES

Opening an Account:

Decide whether your first payment will be delivered by check or wire. Initial payment must be at least $1,000.

By check using U.S. mail:

Complete an application and send it along with a check made payable to the DLJ Funds to:


DLJ Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA 19406-3101


By check using U.S. overnight delivery.


Complete an application and send it along with a check made payable to the DLJ Funds to:


DLJ Funds
PFPC, Inc.
211 S. Gulph Road
King of Prussia, PA 19406-3101

By wire:


Call DLJ Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent, PFPC, Inc ("Transfer Agent"). Your account cannot be opened without a completed, signed application and a Fund account number.


Contact your bank to arrange a wire transfer to:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Your wire instructions must also include: the name of the Fund, your account number and the name(s) of the account holders.

An account at the Fund will be established once the application and check are received in good order.

If you purchase shares of the Money Funds through a wire transfer, you will be eligible to receive the daily dividend declared on the date of purchase, as long as the Transfer Agent is notified of such purchase by 12:00 noon. The funds must be received by the Transfer Agent by 4:00 P.M.

Investors may also purchase shares of the DLJ Funds through their securities dealer. For shares purchased through a securities dealer or by clients of an eligible institution: call your broker or service representative for instructions in opening an account. In addition, securities dealers may offer an automatic sweep for the shares of the Money Funds in the operation of cash accounts for their customers. Shares of the Money Funds purchased through an automatic sweep by 1:00 P.M. are eligible to receive that day's daily dividend. For more information, contact your securities dealer. Other information regarding purchasing shares is contained in each Fund's Statement of Additional Information.

Shareholder accounts established on behalf of the following types of plans will be exempt from the Fund's minimum and additional investment amounts: 401(k) Plans, 403(b) Plans, 457 Plans, SEP Plans, and SIMPLE Plans. An account established for the Funds' Class D shares will also be exempt from the Funds' minimum and subsequent purchase requirements. In addition, the Funds reserve the right to waive their minimum purchase requirements.

Additional investments may be made at any time by sending a check payable to the Funds along with an investment stub found at the bottom of the Funds' Shareholder Statement form. If the stub is not available, you may send a check payable to the "DLJ Funds" directly to the Transfer Agent at the address listed above. Please reference the account number to be credited on the check, as well as the Fund you have selected to purchase.


                        Selling Shares of the Money Funds
          or Class A, Class B or Class C shares of the Other DLJ Funds

Will you be requesting a redemption of your holdings in the DLJ Funds through the Funds' Telephone Redemption Privilege?


Yes.

Call 1-800-225-8011 to sell your shares. Requests for redemptions of more than $50,000 must be made in writing and be accompanied by a signature guarantee.

(A "signature guarantee" is a signature guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association.)

Remember, the DLJ Funds require a minimum account size of $250.

No.

For shares held at the Fund, write to the Fund at:


DLJ Funds
PFPC, Inc. P.O. Box 61503
(211 S. Gulph Road)*
King of Prussia, PA  19406-3101


Remember, any account that has less than $250, the Fund may redeem.

* For overnight delivery.

For shares purchased through a broker-dealer: call your broker or securities dealer representative.

Your redemption will be processed at the net asset value per share, next computed following the receipt of your request in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the net asset value and deducted from your redemption. The value of your shares may be more or less than your investment depending on the net asset value of your Fund on the day you redeem.


The DLJ Funds have a minimum account size of $250. You may be requested to increase your balance if it falls below $250. The Funds reserve the right to close such account and send the proceeds to you. A Fund will not redeem involuntarily any shareholder account with an aggregate balance of less than $250 based solely on the market movement of such Fund's shares.

For information concerning circumstances in which redemptions may be effected through the delivery of in-kind portfolio securities, see your Statement of Additional Information.

Purchasing additional shares

Decide if you are making additional purchases by mail, wire, or automatic investment. If using mail or wire, please check to make sure funds meet the $25.00 minimum.

By Mail:

Complete the investment stub found at the bottom of the Funds' shareholder statement form, or if an investment stub is not available, reference on the check the account number to be credited and the Fund you have selected to purchase and mail to:


DLJ Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA. 19406-3101


By Wire:

Please call the Transfer Agent at 800-225-8011 (option #2) to notify them of the impending wire.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #: 011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Purchase should reference your name, account number, and name of Fund.

Automatic Investment Program:

The automatic investment program requires purchases of at least $25.00. Fill out the application, designating the automatic investment option and provide your bank information. The Fund automatically deducts payment from your account on a regular basis.

Provide your bank with funds and with the following information:

Boston Safe Deposit & Trust
ABA #:011001234
Credit: (Insert Name of Your Fund)
ACCT#: 006068
FBO (Shareholder name and account number)

Shares of the Money Funds or Class A, Class B or Class C shares of the other DLJ Funds may be purchased directly by using the Share Purchase Application found in the prospectus, or through Donaldson, Lufkin & Jenrette Securities Corporation, or by contacting your securities dealer. Shareholders should read the prospectus carefully before investing in the Funds.

The minimum initial investment in each Fund is $1,000. The minimum for additional investments is $25. There is a maximum purchase limitation in the Funds' Class B shares of $250,000 and $1,000,000 in the Funds' Class C shares. Each of the Funds, except the Money Funds, offers Class A, Class B and Class C shares. Class A shares may be purchased at a price equal to net asset value of the Fund plus an initial sales charge imposed at the time of purchase. On a purchase of $1,000,000 or more, there is no initial sales charge, but there could be a CDSC if the shares are redeemed within one year of purchase. Class B shares may be purchased for net asset value, but may be subject to a CDSC upon redemption. The CDSC declines from 4% during the first year of purchase to zero after four years. Class B shares will convert to Class A shares approximately eight years from the time of purchase. Class C shares may be purchased for net asset value, but may be subject to a 1% CDSC if redeemed in the first year. Class R shares are available for purchase by eligible institutions on behalf of their clients. Class D shares are offered exclusively to employees of DLJ and its subsidiaries that are eligible to participate in the DLJ 401(k) Retirement Savings Plan. These employees should contact the DLJ Hotline at 1-877-401k-DLJ to learn how to purchase Class D shares. Shares of the Money Funds may be purchased at a price equal to the net asset value per share which is expected to be $1.00.


OTHER SHAREHOLDER INFORMATION
Classes of Shares and Sales Charges


The DLJ Funds, except the Money Funds, offer Class A shares, Class B shares and Class C shares to the general public. Class R shares are offered to eligible institutions on behalf of their clients. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Class D shares are only offered by the Core Equity Fund, the Growth and Income Fund, the Technology Fund, the Fixed Income Fund, the High Income Fund and the International Equity Fund. Shares held in each Fund are normally entitled to one vote (with proportional voting for fractional shares) for all purposes.

Each class is identical in all respects except that each class bears different distribution service fees (except for Class D shares, which are not subject to any distribution service fees and are offered only to a limited group of investors). Each class has different exchange privileges and only Class B shares have a conversion feature. Class A, Class B, Class C and Class R have exclusive voting rights with respect to that class's 12b-1 Plan.


Class A Shares

[side bar]
Offering Price:

The offering price for Class A shares (with a sales charge) is NAV plus the applicable sales charge (unless you are entitled to a waiver).
[end side bar]

The offering price for Class A shares of the Funds is the net asset value plus the applicable sales charge from the schedule below.

                                         INITIAL SALES CHARGE-CLASS A


                                          DLJ Fixed Income Funds (1)

-------------------------------------------------------------------------------------------------------------
Amount Purchased             As a % of Amount Invested  As a % of Offering Price   Commission to
                                                                                   Dealer/Agent as a % of
                                                                                   Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000            4.99%                      4.75%                      4.25%
-------------------------------------------------------------------------------------------------------------
$50,000 to less than         4.71%                      4.50%                      4.00%
  $100,000
-------------------------------------------------------------------------------------------------------------
$100,000 to less than        3.63%                      3.50%                      3.25%
  $250,000
-------------------------------------------------------------------------------------------------------------
$250,000 to less than        2.56%                      2.50%                      2.25%
$500,000
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
$500,000 to less than        2.04%                      2.00%                      1.75%
$1,000,000
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more           0                          0                          1.00%*
-------------------------------------------------------------------------------------------------------------


                                             DLJ Equity Funds (2)

-------------------------------------------------------------------------------------------------------------
Amount Purchased             As a % of Amount Invested  As a % of Offering Price   Commission to
                                                                                   Dealer/Agent as a % of
                                                                                   Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000.           6.10%                      5.75%                      5.00%
-------------------------------------------------------------------------------------------------------------
$50,000 to less than         4.99%                      4.75%                      4.00%
  $100,000
-------------------------------------------------------------------------------------------------------------
$100,000 to less than        3.90%                      3.75%                      3.00%
  $250,000.
-------------------------------------------------------------------------------------------------------------
$250,000 to less than        2.56%                      2.50%                      2.00%
  $500,000.
-------------------------------------------------------------------------------------------------------------
$500,000 to less than        2.04%                      2.00%                      1.75%
  $1,000,000
-------------------------------------------------------------------------------------------------------------
$1,000,000 or more           0                          0                          1.00%*
-------------------------------------------------------------------------------------------------------------


(1) The DLJ Fixed Income Funds include the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund.

(2) The DLJ Equity Funds include the Core Equity Fund, the Growth and Income Fund, the Small Company Value Fund, the Growth Fund, the Technology Fund, the Developing Markets Fund and the International Equity Fund.


*On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below). The Distributor may pay the dealer a fee of up to 1% as follows: 1% on purchases up to and including $3 million, .50% on the next $47 million, .25% on purchases over $50 million. In addition, Class A shares issued upon conversion of Class B shares of the Funds are not subject to an initial sales charge.

From time to time, the Distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.

In addition, investors may be charged a fee by a securities dealer if they effect transactions through a broker or agent.

The initial sales charge is waived for the following shareholders or transactions:

(1) investment advisory clients of the Adviser;

(2) officers, Trustees and retired Trustees of the Funds, directors or trustees of other investment companies managed by the Adviser, officers, directors and full-time employees of the Adviser and of its wholly-owned subsidiaries or parent entities ("Related Entities"); or the spouse, siblings, children, parents or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(3) certain employee benefit plans for employees of the Advisers and Related Entities;

(4) full-time employees of the Funds' Transfer Agent or an entity that provides distribution to the Funds, an agent or broker of a dealer that has a sales agreement with the Distributor, for their own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Funds);

(5) shares purchased by registered investment advisers on behalf of fee-based accounts or by broker-dealers that have sales agreements with the Funds and for which shares have been purchased on behalf of wrap fee client accounts and for which such registered investment advisers or broker-dealers perform advisory, custodial, record keeping or other services;


(6) shareholders who received shares in the DLJ Funds as a result of the merger of Neuwirth Fund, Inc., Pine Street Fund, Inc. or deVegh Mutual Fund, Inc., and who have maintained their investment in such shares;


(7) shares purchased for 401(k) Plans, 403(b) Plans and 457 Plans; and employee benefit plans sponsored by an employer; non-U.S. nationalized pension plans; and

(8) Class B shares which are automatically converted to Class A shares.

Reduced sales charges are available to participants in the following programs:

Letter of Intent. By initially investing at least $1,000 and submitting a Letter of Intent to the Funds' Distributor or Transfer Agent, you may purchase shares of a DLJ Fund over a 13-month period at the reduced sales charge, which applies, to the aggregate amount of the intended purchases stated in the Letter. The Letter only applies to purchases made up to 90 days before the date of the Letter.

Right of Accumulation. For investors who already have an account with the Funds, reduced sales charges based upon the Funds' sales charge schedules are applicable to subsequent purchases. The sales charge on each additional purchase is determined by adding the current net asset value of the shares the investor currently owns to the amount being invested. The Right of Accumulation is illustrated by the following example: If a previous purchase currently valued in the amount of $50,000 had been made subject to a sales charge and the shares are still held, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. It is the investor's responsibility to notify the Transfer Agent at the time of subsequent purchases that the account is eligible for the Right of Accumulation.

Concurrent Purchases. To qualify for a reduced sales charge, you may combine concurrent purchases of shares purchased in any DLJ Fund. For example, if the investor concurrently invests $25,000 in one Fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase. In order to exercise the Concurrent Purchases privilege, the investor must notify the Distributor or Transfer Agent prior to his or her purchase.

Combined Purchase Privilege. By combining the investor's holdings of shares in any DLJ Fund, the investor can reduce the initial sales charges on any additional purchases of Class A shares. The investor may also use these combinations under a Letter of Intent. This allows the investor to make purchases over a 13-month period and qualify the entire purchase for a reduction in initial sales charges on Class A shares. A combined purchase of $1,000,000 or more may trigger the payment of a dealer's commission and the applicability of a Limited CDSC. See "Other Shareholder Information - Class A Limited CDSC."

Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds provided by a redemption of a Fund's Class A shares within 120 days from the date of redemption without an initial sales charge. It is the investor's responsibility to notify the Transfer Agent prior to his or her purchase in order to exercise the Reinstatement Privilege. In addition, a CDSC paid to the Distributor will be eligible for reimbursement at the current net asset value of the applicable Fund if a shareholder reinstates his Fund account holdings within 120 days from the date of redemption.

Class B Shares

You may choose to purchase Class B shares at the Fund's net asset value although such shares may be subject to a CDSC when you redeem your investment. The CDSC does not apply to investments held for more than four years or shares received pursuant to dividend reinvestment.

Where the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table on this page. The CDSC will be assessed on an amount equal to the lesser of the then current net asset value or the original purchase price of the shares identified for redemption.

[sidebar]
Year after Purchase          CDSC Percentage
       1st                         4%
       2nd                         3%
       3rd                         2%
       4th                         1%
  After 4th year                  None
[end sidebar]

The CDSC on Class B shares will be waived for the following shareholders or transactions:

(1) shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

(3) redemptions made pursuant to a DLJ Fund's systematic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect systematic withdrawals on a semi-annual or annual basis are not eligible for the waiver; and

(4) liquidations, distributions or loans from the following types of retirement plan accounts:

o     Section 401(k) retirement Plans;

o     Section 403(b) Plans; or

o     Section 457 Plans; and

(5) A total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

Redemptions effected by the Funds pursuant to their right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

Class A Limited CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the Funds upon certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above (i.e., purchases of $1,000,000 or more).

The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of:

o the net asset value at the time of purchase of the Class A shares being redeemed; or

o     the net asset value of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares even if those shares are later exchanged, and in the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to a DLJ Fund's systematic withdrawal plan under the same circumstances as outlined in item (3) above related to the waiver of the CDSC on Class B shares.

Class C Shares

You may choose to purchase Class C shares at the Fund's net asset value, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another DLJ Fund, the 1% CDSC also will apply to those Class C shares. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be waived under the circumstances that would result in a waiver of the CDSC on Class B shares.

Class D Shares

Class D shares are offered only to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan for Employees. Class D shares are not subject to any sales charges or distribution fees. These employees should contact the DLJ 401(k) Hotline at 1-877-401k -DLJ to learn how to purchase Class D shares.


Class R Shares

Class R shares are offered only to eligible institutions who purchase shares on behalf of their clients and are not available to individual investors directly. Class R shares are not subject to any initial or contingent deferred sales charge, but there is a distribution fee of .25% of average daily net assets. Institutions may charge direct fees in connection with transactions related to Class R shares.


ADDITIONAL SHAREHOLDER SERVICES


Exchange Privilege. You may exchange shares of a Fund for shares offered under the same class of another DLJ Fund. Shareholders whose initial investment was directly into a Money Fund may exchange such shares for either Class A, Class B, Class C or Class R of another DLJ Fund. Shares of each Money Fund purchased pursuant to the DLJ Funds' exchange privilege will be eligible for exchange into another DLJ Fund provided that the exchange is directed into the same class of shares upon which the initial investment was made. Shareholders whose initial investment was invested directly into a Money Fund will, upon an exchange request, automatically be exchanged into Class A shares of the requested Fund (unless otherwise indicated on the purchase application or by written notice). You should be aware that for federal income tax purposes an exchange is treated as a sale and a purchase of shares which may result in recognition of a gain or loss.

The following privileges are provided by the Transfer Agent and do not apply to Class D or Class R shares:

Automatic Monthly Investment Plan. You may elect on the Application to make additional investments in a Fund automatically by authorizing DLJ to withdraw funds from your bank or other cash account and purchase additional shares with those funds. You select the date (either the 10th, 15th or 20th of each month) and amount (subject to a minimum of $25). The plan may be terminated at any time without penalty by you or the Fund.


Automatic Exchange Plan. You may authorize the DLJ Funds in advance to exchange a set dollar amount of shares in one Fund for shares of the same class of another Fund or for shares of the Money Funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum exchange amount under the Automatic Exchange Plan is $50. These exchanges are subject to the terms of the Exchange Privilege described above.


Dividend Direction Option. A shareholder may elect on the Application to have his or her dividends paid to another individual or directed for reinvestment within the same class of another Fund provided that an existing account in such other Fund is maintained by the shareholder.


Systematic Withdrawal Plan. Any shareholder who owns or purchases shares of a Fund having a current net asset value of at least $10,000 may establish a Systematic Withdrawal Plan under which the shareholder or a third party will receive payment by check in a stated amount of not less than $50 on a monthly, quarterly, semi-annual or annual basis. A CDSC which may otherwise be imposed on a redemption will be waived in connection with redemptions made pursuant to DLJ Funds' Systematic Withdrawal Plan up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestment) not to exceed 12% over any 12 month rolling period. Systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver.


Checkwriting Privileges. Shareholders of the Money Funds may redeem shares by writing checks of at least $100 against their account balance. Investments in the Money Funds will continue to earn dividends until a shareholder's check is presented to the Money Funds for payment. Checks will be returned by the Transfer Agent if there are insufficient shares to meet the withdrawal amount.

You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written. There is currently no charge to shareholders for checkwriting, but the Money Funds reserve the right to impose a charge in the future. The Money Funds may modify, suspend or terminate checkwriting privileges at any time upon notice to shareholders and will terminate checkwriting privileges without notice for accounts whose assets are exchanged completely out of the Money Funds. In addition, Boston Safe Deposit & Trust., as agent for the Transfer Agent in processing redemptions via the checkwriting privilege, reserves the right to terminate checkwriting privileges at any time without notice to you. Checkwriting privileges are not available for accounts subject to a CDSC.

Retirement Plans. DLJ offers a range of qualified retirement plans including Traditional, Educational and Roth IRAs, SEPs, SIMPLE plans and other pension and profit sharing plans. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance fee of $15 per participant, regardless of the number of Funds selected. For more information you should write or telephone the Transfer Agent at 1-800-225-8011. For a more detailed explanation of the retirement plans offered by the Funds, see each Fund's Statement of Additional Information.

Additional information concerning shareholder services is available by contacting the Funds at the address or telephone number listed on the last page of this Prospectus.

THE FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER. DLJ RESERVES THE RIGHT TO IMPOSE SHORT-TERM REDEMPTION FEES TO DISCOURAGE MARKET-TIMING IN THE FUNDS.

DISTRIBUTION CHARGES


Each Fund has adopted 12b-1 Plans pursuant to the rules of the 1940 Act. These plans allow each Fund to collect distribution and service fees for the sale and servicing of the individual classes of each Fund's shares. Since these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Effective as of the date of this prospectus, the limitation on annual distribution and service fees for Class A shares of the Core Equity Fund, Growth and Income Fund, Small Company Value Fund, Fixed Income Fund and Municipal Trust Fund has been reduced from 0.30% to 0.25%. The Funds do not pay any of the expenses for distributing Class D shares.


[side bar]
Distribution and Service Fees:
Distribution and service fees are used to pay the Distributor to promote the sale of shares and the servicing of accounts of each Fund.

The expenses incurred by the Distributor under the 12b-1 Plans include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the Distributor's employees or employees of the Distributor's affiliates for their distribution assistance.

Distribution fees also allow the Distributor to compensate broker/dealers or other persons or entities for providing distribution assistance, as well as financial intermediaries for providing administrative and accounting services for their account holders.
[end side bar]

DIVIDEND AND DISTRIBUTION INFORMATION


Dividends are declared daily and paid monthly to shareholders of the Money Funds, the Fixed Income Fund, the Municipal Trust Fund and the High Income Fund from net investment income. Dividends are paid to shareholders of the Growth and Income Fund quarterly, if net investment income has been earned, and to shareholders of the Core Equity Fund, the Small Company Value Fund, the Growth Fund, the Technology Fund and the International Funds once a year. Capital gains earned in any of the Funds are normally distributed to shareholders once a year. For purposes of this calculation, net investment income consists of all accrued interest income on Fund assets less the Fund expenses applicable to that dividend period.


For your convenience, dividends and capital gains are automatically reinvested in your Fund. If you ask us to pay the distributions in cash, the Fund will send you a check instead of purchasing more shares of your Fund. You will receive a confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

TAXES

As with any investment, you should consider how your investment in the Funds will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal income tax purposes, a Fund's income and short-term capital gain distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state and local income taxes. The distributions are taxable when they are paid, whether you receive them in cash or participate in the dividend reinvestment program. Each January, your Fund will mail you a form indicating the federal tax status of your dividend and capital gain distributions. For individuals, long-term capital gains are generally subject to a maximum tax rate of 20%. If you hold shares in a tax-deferred retirement account, your distributions will be taxed when you receive a distribution from your tax-deferred account.

Distributions to shareholders of tax-exempt interest income earned by the Municipal Trust Fund and the Municipal Money Fund are not subject to federal income tax if, at the close of each quarter of each Fund's taxable year, at least 50% of the value of each Fund's total assets consists of tax-exempt obligations. Both Funds intend to meet this requirement. Because the Municipal Trust Fund and Municipal Money Fund can invest in taxable municipal bonds and other taxable securities as well as tax-exempt municipal bonds, the portion of their dividends exempt from or subject to regular federal income taxes cannot be predicted. In addition, these distributions may also be subject to state and local taxes.

If you are subject to the AMT, you should be aware that a portion of the distributions out of tax-exempt interest earned by the Municipal Trust Fund and the Municipal Money Fund may be taxable.

When you redeem your shares, the tax treatment of any gains or losses may be affected by the length of time for which you hold your shares.

As a shareholder, you must provide your Fund with a correct taxpayer identification number (generally your Social Security number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires your Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the Statement of Additional Information for your Fund for more information on the tax consequences of your investment. You should also consult your own tax adviser for further information.

[side bar]
The Taxpayer Relief Act of 1997:
The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under this law, certain taxpayers will pay a lower tax rate when it comes to capital gains.

The Fund will provide information relating to the portion of any Fund distribution that is eligible for the reduced capital gains tax rate.

[end side bar]


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand your Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations.) Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). This information has been audited, except where indicated by Ernst & Young LLP, the Funds' independent auditors, whose unqualified reports, along with the Funds' financial statements, are included in the Statements of Additional Information, which are available upon request. Additional information about the performance of the Funds is contained in each Fund's annual report to shareholders, which may be obtained without charge. Prior to February 28, 1996, the Focus Funds offered only a single class of shares. Accordingly, the data presented below with respect to Class A shares of the Focus Funds for periods prior to such date have been obtained from the financial statements for the Focus Funds' sole class of shares outstanding during such prior fiscal years.

                                          Net Asset         Net         Net Realized   Total from       Dividends    Distributions
                                            Value        Investment    and Unrealized  Investment       from Net     from Capital
                                          Beginning    Income/(Loss)   Gains/(Losses)  Operations      Investment        Gains
                                          of Period                    on Securities                     Income
----------------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
CLASS A

Six Months Ended                            $21.27        $   --*         $   --         $   --          $   --         ($1.61)
April 30, 2000(a)

Year Ended                                   16.52         (0.03)*          5.04           5.01              --          (0.26)
October 31, 1999
Year Ended                                   14.56         (0.00)*+         2.88           2.88           (0.02)         (0.90)
October 31, 1998
Year Ended                                   12.69          0.03            3.07           3.10           (0.05)         (1.18)
October 31, 1997
Year Ended                                   11.35          0.05            2.11           2.16           (0.04)         (0.78)
October 31, 1996
Year Ended                                   10.82          0.04            1.19           1.23           (0.01)         (0.69)
October 31, 1995
Class B
Six Months Ended                             20.75            --*             --             --              --          (1.61)
April 30, 2000(a)
Year Ended                                   16.25         (0.17)*          4.93           4.76              --          (0.26)
October 31, 1999
Year Ended                                   14.41         (0.12)*          2.86           2.74              --          (0.90)
October 31, 1998
Year Ended                                   12.63         (0.03)           3.02           2.99           (0.03)         (1.18)
October 31, 1997
Year Ended                                   11.88         (0.01)           0.76           0.75              --             --
October 31, 1996+
CLASS C
Period Ended                                 20.01            --*             --             --              --             --
April 30, 2000(a)++++
CLASS D
Six Months Ended                             21.27            --*             --             --              --          (1.61)
April 30, 2000(a)
Year Ended
October 31,
1999++                                       20.29          0.01*           0.97           0.98              --             --
----------------------------------------------------------------------------------------------------------------------------------

                                          Net Asset         Net         Net Realized   Total from       Dividends    Distributions
                                            Value        Investment    and Unrealized  Investment       from Net     from Capital
                                          Beginning    Income/(Loss)   Gains/(Losses)  Operations      Investment        Gains
                                          of Period                    on Securities                     Income
----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
CLASS A

Six Months Ended                            $23.49        $  --*          $   --         $   --          ($0.06)        ($0.69)
April 30, 2000(a)

Year Ended                                   22.60          0.12*           2.87           2.99           (0.09)         (2.01)
October 31, 1999
Year Ended                                   20.09          0.20*           3.51           3.71           (0.17)         (1.03)
October 31, 1998
Year Ended                                   17.18          0.21            4.59           4.80           (0.21)         (1.68)
October 31, 1997
Year Ended                                   14.57          0.27            2.93           3.20           (0.24)         (0.35)
October 31, 1996
Year Ended                                   13.38          0.26            1.77           2.03           (0.27)         (0.57)
October 31, 1995
CLASS B
Six Months Ended                             23.37            --*             --             --              --          (0.69)
April 30, 2000(a)
Year Ended                                   22.55         (0.04)*          2.88           2.84           (0.01)         (2.01)
October 31, 1999
Year Ended                                   20.06          0.04*           3.50           3.54           (0.02)         (1.03)
October 31, 1998
Year Ended                                   17.15          0.08            4.58           4.66           (0.07)         (1.68)
October 31, 1997
Year Ended                                   16.05          0.14            1.11           1.25           (0.15)            --
October 31, 1996+
CLASS C
Period Ended                                 20.87            --*             --             --              --             --
April 30,
2000(a)++++
CLASS D
Six Months Ended                             23.50            --*             --             --           (0.08)         (0.69)
April 30, 2000(a)
Year Ended
October 31,
1999+++                                      23.73          0.10*          (0.26)         (0.16)          (0.07)            --
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND
CLASS A

Six Months Ended                            $20.52         $  --*         $   --         $   --          ($0.04)        ($2.05)
April 30, 2000(a)

Year Ended                                   19.54          0.06*           1.01           1.07           (0.07)         (0.02)
October 31, 1999
Year Ended                                   23.34          0.07*          (2.55)         (2.48)          (0.06)         (1.26)
October 31, 1998

                                          Net Asset         Net         Net Realized   Total from       Dividends    Distributions
                                            Value        Investment    and Unrealized  Investment       from Net     from Capital
                                          Beginning    Income/(Loss)   Gains/(Losses)  Operations      Investment        Gains
                                          of Period                    on Securities                     Income
----------------------------------------------------------------------------------------------------------------------------------
Year Ended                                   18.41          0.07            5.66           5.73           (0.08)         (0.72)
October 31, 1997
Year Ended                                   16.61          0.09            2.16           2.25           (0.04)         (0.41)
October 31, 1996
Year Ended                                   15.65          0.04            1.62           1.66              --          (0.70)
October 31, 1995
CLASS B
Six Months Ended                             20.13            --*             --             --           (0.04)         (2.05)
April 30, 2000(a)
Year Ended                                   19.23         (0.14)*          1.06           0.92              --          (0.02)
October 31,
1999
Year Ended                                   23.12         (0.09)*         (2.55)         (2.64)             --          (1.25)
October 31, 1998
Year Ended                                   18.34         (0.02)           5.57           5.55           (0.05)         (0.72)
October 31, 1997
Year Ended                                   17.41         (0.02)           0.95           0.93              --             --
October 31, 1996+
CLASS C
Period Ended                                 17.96            --*             --             --              --             --
April 30, 2000
(a) ++++
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
CLASS R

Period Ended                                $10.00         $  --*         $   --         $   --          $   --         $   --
April 30, 2000
(a) +++++

----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
CLASS R

Period Ended                                $10.00         $  --*         $   --         $   --          $   --         $   --
April 30, 2000
(a) +++++

----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
CLASS A

Six Months Ended                            $ 9.83         $0.26          $   --         $   --          ($0.26)        $   --
April 30, 2000(a)

Year Ended                                   10.46          0.50           (0.53)         (0.03)          (0.50)         (0.10)
October 31, 1999
Year Ended                                   10.16          0.53            0.30           0.83           (0.53)            --
October 31, 1998
Year Ended                                   10.07          0.58            0.09           0.67           (0.58)            --
October 31, 1997

                                          Net Asset         Net         Net Realized   Total from       Dividends    Distributions
                                            Value        Investment    and Unrealized  Investment       from Net     from Capital
                                          Beginning    Income/(Loss)   Gains/(Losses)  Operations      Investment        Gains
                                          of Period                    on Securities                     Income
----------------------------------------------------------------------------------------------------------------------------------
Year Ended                                   10.22          0.58           (0.15)          0.43           (0.58)            --
October 31. 1996
Year Ended                                    9.66          0.59            0.56           1.15           (0.59)            --
October 31, 1995
CLASS B
Six Months Ended                              9.83          0.22              --             --           (0.22)            --
April 30, 2000(a)
Year Ended                                   10.46          0.43           (0.53)         (0.10)          (0.43)         (0.10)
October 31, 1999
Year Ended                                   10.16          0.46            0.30           0.76           (0.46)            --
October 31, 1998
Year Ended                                   10.07          0.50            0.09           0.59           (0.50)            --
October 31, 1997
Year Ended                                   10.22          0.34           (0.15)          0.19           (0.34)            --
October 31, 1996+
Class C
Period Ended                                  9.69          0.06              --             --           (0.06)            --
April 30, 2000
(a) ++++
CLASS D
Six Months Ended                              9.83          0.27              --             --           (0.27)            --
April 30, 2000(a)
Year Ended                                   10.09          0.26           (0.26)          0.00           (0.26)            --
October 31,
1999+++
----------------------------------------------------------------------------------------------------------------------------------

(a)     Unadudited

+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++ For the period May 13,1999 (commencement of offering Class D shares) to October 31, 1999.

+++ For the period April 30, 1999 (commencement of offering Class D shares) to October 31, 1999.


++++ For the period February 28, 2000 (commencement of offering Class C shares) to April 30, 2000.


+++++ For the period November 19, 1999 (commencement of operations) to October 31, 1999.

*       Based on average shares outstanding.

** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestments of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.

+       Rounds to less than $0.01.

Total             Net Asset       Total         Net Assets End     Ratio of          Ratio of Net            Portfolio
Distributions     Value End       Return **     of Period (000     Expenses to       Investment Income       Turnover
                  of Period                     omitted)           Average Net       (Loss) to Average       Rate
                                                                   Assets (2)        Net Assets (2)
----------------------------------------------------------------------------------------------------------------------
   ($1.61)          $22.41               %         $158,451            1.16%(1)             %(1)                   %
    (0.26)           21.27           30.77          135,677            1.23                (0.16)               34.7
    (0.92)           16.52           21.00           97,078            1.29                (0.02)               21.0
    (1.23)           14.56           26.48           82,926            1.36                 0.21                41.1
    (0.82)           12.69           20.32           68,096            1.48                 0.47                60.6
    (0.70)           11.35           12.21           55,946            1.63                 0.35               101.7

    (1.61)           21.75              --           43,457            1.86(1)              -(1)                  --
    (0.26)           20.75           29.73           32,783            1.93                (0.86)               34.7
    (0.90)           16.25           20.20           17,438            1.99                (0.72)               21.0
    (1.21)           14.41           25.66           10,378            2.06                (0.51)               41.1
       --            12.63            6.40            3,177            2.17(1)             (0.34)(1)            60.6
       --            21.75              --              230            1.86(1)                (1)                 --

    (1.61)           22.45              --           20,541            0.86(1)                (1)                 --
       --            21.27            4.83            4,839            1.17(1)              0.07(1)             34.7
----------------------------------------------------------------------------------------------------------------------
       $-           $23.47               %         $166,937            1.09%(1)             %(1)                  -%
    (2.10)           23.49           14.37          174,213            1.11                 0.52                24.5
    (1.20)           22.60           19.14          163,936            1.13                 0.92                32.7
    (1.89)           20.09           30.53          145,586            1.22                 1.15                19.8
    (0.59)           17.18           22.60          113,803            1.36                 1.68                44.0
    (0.84)           14.57           16.10           87,975            1.58                 1.94                31.8

       --            23.32              --           41,388            1.79(1)                (1)                 --
    (2.02)           23.37           13.66           41,144            1.81                (0.18)               24.5

    (1.05)           22.55           18.29           33,325            1.83                 0.22                32.7
    (1.75)           20.06           29.59           19,664            1.92                 0.39                19.8
    (0.15)           17.15            7.67            6,545            1.99(1)              1.06(1)             44.0
       --            23.30              --               51            1.79(1)                (1)                 --

       --            23.49              --           44,670            0.79(1)                (1)                 --
    (0.07)           23.50           (0.67)          48,152            0.97(1)              0.99(1)             24.5
----------------------------------------------------------------------------------------------------------------------
   ($2.09)          $20.47               %         $179,806            1.41%(1)             %(1)                   %
    (0.09)           20.52            5.47          188,192            1.37                 0.33                29.6
    (1.32)           19.54          (11.20)         237,873            1.29                 0.30                41.5
    (0.80)           23.34           32.48          283,001            1.35                 0.37                21.1
    (0.45)           18.41           13.80          227,716            1.47                 0.48                35.1
    (0.70)           16.61           11.10          202,730            1.64                 0.23                25.1

    (2.09)           20.01              --           17,304            2.11(1)                (1)                 --

    (0.02)           20.13            4.75           19,257            2.07                (0.71)               29.6

    (1.25)           19.23          (11.98)          22,284            1.99                (0.40)               41.5
    (0.77)           23.12           31.55           18,395            2.05                (0.32)               21.1
       --            18.34            5.28            6,305            2.15(1)             (0.34)(1)            35.1

Total             Net Asset       Total         Net Assets End     Ratio of          Ratio of Net            Portfolio
Distributions     Value End       Return **     of Period (000     Expenses to       Investment Income       Turnover
                  of Period                     omitted)           Average Net       (Loss) to Average       Rate
                                                                   Assets (2)        Net Assets (2)
----------------------------------------------------------------------------------------------------------------------
       --            20.00              --               --            2.11(1)               (1)
----------------------------------------------------------------------------------------------------------------------
       --           $11.28               %           $7,252            1.19%(1)             %(1)                   %
----------------------------------------------------------------------------------------------------------------------
       --           $13.84               %          $29,224            1.39%(1)             %(1)                   %
----------------------------------------------------------------------------------------------------------------------
   ($0.26)           $9.64               %          $36,895            1.00%(1)             %(1)                   %
    (0.60)            9.83           (0.26)          43,060            1.00                 4.91                84.3
    (0.53)           10.46            8.46           47,834            1.00                 5.24               114.0
    (0.58)           10.16            6.84           54,755            1.00                 5.74               119.3
    (0.58)           10.07            4.34           56,388            1.00                 5.72                90.2
    (0.59)           10.22           12.23           53,885            1.00                 5.90                66.1
    (0.22)            9.64              --            3,394            1.70(1)                (1)                 --

    (0.53)            9.83           (0.97)           4,471            1.70                 4.21                84.3

    (0.46)           10.46            7.71            5,849            1.70                 4.50               114.0
    (0.50)           10.16            8.10            3,375            1.70                 4.99               119.3
    (0.34)           10.07            2.23            1,629            1.70(1)              5.03(1)             90.2
    (0.06)            9.63              --               --            1.70(1)                (1)                 --

    (0.27)            9.64              --           96,058            0.70(1)                (1)                 --
    (0.26)            9.83            0.04          116,424            0.70(1)              6.30(1)             84.3
----------------------------------------------------------------------------------------------------------------------

(1)  Annualized
(2)  See footnote (3) on page 51.

                               Net Asset  Net        Net             Contribution   Total      Dividends  Distributions   Tax Return
                               Value      Investment Realized        from           from       from Net   from            of
                               Beginning  Income/    and             Sub-Advisor    Investment Investment Capital         Capital
                               of Period  (Loss)     Unrealized                     Operations Income     Gains
                                                     Gains/(Losses)
                                                     on
                                                     Securities
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL TRUST FUND
CLASS A

Six Months Ended April           $10.05     $0.16         $ --           $ --           $ --     ($0.16)    ($0.08)          $ --
30, 2000(a)

Year Ended October 31,            10.53      0.38        (0.48)            --          (0.10)     (0.38)        --             --
1999
Year Ended October 31,            10.29      0.38         0.24             --           0.62      (0.38)        --             --
1988
Year Ended October 31,            10.01      0.45         0.28             --           0.73      (0.45)        --             --
1997
Year Ended October 31,            10.06      0.43        (0.05)            --           0.38      (0.43)        --             --
1996
Year Ended October 31,             9.51      0.39         0.55             --           0.94      (0.39)        --             --
1995
CLASS B
Six Months Ended April            10.05      0.16           --             --             --      (0.16)     (0.08)            --
30, 2000(a)
Year Ended October 31,            10.53      0.31        (0.48)            --          (0.17)     (0.31)        --             --
1999
Year Ended October 31,            10.29      0.32         0.24             --           0.56      (0.32)        --             --
1998
Year Ended October 31,            10.01      0.37         0.28             --           0.65      (0.37)        --             --
1997
Year Ended October 31,            10.12      0.25        (0.11)            --           0.14      (0.25)        --             --
1996+
CLASS C
Period Ended April 30,             9.88      0.05           --             --             --      (0.05)        --             --
2000(a) +++++
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
CLASS A

Six Months Ended April           $14.00      $ --**       $ --           $ --           $ --       $ --     ($1.78)          $ --
30, 2000(a)

Year Ended October 31,            12.20     (0.06)**      2.56             --           2.50         --      (0.70)            --
1999
Year Ended October 31,            11.42     (0.06)**      0.99             --           0.93      (0.06)     (0.09)            --
1998
Year Ended October 31,            10.38     (0.07)**      1.11             --           1.04         --         --             --
1997
Year Ended October 31,             9.58     (0.04)**      0.84             --           0.80         --         --             --
1996
Year Ended October 31,            10.00                     --          (0.42)         (0.42)        --         --             --
1995*
CLASS B
Six Months Ended April            13.63           **        --             --             --         --      (1.78)            --
30, 2000(a)
Year Ended October 31,            11.98     (0.15)**      2.50             --           2.35         --      (0.70)            --
1999

                               Net Asset  Net        Net             Contribution   Total      Dividends  Distributions   Tax Return
                               Value      Investment Realized        from           from       from Net   from            of
                               Beginning  Income/    and             Sub-Advisor    Investment Investment Capital         Capital
                               of Period  (Loss)     Unrealized                     Operations Income     Gains
                                                     Gains/(Losses)
                                                     on
                                                     Securities
------------------------------------------------------------------------------------------------------------------------------------
Year Ended October 31,            11.24     (0.15)**      0.98             --           0.83         --      (0.09)            --
1998
Year Ended October 31,            10.29     (0.15)**      1.10             --           0.95         --         --             --
1997
Year Ended October 31,             9.57     (0.13)**      0.85             --           0.72         --         --             --
1996
Year Ended October 31,            10.00     (0.02)**     (0.41)            --          (0.43)        --         --             --
1995*
CLASS C
Period Ended April 30,            13.35           **        --             --             --         --         --             --
2000(a)+++++
CLASS D
Six Months Ended April            14.02           **        --             --             --         --      (1.78)            --
30, 2000(a)
Year Ended October 31,            12.69     (0.14)**      1.47             --           1.33         --         --             --
1999+++
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPING MARKETS FUND
CLASS A

Six Months Ended April            $9.95      $ -- **      $ --           $ --           $ --       $ --       $ --           $ --
30, 2000(a)

Year Ended October 31,             7.14      0.03**       2.58           0.23           2.84      (0.01)        --          (0.02)
1999
Year Ended October 31,             9.52      0.02**      (2.40)            --          (2.38)        --         --             --
1998
Year Ended October 31,             9.96     (0.02)**     (0.40)            --          (0.42)        --      (0.02)            --
1997
Year Ended October 31,             9.53     (0.01)**      0.44             --           0.43         --         --             --
1996
Year Ended October 31,            10.00        --        (0.47)            --          (0.47)        --         --             --
1995*
CLASS B
Six Months Ended April             9.66           **        --             --             --         --         --             --
30, 2000(a)
Year Ended                         6.96     (0.03)**      2.50           0.23           2.70         --         --             --
October 31, 1999
Year Ended October 31,             9.36     (0.04)**     (2.36)            --          (2.40)        --         --             --
1998
Year Ended October 31,             9.86     (0.19)**     (0.29)            --          (0.48)        --      (0.02)            --
1997
Year Ended October 31,             9.52     (0.08)**      0.42             --           0.34         --         --             --
1996
Year Ended October 31,            10.00     (0.01)**     (0.47)                        (0.48)                   --             --
1995*
CLASS C
Period Ended April 30,            12.35        **           --             --             --         --         --             --
2000(a)+++++
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY FUND
Six Months Ended April            $1.00    $0.014         $ --           $ --         $0.014    ($0.014)      $ --           $ --
30, 2000(a)
Year Ended                         1.00     0.023           --             --          0.023     (0.023)        --             --
October 31, 1999
Year Ended October 31,             1.00     0.027           --             --          0.027     (0.027)        --             --
1998
Year Ended October 31,             1.00     0.020           --             --          0.020     (0.020)        --             --
1997***
------------------------------------------------------------------------------------------------------------------------------------

                               Net Asset  Net        Net             Contribution   Total      Dividends  Distributions   Tax Return
                               Value      Investment Realized        from           from       from Net   from            of
                               Beginning  Income/    and             Sub-Advisor    Investment Investment Capital         Capital
                               of Period  (Loss)     Unrealized                     Operations Income     Gains
                                                     Gains/(Losses)
                                                     on
                                                     Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND

Six Months Ended April            $1.00    $0.024         $ --           $ --         $0.024     ($0.024)     $ --           $ --
30, 2000(a)

Year Ended October 31,             1.00     0.042           --             --          0.042     (0.042)        --             --
1999
Year Ended October 31,             1.00     0.047           --             --          0.047     (0.047)        --             --
1998
Year Ended October 31,             1.00     0.032           --             --          0.032     (0.032)        --             --
1997***
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
CLASS A

Six Months Ended April            $9.66     $0.44         $ --           $ --           $ --     ($0.44)    ($0.07)          $ --
30, 2000(a)

Year Ended October 31,            10.00      0.56        (0.34)            --           0.22      (0.56)        --             --
1999++
CLASS B
Six Months Ended April             9.66      0.41           --             --             --      (0.41)     (0.07)            --
30, 2000(a)
Year Ended October 31,            10.00      0.50        (0.34)            --           0.16      (0.50)        --             --
1999++
CLASS C
Period Ended April 30,             9.57      0.14           --             --             --      (0.14)        --             --
2000(a)+++++
CLASS D
Six Months Ended April             9.65      0.45           --             --             --      (0.45)     (0.07)            --
30, 2000(a)
Year Ended October 31,            10.23      0.41        (0.58)            --          (0.16)     (0.41)        --             --
1999++++
------------------------------------------------------------------------------------------------------------------------------------

(a)     Unaudited

* Commencement of operations for the International Equity Fund and the Developing Markets Fund was September 8, 1995.

**      Based on average shares outstanding.

*** Commencement of operations for the Municipal Money Fund and the U.S. Government Money Fund was February 24, 1997.

+ For the period February 28, 1996 (commencement of offering of Class B shares) to October 31, 1996.

++      Commencement of operations for the High Income Fund was March 8, 1999.

+++ For the period May 17,1999 (commencement of offering Class D shares) to October 31, 1999.

++++ For the period May 13, 1999 (commencement of offering Class D shares) to October 31,1999.


+++++ For the period February 28, 2000 (commencement of offering Class C shares) to April 30, 2000.

Total              Net Asset        Total           Net Assets End     Ratio of        Ratio of Net             Portfolio
Distributions      Value End        Return(2)       of Period (000     Expenses to     Investment Income        Turnover
                   of Period                        omitted)           Average Net     (Loss) to Average        Rate
                                                                       Assets (3)      Net Assets (3)
-------------------------------------------------------------------------------------------------------------------------
    ($0.24)           $9.89               %             $24,575            1.00%(1)            %(1)                   %
     (0.38)           10.05           (1.02)             29,912            1.00                3.65                76.5
     (0.38)           10.53            6.28              44,306            1.00                3.78                51.5
     (0.45)           10.29            7.37              35,878            0.70                4.38                84.3
     (0.43)           10.01            3.83              38,794            0.80                4.26                79.3
     (0.39)           10.06           10.06              39,059            1.00                3.97                49.3
     (0.16)            9.89              --                 955            1.70(1)               --(1)               --

     (0.31)           10.05           (1.71)              1,044            1.70                2.94                76.5
     (0.32)           10.53            5.54               1,430            1.70                3.04                51.5
     (0.37)           10.29            6.62                 546            1.40                3.66                84.3
     (0.25)           10.01            1.42                 489            1.23(1)             3.81(1)             79.3
     (0.05)            9.87              --                  --            1.70(1)               --(1)               --
-------------------------------------------------------------------------------------------------------------------------
    ($1.78)          $13.31               %             $55,146            2.10%               %(1)                   %
     (0.70)           14.00           21.76              48,181            2.15               (0.44)               82.0
     (0.15)           12.20            8.20              44,286            2.15               (0.49)               69.7
        --            11.42           10.02              44,316            2.15               (0.59)               73.9
        --            10.38            8.35              42,170            2.15               (0.39)               94.1
        --             9.58           (4.20)             28,819            2.15(1)            (0.02)(1)              --
     (1.78)           12.86              --               5,935            2.85(1)               --(1)               --

     (0.70)           13.63           20.86               5,527            2.90               (1.18)               82.0
     (0.09)           11.98            7.43               6,133            2.90               (1.24)               69.7
        --            11.24            9.23               6,821            2.90               (1.32)               73.9
        --            10.29            7.52               4,955            2.90               (1.25)               94.1
        --             9.57           (4.30)              1,803            2.90(1)            (1.77)(1)              --
        --            12.86              --                  --            2.85(1)               --(1)               --

     (1.78)           13.35              --               4,816            1.85(1)               --(1)               --
        --            14.02           10.48               1,586            1.90(1)            (1.14)(1)            82.0
-------------------------------------------------------------------------------------------------------------------------
        --           $11.10               %             $17,546            2.15%(1)            %(1)                   %
     (0.03)            9.95           39.82              16,023            2.15                0.32                36.9
        --             7.14          (25.00)             16,355            2.15                0.22                43.6
     (0.02)            9.52           (4.18)             29,402            2.15               (0.17)               52.8
        --             9.96            4.51              36,918            2.15               (0.14)               26.8
        --             9.53           (4.70)             14,622            2.15(1)             0.32(1)               --
        --            10.74              --               3,169            2.90(1)               --(1)               --

        --             9.66           38.79               2.685            2.90               (0.36)               36.9
        --             6.96          (25.64)              2,509            2.90               (0.50)               43.6
     (0.02)            9.36           (4.83)              4,941            2.90               (1.74)               52.8
        --             9.86            3.57               3,641            2.90               (0.83)               26.8
        --             9.52           (4.80)              1,004            2.90(1)            (1.00)(1)              --
        --            10.75              --                  --            2.90(1)               --(1)               --

-------------------------------------------------------------------------------------------------------------------------
   ($0.014)           $1.00               %             $52,018            0.90%(1)            %(1)                 N/A
    (0.023)            1.00            2.37              44,347            0.90                2.33                 N/A
    (0.027)            1.00            2.72              57,778            0.90                2.68                 N/A
    (0.020)            1.00            2.90(1)           38,681            0.90(1)             2.87                 N/A

-------------------------------------------------------------------------------------------------------------------------
   ($0.024)           $1.00               %             $59,005            0.90%(1)            %(1)                 N/A

Total              Net Asset        Total           Net Assets End     Ratio of        Ratio of Net             Portfolio
Distributions      Value End        Return(2)       of Period (000     Expenses to     Investment Income        Turnover
                   of Period                        omitted)           Average Net     (Loss) to Average        Rate
                                                                       Assets (3)      Net Assets (3)
-------------------------------------------------------------------------------------------------------------------------
    (0.042)            1.00            4.26              59,877            0.90                4.19                 N/A
    (0.047)            1.00            4.79             $56,697            0.90                4.68                 N/A
    (0.032)            1.00            4.68(l)           35,174            0.90(1)             4.65(1)              N/A

-------------------------------------------------------------------------------------------------------------------------
    ($0.44)           $9.34               %             $10,856            1.10%(1)            %(1)                   %
     (0.56)            9.66            2.19              10,488            1.10(1)             8.61               188.4
     (0.48)            9.34              --               1,603            1.85(1)               --(1)               --
     (0.50)            9.66            1.60               1,447            1.85(1)             7.83(1)            188.4
     (0.14)            9.34              --                  --            1.85(1)               --(1)               --
     (0.52)            9.34              --               1,415            0.85(1)               --(1)               --

     (0.41)            9.65           (1.63)                926            0.85(1)             9.36(1)            188.4
-------------------------------------------------------------------------------------------------------------------------

(1)   Annualized

(2) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. An initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized except for Money Funds. Total return for the year end October 31, 1999 excluding the effect of the contribution from the sub adviser for realized and unrealized securities losses was 36.59% and 35.49% for the Developing Markets Fund Class A and B shares, respectively.


(3) Net of voluntary assumption by the investment adviser of expenses, expressed as a percentage of average net assets, as follows Growth Fund Class R shares, 1.76% (annualized) for the period 11/19/ 99, through 4/30/00; Technology Fund Class R shares, .76%(annualized) for the period 11/ 19/99, through 4/30/00; Fixed Income Fund Class A shares, .13% (annualized) for the six months ended 4/30/00, . 14%, .30%, .30%, .34%, and .51%, for the years ended 10/31/99, 98, 97, 96, and 95 respectively; Fixed Income Fund Class B shares, .13% (annualized) for the six months ended 4/30/00, .14%, .30%, and .30% for the years ended 10/31/99, 98 and
      97, and .34% (annualized) for the period 2/28/96 through 10/31/96; Fixed Income Class C shares, .13% (annualized) for the period 2/28/00 through 4/30/00, Fixed Income Class D shares,, .13% (annualized) for the six months ended 4/30/00,.14% (annualized) for the period 4/30/99 through 10/31/99; Municipal Trust Fund Class A shares, .49% (annualized) for the six months ended 4/30/00, .42 %, .41%, .74%, .64%, and .58%, (annualized)
      for the years ended 10/31/99, 98, 97, 96, and 95, respectively; Municipal Trust Fund Class B shares, .42 %, .41 % and .74% for the years ended 10/31/99, 98 and 97, and .64% (annualized) for the period 2/28/96 through 10/31/96, Municipal Trust Fund Class C share, .49% (annualized) for the period 2/28/00 through 4/30/00; Developing Markets Fund Class A and Class B shares, .56% (annualized) for the six months ended 4/30/00, .76%, .61%, .34%, .54% and .60% (annualized) for the years ended 10/31/99, 98, 97, 96 and 95, respectively, Developing Markets Fund Class C shares, .56% (annualized) for the six months ended 4/30/00; International Equity Fund Class A and Class B shares, .04%,.10%, .18%, .27% and .60% for the years ended 10/31/99, 98, 97, 96 and 95, respectively; International Equity Fund Class D shares, .04% (annualized) for the period 5/13/99 through 10/31/99; Municipal Money Fund, .13% (annualized) for the six months ended 4/30/00; .14%, .15% and .40% (annualized) for the years ended 10/31/99, 98 and 97, respectively; U.S. Government Money Fund, .13% (annualized) for the six months ended 4/30/00; .19%, .25% and .45% (annualized) for the years ended 10/31/99, 98, and 97, respectively; High Income Fund Class A, Class B and Class D shares,2.23% (annualized) for the six months ended 4/30/00, and 1.43% (annualized) for the period 3/8/99 through 10/31/99and High Income Fund Class C shares, 2.23% (annualized) for the period 2/28/00 through 4/30/00.


BACK COVER

                              FOR MORE INFORMATION

General Information and Other Available Information

The Funds send out a semi-annual report and an annual report to all shareholders. These reports include a list of your Fund's investments and financial statements. The annual report contains a statement from the Fund's Adviser discussing market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


The Funds have Statements of Additional Information that contain additional information on all aspects of the Funds and are incorporated by reference into this Prospectus. The Statements of Additional Information have been filed with the Securities and Exchange Commission and are available for review at the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or on the SEC's web site at http://www.sec.gov. You can also obtain copies of Fund documents filed with the SEC by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing:


                  Securities and Exchange Commission
                  Public Reference Section
                  Washington, DC  20549-0102

                  Payment of a duplicating fee may be required.

Shareholders may obtain any of these documents free of charge and may obtain other information about the Funds by visiting the Funds' website
(www.dljfunds.com), calling 800-225-8011 or by writing:


DLJ Funds
PFPC, Inc.
P.O. Box 61503
King of Prussia, PA.  19406-0903

DLJ FUNDS
SEC file numbers:  DLJ Focus Funds 811-04604
                   DLJ Opportunity Funds 811-9054
                   DLJ Select Funds 811-09531

                                 DLJ Focus Funds
--------------------------------------------------------------------------------

                    277 PARK AVENUE, NEW YORK, NEW YORK 10172

                            Toll Free (800) 225-8011

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                              dated August __, 2000

            The DLJ Focus Funds (the "DLJ Focus Funds") is a "series fund" comprised of the following diversified, open-end investment management companies, commonly known as "mutual funds": DLJ Core Equity Fund, DLJ Growth and Income Fund, DLJ Small Company Value Fund, DLJ Fixed Income Fund and DLJ Municipal Trust Fund (individually, a "Fund" and collectively, the "Focus Funds" or the "Funds"). The DLJ Focus Funds is empowered to expand the series by establishing additional Funds with investment objectives and policies that differ from those of the current Funds. The DLJ Focus Funds also may offer additional classes of shares.

            This Statement of Additional Information (the "SAI") is not a prospectus and should be read in conjunction with the DLJ Focus Funds' current Prospectus dated August __, 2000 (the "Prospectus"), as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained by contacting the DLJ Focus Funds at the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                            PAGE

Fund History ................................................................  3
Description of the Funds and their Investments and Risks ....................  4
Management of the Funds ..................................................... 43
Investment Advisory and Other Services ...................................... 48
Brokerage Allocation and Other Practices .................................... 59
Capital Stock and Organization .............................................. 64
Purchases, Redemptions, Exchanges and Pricing of Fund Shares ................ 67
Shareholder Investment Account .............................................. 79
Net Asset Value ............................................................. 82
Taxes, Dividends, and Distributions ......................................... 85
Performance Information ..................................................... 93
General Information ......................................................... 96
Financial Statements ........................................................ 97
Appendix I -- Description of Securities Ratings ............................. A1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  FUND HISTORY

--------------------------------------------------------------------------------

            The DLJ Focus Funds were organized under the laws of the Commonwealth of Massachusetts on November 26, 1985 as a "business trust"under the name "Winthrop Focus Funds."

            On January 19, 1999, the name was changed from "Winthrop Focus Funds" to "DLJ Winthrop Focus Funds" and subsequently on August __, 2000 to "DLJ Focus Funds."

      In addition, on the latter date the names of Growth Fund, Growth and Income Fund, Small Company Value Fund, Fixed Income Fund and Municipal Trust Fund were changed to DLJ Core Equity Fund, DLJ Growth and Income Fund, DLJ Small Company Value Fund, DLJ Fixed Income Fund and DLJ Municipal Trust Fund, respectively.

--------------------------------------------------------------------------------

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

--------------------------------------------------------------------------------

(a)   Classification

            Each of the Funds is a diversified open-end management investment company.

(b)   Investment Strategies and Risks

            The following investment policies and restrictions supplement, and should be read in conjunction with, the information set forth under the heading "DLJ Focus Funds' Investment Objectives and Policies" in the Prospectus. Except as noted in the Prospectus and in this SAI, the Funds' investment policies are not fundamental and may be changed by the Trustees of the DLJ Focus Funds without shareholder approval; however, shareholders will be notified prior to a significant change in such policies. A Fund's fundamental investment restrictions may not be changed without shareholder approval as defined in "Investment Restrictions" in this SAI. DLJ Focus Funds' investment adviser is DLJ Asset Management Group, Inc. (formerly known as Wood, Struthers & Winthrop Management Corp.) (the "Adviser").

            I. DLJ Core Equity Fund, DLJ Small Company Value Fund and
                           DLJ Growth and Income Fund

            The investment objective of the DLJ Core Equity Fund is long-term capital appreciation. It seeks to achieve this objective by investing principally in common stock, securities convertible into common stock and other equity securities (i.e., preferred stock, interests in master limited partnerships) of well-known and established companies (generally, companies in operation for more than three years) which, in the opinion of the Adviser, have the potential for long-term capital appreciation. There can be no assurance that the DLJ Core Equity Fund's investment objective will be achieved.

            The investment objective of the DLJ Growth and Income Fund is long-term capital appreciation and continuity of income. It seeks to achieve this objective by investing principally in dividend-paying common stock and diversifying its investments among different industries and different companies. Accordingly, the Growth and Income Fund invests in securities on the basis of the Adviser's evaluation of their investment merit and their potential for appreciation in value and/or income. The selection of securities on the basis of their capital appreciation or income potential cannot ensure against possible loss in value. There can be no assurance that the DLJ Growth and Income Fund's investment objective will be achieved.

            The investment objective of the DLJ Small Company Value Fund is a high level of growth of capital. It seeks to achieve this objective by investing principally in common stock and securities convertible into common stock, but it may, when deemed appropriate by the Adviser, invest part of its assets in preferred stock, other equity securities, bonds or other debt securities as described below. There can be no assurance that the DLJ Small Company Value Fund's investment objective will be achieved.

            The DLJ Small Company Value Fund will pursue its investment objective by employing a value-oriented investment approach. The Adviser's research efforts may also play a greater role in selecting securities for the DLJ Small Company Value Fund than in a fund that invests in larger, more established companies. The DLJ Small Company Value Fund seeks securities that appear to be underpriced and are issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth. By investing in such companies, the Small Company Value Fund tries to enhance the potential for appreciation and limit the risk of decline in the value of its portfolio. The DLJ Small Company Value Fund focuses on the fundamentals of each small-cap company instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the DLJ Small Company Value Fund's securities are generally selected with the belief that they are currently undervalued based on existing conditions, and that their earning power or franchise value does not appear to be reflected in their current stock price. In addition, to further reduce risk, the DLJ Small Company Value Fund diversifies its holdings among many companies and industries. Other factors considered in the selection of securities include whether a company has an established presence in its industry, a product or market niche or whether management owns a significant stake in the company's operation.

      For a further description of the Funds' investment objectives and policies, see "DLJ Focus Funds' Investment Objective and Policies" in the Prospectus.

Warrants

            The DLJ Core Equity Fund and the DLJ Small Company Value Fund each may invest up to 5% of their respective total assets in warrants. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change in proportion to the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

Foreign Securities

            The DLJ Core Equity Fund and the DLJ Growth and Income Fund may invest up to 10% of the value of their respective total assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. ("foreign securities") and the DLJ Small Company Value Fund may invest up to 20% of the value of its total assets in foreign securities. Investment in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

            There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Non-U.S. securities markets, while experiencing increases in the volume of securities traded, generally have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs associated with investing in non-U.S. securities markets generally are higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures, which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect a Fund's performance. Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Funds or investors.

Investment-Grade Securities

            The DLJ Core Equity Fund and DLJ Small Company Value Fund may invest up to 35% of the value of their respective total assets in investment-grade fixed-income securities, while the DLJ Growth and Income Fund may invest in investment-grade fixed-income securities without limitation. Investment-grade obligations are those obligations rated BBB or better by Standard and Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's") in the case of long-term obligations and equivalently rated obligations in the case of short-term obligations, or unrated instruments believed by the Adviser to be of comparable quality to such rated instruments. Issuers with securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. While such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Securities rated Baa by Moody's are considered by Moody's to be medium-grade obligations; they are neither highly protected nor poorly secured;

interest payments and principal security appear to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; in the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well. Fixed-income securities in which the Funds may invest include asset and mortgage backed securities. Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the asset and mortgage backed securities. As a result, if a Fund purchases such a security at a premium, faster than expected prepayments will reduce, and slower than expected prepayments will increase, yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Options

            The DLJ Core Equity Fund and the DLJ Growth and Income Fund may write covered calls on securities or securities indices for purposes of hedging against a decline in the value of their respective portfolio securities. The DLJ Small Company Value Fund may write covered calls, purchase calls and write covered put options on securities and securities indices both for hedging and return enhancement purposes.

            A call option on a security gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to purchase from the writer of the option a specified number of shares of a specified security on or before a fixed date, at a predetermined price. A call option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price is less than the value of the underlying securities index on the exercise date. So long as a Fund remains obligated as a writer of a covered call option, it will forego the opportunity to profit from increases in the market price of the underlying security or index above the exercise price of the option. A Fund will not write a call option on a security unless at all times during the option period the Fund owns either (i) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities at no additional cost, or (ii) an offsetting call option on the same securities at the same or a lower strike price. When a Fund writes a call option on a securities index, it will establish a segregated account with its custodian into which it will deposit cash or other liquid unencumbered assets, marked-to-market daily, or a combination of both, with a value equal to or greater than the market value of the option and will maintain the account while the option is open.

            If either the DLJ Core Equity Fund, the DLJ Growth and Income Fund or the DLJ Small Company Value Fund desires to sell a particular security from its portfolio on which it has written an option, such Fund will seek to effect a closing purchase transaction with respect to such option prior to or concurrently with the sale of the portfolio security. A Fund may also enter into a closing purchase transaction in order to terminate its obligation under an option it has written. A closing purchase transaction is a transaction in which an investor who is obligated as the writer of an option terminates his obligation by purchasing an option on the same security and same terms as the previously written option. There can be no assurances that a closing purchase transaction can be effected. If a closing purchase transaction cannot be effected, a Fund will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. A Fund will realize a profit from a closing purchase transaction for an option it has written if the cost of such transaction is less than the premium received from the writing of the option and will realize a loss if the cost of such transaction is more than the premium received. The DLJ Core Equity Fund and DLJ Growth and Income Fund will only purchase call options in closing purchase transactions. As indicated above, the DLJ Small Company Value Fund may write or purchase a put option on securities or securities indices. A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the writer of the option the underlying security at a specified price. The seller of the put, on the other hand, has the obligation to buy the underlying security at the exercise price. The DLJ Small Company Value Fund will only write "covered" put options (i.e., so long as the Fund is obligated under the put, it will have on deposit cash or other liquid unencumbered assets, marked-to-market daily, or a combination of both, with a value equal to or greater than the exercise price of the underlying securities or index). It is possible that, as a result of writing a put, the Fund may have to purchase the underlying securities at an amount greater than their market price at the time of writing the put.

            If the DLJ Small Company Value Fund purchases an option, it runs the risk that the option will expire "out of the money", resulting in a loss equal to the amount of the premium paid plus any transaction costs. Thus, in some periods the DLJ Small Company Value Fund may receive a lower total return in connection with its options transactions than it would have received from the underlying securities had options not been purchased.

            Neither the DLJ Core Equity Fund nor the DLJ Growth and Income Fund may write a covered call option if, as a result thereof, the aggregate value of such Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or the market value of the underlying securities) or the amount deposited in a segregated account would exceed 5% of such Fund's total assets. The DLJ Small Company Value Fund may not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its total assets.

            Because exercises of index options are settled in cash, a call writer such as the DLJ Core Equity Fund, the DLJ Growth and Income Fund or the DLJ Small Company Value Fund cannot determine the amount of its settlement obligation in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential obligations by acquiring and holding a particular security.

            Price movements in a Fund's portfolio probably will not correlate precisely with movements in the level of an index underlying an option and, therefore, a Fund bears the risk that the price of the securities held by such Fund may not increase as much as the index on which a Fund has written a covered call option. In such event, a Fund would bear a loss on the covered call option that it has written that is not completely offset by movements in the price of such Fund's portfolio. It is also possible that the index underlying a covered call may rise when the Fund's portfolio does not rise. If this occurred, a Fund would incur a loss on the call that would not be offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, generally tend to move in the same direction as the market, movements in the value of a Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

            Unless a Fund that has written a call option has other liquid assets which are sufficient to satisfy the exercise of a call on an index, such Fund would be required to liquidate portfolio securities in order to satisfy the exercise.

            When a Fund has written a call on an index, there is also a risk that the market may decline between the time such Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time such Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where a Fund would be able to deliver the underlying securities in settlement, such Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially riskier with index options than with stock options. For example, even if an index call which a Fund has written is "covered" by an index call held by such Fund with the same strike price, such Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date such Fund exercises the call it holds or the time such Fund sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.

            If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option

(times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Financial Futures and Options Thereon

            The DLJ Small Company Value Fund may also seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments currently or hereafter available, such as financial futures contracts and options thereon.

            On the futures markets, the Adviser may, with respect to the DLJ Small Company Value Fund, adopt an overall strategy in response to expected market movements. Such a strategy would involve the purchase or sale of securities index futures contracts and related options traded on regulated exchanges, to the extent permitted by the Commodity Futures Trading Commission ("CFTC"), for bona fide hedging purposes or for other appropriate risk management purposes permitted under regulations promulgated by the CFTC. A securities index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The DLJ Small Company Value Fund may enter into securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in the market value of securities in its portfolio that might otherwise result.

            An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the holder and writer of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. With respect to stock indices, options are traded on futures contracts for various U.S. and foreign stock indices, including the S&P 500 Stock Index and the NYSE Composite Index. The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

            The DLJ Small Company Value Fund may only invest in futures contracts and related options to the extent that the Fund would not be required to register with the CFTC. The DLJ Small Company Value Fund will not engage in financial futures or related options transactions for speculative purposes but only in an effort to hedge portfolio risks as described above. In accordance with the foregoing, under current regulations the DLJ Small Company Value Fund may not purchase or sell futures contracts if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's open futures positions and premiums on open positions thereon would exceed 5% of the market value of the DLJ Small Company Value Fund's total assets. Certain provisions of the federal tax laws may limit the extent to which the DLJ Small Company Value Fund may engage in options and financial futures transactions. Such transactions may also affect the amount, character and timing of income, gain or loss recognized by the Fund for federal tax purposes.

            The DLJ Small Company Value Fund's successful use of options and financial futures depends on the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The investment techniques and skills required to develop and implement a successful options and futures strategy are different from those required to select equity and debt securities for investment. The correlation between movements in the price of an option or future and the price of securities index futures and options may decline if the composition of the Fund's portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out an option or futures position depends on the existence of a liquid secondary market for those contracts. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. A Fund's losses on futures transactions could be unlimited.

            New and innovative financial instruments continue to be developed and the DLJ Small Company Value Fund may invest in any such instrument as may be developed to the extent that the utilization of such instrument is consistent with its investment objective and policies and the regulatory requirements applicable to the Fund.

Risks of Options, Currency Exchange Contracts and Financial Futures Strategies

      Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. The loss from entering into futures contracts is potentially unlimited. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the investment manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of securities or currencies being hedged; (3) skills needed to use these strategies which are different from those needed to select portfolio securities;
(4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for such Fund to maintain "cover" or to segregate securities in connection with hedging transactions.

Small Company Stocks

            At least 65% of the DLJ Small Company Value Fund's total assets normally will be invested in equity securities of small market capitalization companies, which for the purposes of this

Fund, are those companies with a market capitalization of $2 billion or less at the time of the Fund's investment. While small-cap company stocks generally pay low or no dividends, they are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Small-cap company stocks generally also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities generally are also less researched.

Special Situation Companies

            The DLJ Small Company Value Fund may also invest in securities of companies in special situations, that is, in securities the values of which may be affected by particular developments unrelated to business conditions generally, and which may fluctuate without relation to general market trends. In general, a special situation company is a company whose securities could reasonably be expected to be accorded market recognition within a foreseeable period of time at an appreciated value solely by reason of a development particularly or uniquely applicable to that company. The principal risk associated with an investment in special situation companies is that if the anticipated development does not occur, the investment is likely not to appreciate or may decline. Examples of special situation companies are companies being reorganized or merged, having unusual new products, enjoying particular tax advantages, or acquiring new management. The DLJ Small Company Value Fund will not, however, invest more than 10% of its assets (at the time of purchase) in equity securities of companies (including predecessors) that have less than three years of operations.

Short-Term Portfolio Transactions

            The DLJ Small Company Value Fund may engage in short-term portfolio transactions in an attempt to generate capital gains when deemed appropriate by the Adviser under the circumstances, taking into consideration the market analysis factors of any particular security and the technical conditions of the securities markets in general. In accordance with the investment policy of engaging in short-term portfolio transactions, the DLJ Small Company Value Fund has no restrictions with respect to portfolio turnover and the rate of portfolio turnover is not considered a prohibitive factor by the Adviser when considering short-term portfolio transactions. As a result of this policy, it is possible that the DLJ Small Company Value Fund's annual portfolio turnover rate may exceed 100%, although the Adviser anticipates that such rate will not exceed 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or the securities sold by the average monthly value of securities owned during the year, excluding securities whose maturities at the time of acquisition were one year or less. A high degree of portfolio turnover results in increased transaction costs.

IOs and POs

            Although the DLJ Small Company Value Fund has no present intention to so invest, the DLJ Small Company Value Fund may invest in securities representing interests in a pool of mortgages or other assets the cash flow of which has been separated into its interest and principal components, commonly known as "IOs" (interest only) and "POs" (principal only). IOs and POs issued by parties other than agencies or instrumentalities of the U.S. Government are considered, under current guidelines of the staff of the Securities and Exchange Commission, to be illiquid securities.

Additional Investment Policies of the DLJ Core Equity Fund and DLJ Growth and Income Fund

            The following additional policies have been adopted by the DLJ Core Equity Fund and the DLJ Growth and Income Fund and may be changed by the Trustees without shareholder approval:

      1. The Funds will not make or maintain a short position (other than short sales against the box) or write, purchase or sell puts, calls, straddles, spreads or combinations thereof, provided, however, that the Funds may write covered call options and purchase call options in closing purchase transactions.

      2. The Funds will not invest in oil, gas or other mineral exploration or development programs, but this shall not prohibit the Funds from investing in securities of companies engaged in oil, gas or mineral activities or investigations.

                            II. DLJ Fixed Income Fund

            The investment objective of the DLJ Fixed Income Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. Total return means the sum of net investment income (if any) and realized and unrealized gains less losses. Capital preservation means minimizing the risk of capital loss in a period of falling prices (rising interest rates) for debt securities.

            Specifically, the investment policies of the Fixed Income Fund permit it to invest, without restriction, in the following types of securities:

      (1) Bonds, including municipal bonds (taxable and tax-exempt, including, among others, special and general obligation bonds and industrial development bonds) and other debt securities, which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P;

      (2)   U.S. Government Securities;

      (3) Obligations issued or guaranteed by national or state bank holding companies, which obligations are not rated as a matter of policy by either Moody's or S&P, but which, in the opinion of the Adviser (on the basis of criteria believed by the Adviser to be comparable to that used by nationally recognized statistical rating organizations for assigning ratings), meet the Fixed Income Fund's investment objective; and

      (4)   Commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P.

            The DLJ Fixed Income Fund may also invest not more than 25% (in the aggregate) of its total assets at the time of investment in (i) debt securities rated Baa or MIG-2 by Moody's or BBB or SP-2 by S&P, to the extent that such investments would, in the opinion of the Adviser, be consistent with the DLJ Fixed Income Fund's investment objective. See "Additional Information on Investment Policies and Risks" in the Prospectus for a description of securities rated BBB by S&P and Baa by Moody's and of asset and mortgage-backed securities.

            As a matter of fundamental policy, which cannot be changed without approval by the vote of a majority of the DLJ Fixed Income Fund's outstanding voting securities (as defined in this SAI), the DLJ Fixed Income Fund will invest at least 80% of the value of its total assets at the time of investment in debt securities. In normal circumstances, the DLJ Fixed Income Fund will invest at least 65% of the value of its total assets at the time of investment in fixed-income securities. However, the DLJ Fixed Income Fund reserves the right to hold cash and short-term fixed-income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser without regard for the above limitations.

            The DLJ Fixed Income Fund may also invest in restricted securities and in instruments having no ready market if such purchases at the time thereof would not cause more than 10% of the value of its net assets to be invested in not readily marketable assets.

            The DLJ Fixed Income Fund generally does not intend to acquire common stocks or equity securities exchangeable for common stock or rights or warrants to subscribe for or purchase common stock, except that, with respect to convertible debt securities, the Fund may acquire common stock through the exercise of conversion rights in situations where it believes such exercise is in the best interest of the DLJ Fixed Income Fund and its shareholders. In such event, the DLJ Fixed Income Fund will sell the common stock resulting from such conversion as soon as practicable. The DLJ Fixed Income Fund may acquire debt securities, including convertible and non-convertible debt securities which may have voting rights, but in no case will the DLJ Fixed Income Fund acquire more than 10% of the voting securities of any one issuer. The relative size of the DLJ Fixed Income Fund's investments in any grade or type of security will vary from time to time. Critical factors which are considered in the selection of securities or other investment alternatives include trends in the determinates of interest rates, corporate profits and management capabilities and practices.

            The DLJ Fixed Income Fund may use a variety of techniques in seeking to attain its investment objective. In making investment decisions, for example, the DLJ Fixed Income Fund seeks to balance favorable factors, such as high yields to maturity and high current rates of income, against unfavorable factors, such as increased risk which accompanies longer maturities.

            The DLJ Fixed Income Fund may use trading to attain its investment objectives and policies. Trading may be used in anticipation of market developments or to take advantage of yield disparities between major sectors of the investment-grade market. For example, the DLJ Fixed Income Fund may employ trading in order to (i) shorten the average maturity of the portfolio in anticipation of higher interest rates, (ii) lengthen the average maturity of the portfolio in anticipation of lower interest rates, (iii) change the average coupon of the portfolio when yield disparities occur between debt securities selling at differing levels of premium or discount, (iv) sell one type of debt security (e.g., industrial bonds) and buy another type of debt security (e.g., Federal agency bonds or notes) when disparities arise in the relative value of each, and (v) sell one class of fixed-income securities (e.g., preferred stocks) and buy another class (e.g., publicly offered utility bonds) when disparities arise in the relative values of each.

            Debt securities acquired for the DLJ Fixed Income Fund's portfolio may be subject to call by the issuer prior to maturity, in which case the DLJ Fixed Income Fund may be forced to sell such securities at prices below market value. The DLJ Fixed Income Fund may seek protection against calls at prices below market value. Such protection may be sought by (i) purchasing securities with high call prices relative to their market prices, (ii) purchasing securities with sinking fund features which are selling at a premium where the period before inception of the sinking fund payments is relatively long, (iii) selling a security whose market price has risen above its call price and purchasing another security of comparable quality whose market price is below its call price and (iv) substituting for a security with a refunding date a comparable security with a more distant refunding date. Depending on market conditions, debt securities may be purchased at a discount or premium from face value, producing a yield of more or less than the coupon rate. The market value of the DLJ Fixed Income Fund's assets will reflect yields generally available on debt securities of similar quality. When such yields (i.e., interest rates) decline, the market value of the DLJ Fixed Income Fund's assets already invested can be expected to rise. Similarly, when such yields increase, the market value of the Fund's assets already invested can be expected to decline.

                          III. DLJ Municipal Trust Fund

            The investment objective of the DLJ Municipal Trust Fund is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities. This investment objective, unlike that of most other municipal bond funds, is not to provide current income which is exempt from federal and/or state income tax. Total return means the sum of net investment income (if any) and realized and unrealized gains less losses. The DLJ Municipal Trust Fund intends to distribute annually its net capital gains. Any such distributions will be taxable to a shareholder as capital gain. See "Taxes, Dividends, and Distributions."

            The DLJ Municipal Trust Fund attempts to provide high total return by actively managing the maturities of the bonds in the portfolio in response to the Adviser's anticipation of the movement of interest rates and its assessment of the relative yields. The Fund will shorten the portfolio's maturities when the Adviser believes that interest rates will rise and lengthen maturities when the Adviser believes that rates will fall. To a lesser extent, the DLJ Municipal Trust Fund will also attempt to enhance total return by selecting municipal securities which the Adviser believes are undervalued. The success of these strategies depends upon the Adviser's ability to accurately forecast changes in interest rates and to properly assess the value of municipal securities. The investor should be aware that there can be no assurances that the DLJ Municipal Trust Fund's investment strategies will be successful.

            Under normal circumstances, it is the DLJ Municipal Trust Fund's policy to invest at least 80% of the value of its net assets at the time of investment in tax-exempt municipal securities. However, the DLJ Municipal Trust Fund reserves the right to hold cash and short-term fixed-income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes as determined by the Adviser without regard for the above limitation.

            The DLJ Municipal Trust Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high grade, intermediate term municipal securities. Municipal securities fall into two principal classes: bonds and notes, both of which may have fixed, variable or floating rates of interest. The investment policies of the Municipal Trust Fund permit it to invest without restriction, in tax-exempt municipal bonds and notes which are rated Aaa, Aa, A or MIG-1 by Moody's or AAA, AA, A or SP-1 by S&P. The Municipal Trust Fund may also invest not more than 25% (in the aggregate) of its total assets at the time of investment in (i) municipal securities rated Baa or MIG-2 by Moody's or BBB or SP-2 by S&P and (ii) commercial paper rated Prime-2 by Moody's or A-2 by S&P, to the extent that such investments would, in the opinion of the Adviser, be consistent with the Municipal Trust Fund's investment objective.

            Non-rated municipal securities will also be considered for investment by the DLJ Municipal Trust Fund when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the DLJ Municipal Trust Fund to a degree comparable to that of rated securities which are consistent with the DLJ Municipal Trust Fund's objective and policies.

            Municipal securities include municipal bonds as well as short-term (i.e., maturing in under one year to as much as three years) municipal notes, demand notes and tax-exempt commercial paper. In the event the DLJ Municipal Trust Fund invests in demand notes, the Adviser will continually monitor the ability of the obligor under such notes to meet its obligations. Typically, municipal bonds are issued to obtain funds used to construct a wide range of public facilities, such as schools, hospitals, housing, mass transportation systems, airports, highways and bridges. The funds may also be used for general operating expenses, refunding of outstanding obligations and loans to other public institutions and facilities.

            Municipal bonds fall into two general classes: general obligation bonds and revenue or special obligation bonds. Payment of principal of and interest on general obligation bonds is secured by the issuer's pledge of its faith, credit and taxing power. Payment on revenue or special obligation bonds is met only from the revenues obtained from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from general tax and other unrestricted revenues of the issuer. The term "issuer" means the agency, authority, instrumentality or other political subdivision whose assets and revenues are available for the payment of principal of and interest on the bonds. Certain types of private activity bonds are also considered municipal bonds if the interest thereon is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs and water and sewage disposal facilities.

            Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

            Municipal notes in which the DLJ Municipal Trust Fund may invest include demand notes, which are tax-exempt obligations that have stated maturities in excess of one year, but permit the holder to sell back the security (at par) to the issuer within 1 to 7 days' notice. The payment of principal and interest by the issuer of these obligations will ordinarily be guaranteed by letters of credit offered by banks. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

            Other short-term obligations constituting municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes, and tax-exempt commercial paper.

            Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most such cases, the long-term bonds provide the money for the repayment of the notes.

            Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less (however, issuers typically do not issue such obligations with maturities longer than seven days). Such obligations are issued by state and local municipalities to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

            There are, of course, variations in the terms of, and the security underlying, municipal securities, both within a particular rating classification and between such classifications, depending on many factors. The ratings of Moody's and S&P represent their respective opinions of the quality of the municipal securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while the municipal securities of the same maturity and coupon, but with different ratings may have the same yield. The Adviser appraises independently the fundamental quality of the securities included in the Fund's portfolio.

            Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. The achievement of the Fund's investment objectives depends in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although from time to time there have been proposals which would require registration in the future.

            After purchase by the DLJ Municipal Trust Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the DLJ Municipal Trust Fund. Neither event requires the sale of such security by the DLJ Municipal Trust Fund, but the Adviser will consider such event in its determination of whether the DLJ Municipal Trust Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use such changed ratings in a manner consistent with the Fund's quality criteria as described in the Prospectus.

            Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.

            From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio would be affected. Additionally, the Fund would reevaluate its investment objectives and policies.

                   IV. Additional General Investment Policies

            The following general investment policies supplement those set forth above for each Fund.

Short Sales ("Against the Box")

            Except for the DLJ Municipal Trust Fund, a Fund may effect short sales "against the box." While a short sale is a sale of a security the Fund does not own, it is "against the box" if at all times during which a short position is open, the Fund owns an equal amount of the securities, or, by virtue of the ownership of securities, has the right, without further consideration, to obtain an equal amount of the securities sold short. No more than 10% of each Fund's net assets (taken at the then current market value) will be held as collateral for its short sales at any time. Neither the DLJ Core Equity Fund, the DLJ Fixed Income Fund nor the DLJ Growth and Income Fund have an intention of entering into short sales against the box in the foreseeable future.

Repurchase Agreements

            A Fund may enter into repurchase agreements with respect to marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). While the maturities of the underlying securities may exceed one year, the term of the repurchase agreement must always be less than one year. Repurchase agreements often are for short periods such as one day or one week, but may be longer. In the event that a vendor defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral.

Reverse Repurchase Agreements

            The DLJ Core Equity Fund, DLJ Small Company Value Fund, DLJ Fixed Income Fund and DLJ Municipal Trust Fund each may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it would establish and maintain with an approved custodian a segregated account containing liquid high-grade debt securities having a value not less than the repurchase price. Reverse repurchase agreements involve the risk that the market value of the securities subject to such agreement could decline below the repurchase price to be paid by a Fund for such securities. In the event the buyer of securities under a reverse repurchase agreement filed for bankruptcy or became insolvent, such buyer (or receiver for such buyer) would receive an extension of time to determine whether to enforce the Fund's obligations to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase could effectively be restricted pending such decision. Reverse repurchase agreements create leverage, a speculative factor, but are not considered senior securities by the Funds or the Securities and Exchange Commission to the extent liquid, unencumbered assets, marked to market daily, are segregated in an amount at least equal to the amount of the liability.

Securities Lending

            The DLJ Core Equity Fund, DLJ Small Company Value Fund, DLJ Fixed Income Fund and DLJ Municipal Trust Fund each may seek to receive or increase income by lending their respective portfolio securities. Under present regulatory policies, such loans may be made to member firms of the New York Stock Exchange and are required to be secured continuously by collateral held by Citibank, N.A. (the "Custodian") consisting of cash, cash equivalents or U.S. Government Securities maintained in an amount at least equal to the market value of the securities loaned. The Funds have the right to call such a loan and obtain the securities loaned at any time on five days' notice. As is the case with any extension of credit, loans of portfolio securities involve special risks in the event that the borrower is unable to repay the loan, including delays or inability to recover the loaned securities or foreclose against the collateral. The aggregate value of securities loaned by a Fund may not exceed 25% of the value of its total assets at the time such loan is made.

Restricted Securities

            The DLJ Core Equity Fund, the DLJ Growth and Income Fund, the DLJ Fixed Income Fund and the DLJ Municipal Trust Fund may invest in restricted securities and all of the Funds may invest in other assets having no ready market if such purchases at the time thereof would not cause more than 10% (or 15% in the case of the DLJ Municipal Trust Fund) of the value of a Fund's net assets to be invested in assets which are not readily marketable. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 promulgated under such Act. Where registration is available or required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period of time may elapse between the time of the decision to sell and the time that the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Securities salable without restriction among qualified institutional investors pursuant to rules promulgated under the Securities Act of 1933 (e.g., Rule 144A) are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is less certain than that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of DLJ Focus Funds in good faith deem appropriate to reflect their fair value.

            The staff of the SEC has taken the position that purchased over the counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. However, a Fund may treat the securities it uses as cover for written OTC options on U.S. Government Securities as liquid, provided the Fund satisfies the following condition: A Fund may sell OTC options on U.S. Government Securities only to qualified dealers who agree that the Fund may repurchase options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price exceeds the intrinsic value of the option.

When Issued, Delayed Delivery Securities and Forward Commitments

      The Funds may, to the extent consistent with their other investment policies and restrictions, enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

      Securities purchased under a forward commitment are subject to market fluctuations, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate with the Custodian cash or other liquid, unencumbered assets, in an aggregate amount at least equal to the amount of their respective outstanding forward commitments.

Stand-By Commitments

      The DLJ Municipal Trust Fund may invest in stand-by commitments which may involve certain additional expenses. The Custodian will maintain a segregated account containing liquid securities having value equal to, or greater than, such securities. The price of such securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs within ten days to one month after the purchase of the issue. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. Such securities are examples of what the SEC considers "illiquid securities" because the settlement date occurs more than seven days after the purchase.

State Undertakings

            The Funds also have entered into agreements with certain States which (a) limit investment in warrants to not more than 5% of the value of each Fund's net assets (only 2% of the value of each Fund's net assets may be invested in warrants not listed on the New York or American Stock Exchange), (b) generally prohibit any investment in oil, gas and other mineral leases, and (c) prohibit purchases or sales of real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

            The DLJ Small Company Value Fund has entered into additional agreements with certain States which (a) limit to not more than 5% of its total assets investments in not readily marketable securities, (b) prohibit investment in commodities and commodity futures contracts, and (c) limit investment in options, financial futures and stock index futures to 5% of the value of its net assets. The DLJ Municipal Trust Fund entered into additional agreements with certain States which (a) prohibit the purchase of securities of companies which have been in operation for less than three years, (b) limit to no more than 10% of its total assets its investments in equity securities and to no more than 5% of its total assets its investment in equity securities which are not readily marketable, and (c) limit to no more than 5% of its total assets its aggregate investment in puts, calls, straddles, spreads, and any combinations thereof.

            The Funds intend to withdraw such undertakings at the earliest practicable date. Such withdrawals are not expected to have a material effect on the portfolio of the affected Fund.

(c)   Investment Restrictions

            The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

      The following fundamental investment restrictions are in addition to those set forth elsewhere in this SAI.

            A Fund may not:

      1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

      2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation for the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund, the DLJ Small Company Value Fund or the DLJ Growth and Income Fund in respect of investments in U.S. Government Securities or, for the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Small Company Value Fund, in municipal bonds (including industrial development bonds). A Fund may be deemed to be concentrated to the extent that it invests more than 25% of its total assets in taxable municipal securities issued by a single issuer;

      3. Purchase securities on margin, but a Fund may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

      4. Make loans of its assets to any person, except for (i) the purchase of publicly distributed debt securities, (ii) the purchase of non-publicly distributed securities subject to paragraph 7, (iii) the lending of portfolio securities, and (iv) the entering of repurchase agreements;

      5. Borrow money except for (i) the short-term credits from banks referred to in paragraph 3 above and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including all amounts borrowed) less liabilities (not including all amounts borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made. This restriction and asset limitation on borrowing shall not prohibit the Funds from entering into reverse repurchase agreements;

      6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 and except, with respect to the DLJ Small Company Value Fund and the DLJ Growth and Income Fund, in connection with hedging transactions, short sales (against the box), when issued and forward commitment transactions and similar investment strategies;

      7. Act as an underwriter of securities of other issuers, except that a Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Funds or the Advisor might be deemed to be an underwriter for purposes of the Securities Act of 1933 and except, with respect to the DLJ Small Company Value Fund, to the extent that in connection with the disposition of portfolio securities such Fund may be deemed to be an underwriter;

      8. Invest more than 10%, or 15% in the case of the DLJ Municipal Trust Fund, of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days; provided that the DLJ Small Company Value Fund will not invest in restricted securities. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("Rule 144A Securities") are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of DLJ Focus Funds in good faith deem appropriate to reflect their value;

      9. With respect to the DLJ Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Growth and Income Fund, invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

      10. With respect to the DLJ Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Growth and Income Fund, purchase or retain the securities of any issuer if, to the knowledge of DLJ Focus Fund's management, those officers and Trustees of the DLJ Focus Fund and its Adviser who each own beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;

      11. With respect to the DLJ Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Growth and Income Fund, invest more than 5% of the value of its total assets at the time an investment is made in the non-convertible preferred stock of issuers whose non-convertible preferred stock is not readily marketable, subject to the limitation in paragraph 8;

      12. With respect to the DLJ Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Growth and Income Fund, participate on a joint or joint and several basis in any securities trading account;

      13. Issue any senior security within the meaning of the Investment Company Act of 1940 (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except, with respect to the DLJ Small Company Value Fund and the DLJ Growth and Income Fund, that the hedging transactions in which such Funds may engage and similar investment strategies are not treated as senior securities);

      14. Invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein and, with respect to the DLJ Small Company Value Fund and the DLJ Growth and Income Fund, other than mortgage-backed securities and similar instruments), or commodities or commodity contracts except, with respect to the DLJ Small Company Value Fund, for hedging purposes;

      15. With respect to the DLJ Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Municipal Trust Fund and the DLJ Growth and Income Fund, invest in the securities of other investment companies or investment trusts except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not in the open market, is part of a plan of merger, acquisition or transfer of assets, or consolidation and except, with respect to the DLJ Growth and Income Fund, for purchases of securities of money market funds;

      16. Invest in companies for the purpose of exercising control or management; or

      17. With respect to the DLJ Municipal Trust Fund, make short sales of securities.

            The Funds do not consider the segregation of assets in connection with any of their investment practices to be a mortgage, pledge or hypothecation of such assets.

            The following fundamental investment restrictions are applicable only to the DLJ Fixed Income Fund and may not be changed with respect to the DLJ Fixed Income Fund without the approval of the shareholders of the DLJ Fixed Income Fund (as described above).

            The DLJ Fixed Income Fund may not:

      1. Write, purchase or sell puts, calls, straddles or spreads, or combinations thereof;

            or

      2. Invest in oil, gas or other mineral exploration or development programs.

(d)   Temporary Defensive Position

            The DLJ Core Equity Fund reserves the right, when the Adviser determines it appropriate, to invest in investment-grade short-term fixed-income securities and other investment-grade debt securities, enter into repurchase agreements and hold cash for temporary defensive purposes.

      The DLJ Fixed Income Fund may enter into repurchase agreements, terminable within 7 days or less, with respect to issues of the U.S. Treasury, with member banks of the Federal Reserve System or primary dealers in U.S. Government Securities, without limit for temporary defensive purposes.

      The DLJ Municipal Trust Fund reserves the right to hold cash and short-term fixed-income securities and to enter into repurchase agreements as necessary for temporary defensive or emergency purposes, without limit, as determined by the Adviser.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

(a)   Trustees

      The DLJ Focus Funds has Trustees who, in addition to overseeing the actions of the Funds' Adviser and Distributor, decide upon matters of general policy. The Trustees also review the actions of the officers of the DLJ Focus Funds who conduct and supervise the daily business operations of the Funds.

            The Trustees and principal officers of the DLJ Focus Funds, their ages and their primary occupations during the past five years are set forth below.

Name, Address and Age (1)              Position(s) Held with DLJ        Principal Occupation(s) During Past 5 Years
-------------------------                     Focus Funds               -------------------------------------------
                                       -------------------------
*G. MOFFETT COCHRAN (49)               Chairman of the Board of         President and Chief Executive Officer of
                                       Trustees and President           the Adviser with which he has been
                                                                        associated since 1992. Prior to his
                                                                        association with DLJ Focus Funds and the
                                                                        Adviser, Mr. Cochran was a Senior Vice
                                                                        President with Bessemer Trust Companies.

SAM M. D'AGOSTINO (74)                 Vice President                   Vice President and Mutual Fund Compliance
                                                                        Director of Alliance Capital Management
                                                                        Corporation, with which he has been
                                                                        associated since prior to 1992. His
                                                                        address is 1345 Avenue of the Americas,
                                                                        New York, New York 10105.

RICHARD J. HANLON (34)                 Vice President                   Vice President of the Adviser, with which
                                                                        he has been associated since 1994. Prior
                                                                        to his becoming associated with DLJ Focus
                                                                        Funds and the Adviser, Mr. Hanlon was a
                                                                        portfolio manager at Manufacturers
                                                                        Hanover/Chemical Bank.

STIG HOST (73)                         Trustee                          Chairman of the Board of Kriti
                                                                        Exploration, Inc., Kriti Properties and
                                                                        Development Corp. and International Marine
                                                                        Sales, Inc., a Trustee of Alliance
                                                                        International Fund, Alliance Global
                                                                        Environmental Fund, Alliance New Europe
                                                                        Fund, Alliance All-Asia Investment Fund
                                                                        and Alliance Developing Markets Fund and
                                                                        a Director of Florida Fuels, Inc. His
                                                                        address is 103 Oneida Drive, Greenwich, CT
                                                                        06830.

Name, Address and Age (1)              Position(s) Held with DLJ        Principal Occupation(s) During Past 5 Years
-------------------------                     Focus Funds               -------------------------------------------
                                       -------------------------
MARTIN JAFFE (53)                      Vice President, Treasurer and    Managing Director and Chief Operating
                                       Secretary                        Officer of the Adviser, with which he has
                                                                        been associated since prior to 1993.

CATHY A. JAMESON (46)                  Vice President                   Managing Director of the Adviser with
                                                                        which she has been associated since prior
                                                                        to 1993.

BRIAN A. KAMMERER (42)                 Vice President                   Vice President of the Adviser, with which
                                                                        he has been associated since prior to 1993.

PETER F. KROGH (63)                    Trustee                          Dean Emeritus and Distinguished Professor
                                                                        of International Affairs, School of
                                                                        Foreign Service, Georgetown University,
                                                                        Washington, D.C. with which he has been
                                                                        associated since 1992. He is moderator of
                                                                        "Great Decisions", a foreign affairs
                                                                        television series, author of numerous
                                                                        articles relating to international issues
                                                                        for professional publications and serves
                                                                        on the board of the Carlisle Companies and
                                                                        several world affairs organizations. His
                                                                        address is 3417 N. Street NW, Washington,
                                                                        DC 20007.

MARYBETH B. LEITHEAD (37)              Vice President                   Vice President of the Adviser, with which
                                                                        she has been associated since 1993.

HUGH M. NEUBURGER (56)                 Vice President                   Managing Director of the Adviser, with
                                                                        which he has been associated since March,
                                                                        1995. Prior to his association with DLJ
                                                                        Focus Funds and the Adviser, Mr. Neuburger
                                                                        was the President of Hugh M. Neuburger,
                                                                        Inc., a consulting firm.

JOHN J. SHEEHAN (69)                   Trustee                          Consultant to Financial Data Processing
                                                                        with which he has been associated since
                                                                        prior to 1990. His address is 4
                                                                        Bennington Place, Newton, PA 18940.

ROGER W. VOGEL (43)                    Vice President                   Senior Vice President of the Adviser,
                                                                        positions he has held since July, 1993.
                                                                        Prior to his becoming associated with DLJ
                                                                        Focus Funds and the Adviser, Mr. Vogel was
                                                                        a Vice President with Chemical Banking
                                                                        Corp.
-------------------------------------------------------------------------------------------------------------------

----------
(1) Unless otherwise specified, the address of each of such persons is 277 Park Avenue, New York, New York 10172.

* Those Trustees whose names are preceded by an asterisk are "interested persons" of DLJ Focus Funds as defined by the Investment Company Act of 1940.

            Messrs. Host and Krogh are members of the Audit Committee, whose function is to oversee and monitor the integrity of the Funds' financial reporting processes. Messrs. Bast and Cochran are members of the Dividend Committee whose function is to declare dividends on behalf of the Trustees. All of the Trustees who are not "interested persons" of DLJ Focus Funds as defined by the Investment Company Act of 1940 are members of the Nominating Committee whose function is to select persons for election as Trustees whenever a vacancy shall exist. Messrs. Host and Sheehan are members of the Valuation Committee whose function is to value the securities of each Fund in emergency situations.

            The following table sets forth the aggregate compensation paid by the DLJ Focus Funds to the Trustees who are not affiliated with the Adviser for the fiscal year ended October 31, 1999 and the aggregate compensation paid to such Trustees for service on the Funds' Boards and that of all other investment companies that are part of the same fund complex. Below are listed the Trustees who have served the DLJ Focus Funds during its most recent fiscal year.

                               Compensation Table

                               Aggregate             Pension or                                 Total Compensation
                             Compensation       Retirement Benefits         Estimated          from DLJ Focus Funds
                               From DLJ          Accrued As Part of           Annual             and Fund Complex
                                 Focus            DLJ Focus Funds         Benefits Upon        Paid to Trustees in
Name and Position              Funds(1)               Expenses              Retirement         Current Fiscal Year
-----------------            ------------       -------------------       -------------        --------------------
Robert L. Bast*                $ 10,000                 None                   None                 $ 10,000
(Trustee)

Stig Host                        11,000                 None                   None                   11,000
(Trustee)

Peter F. Krogh                   11,000                 None                   None                   11,000
(Trustee)

Dennis G. Little*                 8,000                 None                   None                    8,000
(Trustee)

                               Aggregate             Pension or                                 Total Compensation
                             Compensation       Retirement Benefits         Estimated          from DLJ Focus Funds
                               From DLJ          Accrued As Part of           Annual             and Fund Complex
                                 Focus            DLJ Focus Funds         Benefits Upon        Paid to Trustees in
Name and Position              Funds(1)               Expenses              Retirement         Current Fiscal Year
-----------------            ------------       -------------------       -------------        --------------------
William H. Mathers*              11,000                 None                   None                   11,000
(Trustee)

John J. Sheehan                  10,000                 None                   None                   10,000
(Trustee)

William C. Simpson**             10,000                 None                   None                   10,000
(Trustee)

Stephen K. West*                  6,000                 None                   None                    6,000
(Trustee)

*    Retired, ________, 2000.
**   Deceased, _____, 2000.

(1) The Focus Funds anticipate paying each independent Trustee approximately $11,500 in each calender year.

            The Trustees of DLJ Focus Funds who are officers or employees of the Adviser or any of its affiliates receive no remuneration from DLJ Focus Funds. Effective May 16, 2000, each of the Trustees who is not affiliated with the Adviser will be paid a $2,500 fee for each board meeting attended, a $250 fee for each Audit Committee meeting attended, a $500 fee for each special meeting attended and an annual retainer of $500. For the year ended October 31, 1999, such remuneration totaled $77,000.

            Messrs. Bast, Halsey, Sheehan, and West are former Directors of the Neuwirth Fund, Inc. Messrs. Engle, Little, Mathers, and Simpson are former Directors of the Pine Street Fund, Inc. The Neuwirth Fund, Inc. and the Pine Street Fund, Inc. were subject to a plan of reorganization and a transfer of assets and liabilities to the DLJ Small Company Value Fund and the DLJ Growth and Income Fund, respectively, two portfolios of the DLJ Focus Funds, on July 10, 1992.

(b)   Control Persons

      None.

(c)   Principal Holders

            To the best of the Fund's knowledge as of July ___, 2000, no shareholder owned 5% or more of the outstanding Class A, Class B or Class D shares of the DLJ Core Equity Fund, the DLJ Small Company Value Fund, or the DLJ Growth and Income Fund. The Adviser manages accounts over which it has discretionary power to vote or dispose of securities held in such accounts and which accounts hold in the aggregate, as of July ___, 2000, _______ shares _____% of the DLJ Core Equity Fund, _______ shares _____% of the DLJ Growth and Income Fund, _______ shares _____% of the DLJ Small Company Value Fund, _______ shares _____% of the DLJ Fixed Income Fund, and _______ shares _____% of the DLJ Municipal Trust Fund.

            Set forth below is certain information as to persons who owned 5% or more of a Fund's outstanding shares as of July ___, 2000:

                              Name and Address               % of Class  Nature of Ownership

DLJ Fixed Income Class B      First Clearing Corporation       [___]%    Beneficial
                              Louise M. Welch Trust
                              1912 Marsh Road
                              Wilmington, DE 19810-3954

DLJ Municipal                 Bankers Trust Company            [___]%    Record*
Trust Class A                 FBO 2448094242
                              P.O. Box 9005
                              New York, NY 10008

                              CIBC World Markets Corp.         [___]%    Record*
                              FBO 33-94355-13
                              P.O. Box 3484
                              New York, NY 10008

                              Donaldson Lufkin Jenrette        [___]%    Record*
                              Securities Corporation Inc.      [___]%
                              P.O. Box 2052
                              Jersey City, NJ 07303

DLJ Municipal                 Robert C. Grant                  [___]%    Beneficial
Trust Class B                 99 J Arrowood Road
                              Manalapan, NJ 07726

----------
* Such Recordholder disclaims beneficial ownership.

(d)   Management Ownership

            As of July ___, 2000, the Trustees and officers of DLJ Focus Funds as a group owned beneficially less than 1.0% of all Funds.

--------------------------------------------------------------------------------

                     INVESTMENT ADVISORY AND OTHER SERVICES

--------------------------------------------------------------------------------

(a)   Investment Adviser

            DLJ Asset Management Group, Inc. (formerly known as Wood, Struthers & Winthrop Management Corp.), a Delaware corporation with principal offices at 277 Park Avenue, New York, New York 10172, has been retained under an Investment Advisory Agreement as DLJ Focus Funds' investment adviser (see "Fund Management" in the Prospectus). The Adviser was established in 1871, as a private concern to manage money for the Winthrop family of Boston.

            The Adviser is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities" or the "Distributor"), the distributor of the Funds' shares, which is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette, Inc., which is in turn an independently operated, indirect subsidiary of AXA Financial, Inc. ("AXA Financial"), a holding company controlled by AXA ("AXA"), a French insurance holding company. The Adviser, along with its affiliates, is an integral part of the DLJ Securities family, and as one of the oldest money management firms in the country, maintains a tradition of personalized service and performance.

            As of July ___, 2000, AXA owned 60.5% of the outstanding shares of the common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations are comprised of activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities in France, the United States, the United Kingdom, Canada and other countries, principally in Europe. AXA is also engaged in asset management, investment banking and brokerage, real estate and other financial services activities in the United States and Europe. Based on information provided by AXA, on __________, 2000, 20.25% of the issued ordinary shares (representing 31.9% of the voting power) of AXA were directly or indirectly owned by Finaxa, a French holding company ("Finaxa"). Such percentage of interest includes the interest of Colisee Vendome, a wholly-owned subsidiary of Finaxa, which owned 2.7% of the issued ordinary shares (representing 4.25% of the voting power) of AXA and the interest of les Ateliers de construction du Nord de la France- ANF ("ANF"), a 95.4% owned subsidiary of Finaxa, which owned 0.4% of the issued ordinary shares (representing 0.6% of the voting power) of AXA. As of __________, 2000, 60.7% of the issued ordinary shares (representing 70.7% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.3% of the issued ordinary shares (representing 13.3% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa and its subsidiaries on __________, 2000, the Mutuelles AXA directly and indirectly owned 23.3% of the issued ordinary shares of AXA (representing 36.7% of the voting power). Acting as a group, the Mutuelles AXA will continue to control AXA and Finaxa. The address of Donaldson, Lufkin & Jenrette, Inc. is 277 Park Avenue, New York, New York 10172. The address of AXA Financial is 787 Seventh Avenue, New York, New York 10019.

            The Investment Advisory Agreement became effective on July 22, 1992. The Investment Advisory Agreement replaced an earlier, substantially identical agreement (the "First Advisory Agreement") that terminated because of its technical assignment as a result of AXA's acquisition of control over AXA Financial. In anticipation of the assignment of the First Advisory

Agreement, on February 12, 1992, the Trustees approved the Investment Advisory Agreement and on June 15, 1992, a majority of the outstanding voting securities of DLJ Focus Funds approved the Investment Advisory Agreement. The Investment Advisory Agreement was approved with respect to the DLJ Municipal Trust Fund by the Trustees on June 16, 1993 and by the then sole shareholder and the Adviser, on July 26, 1993 and became effective with respect to the DLJ Municipal Trust Fund on the same date. The Investment Advisory Agreement continues in force for successive twelve month periods computed from the first day of each fiscal year of DLJ Focus Funds provided that such continuation is specifically approved at least annually by a majority vote of the Trustees who neither are interested persons of Winthrop nor have any direct or indirect financial interest in the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was continued until October 31, 2000 at a meeting of the Trustees on October 28, 1999.

            Under the Investment Advisory Agreement, DLJ Focus Funds has agreed to change its name to one that does not suggest an affiliation with the Adviser in the event that the Adviser ceases to act as the DLJ Focus Funds' investment adviser. Pursuant to the terms of the Investment Advisory Agreement, the Adviser may retain, at its own expense, a sub-adviser to assist in the performance of its services to DLJ Focus Funds, although such an arrangement is not currently contemplated.

            Certain other clients of the Adviser may have investment objectives and policies similar to those of the DLJ Focus Funds. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the

DLJ Focus Funds. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of the securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the DLJ Focus Funds. When two or more of the clients of the Adviser (including the DLJ Focus Funds) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

            For the fiscal years ending October 31, 1999, 1998 and 1997 the DLJ Core Equity Fund paid the Adviser fees of $984,475, $791,152 and $636,464 respectively; the DLJ Small Company Value Fund paid the Adviser fees of $1,826,662, $2,257,326 and $1,993,178 respectively; the DLJ Fixed Income Fund paid the Adviser fees of $641,978, $347,059 and $354,902 respectively; the DLJ Growth and Income Fund paid the Adviser fees of $1,377,123, $1,138,550 and $915,897 respectively; and the DLJ Municipal Trust Fund paid the Adviser fees of $247,109, $252,180 and $234,803 respectively. During the fiscal years ended October 31, 1999, 1998 and 1997, the Adviser reimbursed the DLJ Fixed Income Fund $157,981, $164,206 and $164,718 respectively, and the DLJ Municipal Trust Fund $163,442, $165,742 and $269,050 respectively, for operating expenses.

            The Fund intends to enter into arrangements with certain broker-dealers (including affiliates of the Distributor) whose customers are DLJ Focus Funds shareholders pursuant to which the broker-dealers may perform shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions, and responding to certain inquiries regarding a Fund's performance and the status of shareholder accounts. A Fund may pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, may reimburse the broker-dealers at cost for personnel expenses involved in providing the services.

(b)   Principal Underwriter, Distributor and Rule 12b-1 Plans

            The address of the Distributor is 277 Park Avenue, New York, New York 10172.

            Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940, DLJ Focus Funds has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for Class A shares, Class B shares, Class C shares and Class R shares of each Fund to permit DLJ Focus Funds to compensate the Distributor for activities associated with the distribution of shares.

            Pursuant to the Distribution Agreement and the 12b-1 Plans, the officers, Adviser or Distributor of DLJ Focus Funds reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Trustees of DLJ Focus Funds on a quarterly basis. Also, the 12b-1 Plans provide that the selection and nomination of disinterested Trustees (as defined in the Investment Company Act of 1940) are committed to the discretion of the disinterested Trustees then in office. The Distribution Agreement and 12b-1 Plans may be continued annually if approved by a majority vote of the Trustees, including a majority of the Trustees who neither are interested persons of DLJ Focus Funds nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plans or in any other agreement related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval.

            The Distribution Agreement and 12b-1 Plans for the Class A shares and Class B shares were initially approved by the Trustees, including a majority of the disinterested Trustees, on October 19, 1995. The Class A 12b-1 Plans were approved by shareholders at a special meeting on February 7, 1996. The Class B 12b-1 Plans were approved by the sole Class B shareholder of each Fund on February 27, 1996. The 12b-1 Plans were last approved by the Board of Trustees on October 28, 1999. Prior to February 28, 1996, the Funds operated under 12b-1 Plans pursuant to which each Fund reimbursed the Distributor up to .50 of 1% of the average daily net assets of such Fund. The Distribution Agreement and 12b-1 Plans for the Class C shares were initially approved by the Trustees, including a majority of the disinterested Trustees, on January 27, 2000. The Class C 12b-1 Plans were approved by the sole Class C shareholder of each Fund on February 25, 2000. The Class R 12b-1 Plans were initially approved by the Trustees, including a majority of the disinterested Trustees, on ______, 2000. The Class R 12b-1 Plans were approved by the sole Class R shareholder of each Fund on ______, 2000.

            As approved, the Class A Plans currently provide that a service fee of .25 of 1% per year of the average daily net assets of the Class A shares of the Fund may be paid as compensation to the Distributor for its services. The Class B Plans currently provide that: (i) an asset based sales charge of .75 of 1% per year and (ii) a service fee of .25 of 1% per year, in each case, of the average daily net assets of the Class B shares of the Fund may be paid as compensation to the Distributor for its services. The Class C Plans currently provide that: (i) an asset based sales charge of .75 of 1% per year and (ii) a service fee of .25 of 1% per year, in each case, of the average daily net assets of the Class C shares of the Fund may be paid as compensation to the Distributor for its services. The

Class R Plans provide that a service fee of .25 of 1% per year of the average daily net assets of the Class R shares of the Fund may be paid as compensation to the Distributor for its services.

            All material amendments to the 12b-1 Plans must be approved by a vote of the Trustees, including a majority of the Trustees who neither are interested persons of DLJ Focus Funds nor have any direct or indirect financial interest in the 12b-1 Plans or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. In addition to such Trustee approval, the 12b-1 Plans may not be amended in order to increase materially the costs which the Funds may bear pursuant to the 12b-1 Plans without the approval of a majority of the outstanding shares of each class of shares of each Fund, voting separately. The 12b-1 Plans may be terminated without penalty at any time by a majority vote of the disinterested Trustees, by a majority vote of the outstanding shares of each class of shares of each Fund, voting separately, or by the Adviser. Any agreement related to the 12b-1 Plans may be terminated at any time, without payment of any penalty, by a majority vote of the independent Trustees or by majority vote of the outstanding shares of each class of shares of each Fund, voting separately, and will terminate automatically in the event of assignment.

            The 12b-1 Plans require that the Board of Trustees shall review at least quarterly a written report of the payments made pursuant to each Plan and the purpose for which such payments were made. For the year ended October 31, 1999, distribution fees paid or payable with respect to Class A shares and Class B shares for each fund were as follows:

Fund                                   Class A Shares         Class B Shares
--------------------------------------------------------------------------------

DLJ Core Equity Fund                      $362,168               $252,991

Fund                                   Class A Shares         Class B Shares
--------------------------------------------------------------------------------

DLJ Fixed Income Fund                      133,853                 54,120
DLJ Small Company Value Fund               632,837                213,205
DLJ Growth and Income Fund                 522,846                389,799
DLJ Municipal Trust Fund                   114,538                 13,582

      During the year ended October 31, 1999, the Distributor received from each Fund the following amounts as initial sales charges, which are paid in respect of Class A shares, and contingent deferred sales charges ("CDSC"), which are paid in respect of Class B shares:

Fund                                Initial Sales Charges          CDSC
--------------------------------------------------------------------------------
DLJ Core Equity Fund                       32,325                 51,829
DLJ Fixed Income Fund                       1,925                 18,054
DLJ Small Company Value Fund fun            7,914                109,113
DLJ Growth and Income Fund                 24,733                 81,404
DLJ Municipal Trust Fund                      575                  9,847

      During the year ended October 31, 1999, the Distributor expended $1,135,379 in respect of the DLJ Core Equity Fund in distributing such Fund's shares. Of such amount, it is estimated that $93,485 was spent on advertising; $22,488 was spent on printing and mailing of prospectuses to other than current shareholders; $0 was spent on compensation to underwriters; $567,937 was spent on compensation to broker-dealers; $377,000 was spent on compensation to sales personnel; and $74,469 was spent on other distributing and consulting costs.

      During the year ended October 31, 1999, the Distributor expended $318,087 in respect of the DLJ Fixed Income Fund in distributing such Fund's shares. Of such amount, it is estimated that $35,835 was spent on advertising; $7,735 was spent on printing and mailing of prospectuses to other than current shareholders; $0 was spent on compensation to underwriters; $102,702 was spent on compensation to broker-dealers; $144,986 was spent on compensation to sales personnel; and $26,829 was spent on other distributing and consulting costs.

      During the year ended October 31, 1999, the Distributor expended $1,400,244 in respect of the DLJ Small Company Value Fund in distributing such Fund's shares. Of such amount, it is estimated that $167,861 was spent on advertising; $40,854 was spent on printing and mailing of prospectuses to other than current shareholders; $0 was spent on compensation to underwriters; $372,538 was spent on compensation to broker-dealers; $686,272 was spent on compensation to sales personnel; and $132,719 was spent on other distributing and consulting costs.

      During the year ended October 31, 1999, the Distributor expended $1,435,140 in respect of the DLJ Growth and Income Fund in distributing such Fund's shares. Of such amount, it is estimated that $144,840 was spent on advertising; $34,758 was spent on printing and mailing of prospectuses to other than current shareholders; $0 was spent on compensation to underwriters; $555,848 was spent on compensation to broker-dealers; $587,273 was spent on compensation to sales personnel; and $112,421 was spent on other distributing and consulting costs.

      During the year ended October 31, 1999, the Distributor expended $229,573 in respect of the DLJ Municipal Trust Fund in distributing such Fund's shares. Of such amount, it is estimated that $28,530 was spent on advertising; $6,533 was spent on printing and mailing of prospectuses to other than current shareholders; $0 was spent on compensation to underwriters; $49,696 was spent on compensation to broker-dealers; $122,391 was spent on compensation to sales personnel; and $22,423 was spent on other distributing and consulting costs.

            The Distribution Agreement also provides that the Distributor will serve as distributor for the Class D shares without compensation from the Funds.

            The Distributor commenced distribution of Class R shares as of ________, 2000.

(c)   Other Service Providers

            Citibank, N.A. serves as Custodian for the Funds' portfolio securities and cash and in that capacity maintains certain records pursuant to an agreement with the DLJ Focus Funds.

            PFPC, Inc., 211 S. Gulph Road, King of Prussia, PA 19406-3101, serves as Transfer Agent to the DLJ Focus Funds and provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions and related functions.

            Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019, serves as the independent auditor of the DLJ Focus Funds.

--------------------------------------------------------------------------------

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

--------------------------------------------------------------------------------

            Subject to the general supervision of the Board of Trustees of DLJ Focus Funds, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for DLJ Focus Funds. Portfolio transactions for the DLJ Municipal Trust Fund and the DLJ Fixed Income Fund occur primarily with issuers, underwriters or major dealers acting as principals, while transactions for the DLJ Core Equity Fund, the DLJ Small Company Value Fund and the DLJ Growth and Income Fund are normally effected by brokers.

            DLJ Focus Funds has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of DLJ Focus Funds to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts, and accordingly, not all such services may be used by the Adviser in connection with DLJ Focus Funds. If DLJ Focus Funds determines in good faith that the amount of transaction costs charged by a broker or dealer is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker or dealer, DLJ Focus Funds may utilize such broker or dealer although the transaction costs of another broker or dealer are lower. The supplemental information received from a broker or dealer is in addition to the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

            During the fiscal year ended October 31, 1999, commissions of $76,049, $54,173 and $50,262 related to transactions of $41,949,685, $44,980,186 and $15,969,390 were paid to brokers that provided research or other services to the DLJ Core Equity Fund, the DLJ Growth and Income Fund and the DLJ Small Company Value Fund, respectively.

            The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which DLJ Focus Funds effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with DLJ Focus Funds.

            The DLJ Core Equity Fund, the DLJ Small Company Value Fund and the DLJ Growth and Income Fund may deal in some instances in equity securities which are not listed on a national securities exchange but are traded in the over-the-counter market. In addition, most transactions for the DLJ Municipal Trust Fund and the DLJ Fixed Income Fund are executed in the over-the-counter market. Where transactions are executed in the over-the-counter market, DLJ Focus Funds seeks to deal with the primary market-makers; but when necessary in order to obtain the best price and execution, it utilizes the services of others. In all cases, DLJ Focus Funds will attempt to negotiate best execution.

            DLJ Focus Funds may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ Securities, the Distributor, or other affiliates in accordance with the provisions of Section 11(a) of the Securities Exchange Act of 1934 referred to below. With respect to orders placed with DLJ Securities for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the Investment Company Act of 1940 and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as DLJ Focus Funds), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

            Pursuant to Section 11(a) of the Securities Exchange Act of 1934, DLJ Securities and its affiliates are restricted as to the nature and extent of the brokerage services they may perform for DLJ Focus Funds. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit an investment adviser to a registered investment company, or the adviser's affiliates, to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions.

            To the extent permitted by such rule, DLJ Securities and its affiliates may receive compensation relating to transactions in portfolio securities of DLJ Focus Funds provided that DLJ Focus Funds enters into a written agreement, as required by such rules, with that firm authorizing it to retain compensation for such services. The Trustees of DLJ Focus Funds have granted authorization conforming to the requirements of Section 11(a) to the Adviser to effect transactions in portfolio securities of DLJ Focus Funds through its affiliates, DLJ Securities and Autranet, Inc.

      The tables below show certain information regarding the payment of commissions by the DLJ Core Equity Fund, the DLJ Small Company Value Fund and the DLJ Growth and Income Fund for the three years ending October 31, 1999.

                                                                                       Fiscal Years ended October 31,
                                                                                      --------------------------------
                                                                                        1999        1998        1997
                                                                                      --------    --------    --------
Total brokerage commissions incurred by the DLJ Core Equity Fund ..................   $150,653    $ 63,125    $ 97,707

Total dollar amount paid to Autranet, Inc. ........................................   $ 24,637    $      0    $  1,722

Percentage of total brokerage commissions paid to Autranet, Inc. ..................       16.4%          0%        1.8%

Total dollar amount paid to Donaldson, Lufkin & Jenrette Securities Corporation ...   $ 19,912    $ 11,200    $  2,105

Percentage of total brokerage commissions paid to Donaldson, Lufkin &
Jenrette Securities Corporation ...................................................       13.2%       17.7%        2.2%

Percentage of aggregate dollar amount of transactions involving the payment
of commissions to Donaldson, Lufkin & Jenrette Securities Corporation .............       10.6%       11.9%        2.1%

                                                                                Fiscal Years ended October 31,
                                                                               --------------------------------
                                                                                 1999        1998        1997
                                                                               --------    --------    --------
Total brokerage commissions incurred by the DLJ Small Company Value Fund ...   $388,342    $468,261    $228,166

Total dollar amount paid to Autranet, Inc. .................................   $ 24,070    $ 59,082    $ 18,403

Percentage of total brokerage commissions paid to Autranet, Inc. ...........        6.2%       12.6%        8.1%

                                                                                       Fiscal Years ended October 31,
                                                                                      --------------------------------
                                                                                        1999        1998        1997
                                                                                      --------    --------    --------
Total brokerage commissions incurred by the DLJ Growth and Income Fund ............   $120,954    $141,358    $111,814

Total dollar amount paid to Autranet, Inc. ........................................   $ 25,758    $ 29,410    $ 17,752

Percentage of total brokerage commissions paid to Autranet, Inc. ..................       21.3%       20.8%       15.9%

Total dollar amount paid to Donaldson, Lufkin & Jenrettte Securities Corporation ..   $  1,050

Percentage of total broker commissions paid to Donaldson, Lufkin & Jenrette .......        0.6%
Securities Corporation

Percentage of aggregate dollar amount of transactions involving the payment
of commissions to Donaldson, Lufkin & Jenrette Securities Corporation .............        0.9%

--------------------------------------------------------------------------------

                                  CAPITAL STOCK
                                AND ORGANIZATION

--------------------------------------------------------------------------------

            Each Fund of the DLJ Focus Funds is authorized to issue an unlimited number of shares of beneficial interest per share divided into four classes, designated Class A, Class B, Class C and Class R. In addition, DLJ Core Equity Fund, DLJ Growth and Income Fund and DLJ Fixed Income Fund are also authorized to issue an unlimited number of shares of beneficial interest per share, designated Class D. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class D shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, (v) Class D shares are offered exclusively for sale to employees of Donaldson, Lufkin & Jenrette Inc. and its subsidiaries that are eligible to participate in the 401(k) Retirement Savings Plan for Employees of Donaldson Lufkin & Jenrette Inc. and (vi) Class R shares which are exclusively available to eligible institutions (including the Pershing division of Donaldson, Lufkin & Jenrette Securities Corporation and certain of its affiliates) on behalf of their clients (individuals who do not purchase shares directly). Class R shares are sold primarily to financial service providers acting on behalf of customers having an investment account(s) or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Institutions effecting transactions in Class R Shares for the accounts of clients may charge such clients direct fees in connection with such transactions. In accordance with the DLJ Focus Funds' Amended and Restated Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, the Fund is offering four classes of shares, designated Class A, Class B, Class C and Class R for each of the DLJ Focus Funds and, in addition, Class D shares for the DLJ Core Equity Fund, DLJ Growth and Income Fund and DLJ Fixed Income Fund.

            The Trust was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Amended and Restated Agreement and Declaration of Trust, however, provides that shareholders of DLJ Focus Funds shall not be subject to any personal liability for the acts or obligations of DLJ Focus Funds and that every written obligation, contract, instrument or undertaking made by DLJ Focus Funds shall contain a provision to that effect. Upon payment of any liability, the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund. The Trustees intend to conduct the operation of DLJ Focus Funds, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of DLJ Focus Funds.

            The Amended and Restated Agreement and Declaration of Trust further provide that no Trustee, officer, employee or agent of DLJ Focus Funds is liable to DLJ Focus Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of DLJ Focus Funds, except such liability as may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. It also provides that all third parties shall look solely to the property of DLJ Focus Funds or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of DLJ Focus Funds or of the particular Fund, respectively. With the exceptions stated, the Amended and Restated Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of DLJ Focus Funds against all liability in connection with the affairs of DLJ Focus Funds.

            All shares of DLJ Focus Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series or classes would be governed by the Investment Company Act of 1940 and the laws of the Commonwealth of Massachusetts.

--------------------------------------------------------------------------------

          PURCHASES, REDEMPTIONS, EXCHANGES AND PRICING OF FUND SHARES

--------------------------------------------------------------------------------

The following information supplements that set forth in the Prospectus under the heading "How to Buy and Sell Shares" and "Other Shareholder Information."

(a)   Purchases

            Shares of the Funds are offered at the respective net asset value per share ("NAV") next determined following receipt of a purchase order in proper form by DLJ Focus Funds or by the Distributor plus, in the case of Class A shares of each Fund, an initial sales charge imposed at the time of purchase or, in the case of Class B shares or Class C shares of each Fund, subject to a contingent deferred sales charge or "CDSC" upon redemption. Class R shares of each Fund are offered without any sales charge (but are subject to a distribution and/or servicing fee). Class D shares of the DLJ Core Equity Fund, the DLJ Growth and Income Fund, and the DLJ Fixed Income Fund are offered to employees of Donaldson, Lufkin & Jenrette Inc. and its subsidiaries that are eligible to participate in the 401(k) Retirement Savings Plan for Employees of Donaldson Lufkin & Jenrette Inc. at NAV without any sales charge. The Funds calculate NAV as of the close of the regular session of the New York Stock Exchange, which is generally 4:00 p.m. New York City time on each day that trading is conducted on the New York Stock Exchange.

            Each class of shares of a Fund represents an interest in the same assets of such Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class D shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, (v) Class D shares are offered exclusively for sale to employees of Donaldson, Lufkin & Jenrette Inc. and its subsidiaries that are eligible to participate in the 401(k) Retirement Savings Plan for Employees of Donaldson Lufkin & Jenrette Inc. and (vi) Class R shares which are exclusively available to eligible institutions (including the Pershing division of Donaldson, Lufkin & Jenrette Securities Corporation and certain of its affiliates) on behalf of their clients (individuals who do not purchase shares directly). Class R shares are sold primarily to financial service providers acting on behalf of customers having an investment account(s) or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Institutions effecting transactions in Class R Shares for the accounts of clients may charge such clients direct fees in connection with such transactions.

            To open a new account by wire, first call DLJ Funds at 1-800-225-8011 (option #2) to obtain an account number. A representative will instruct you to send a completed, signed application to the Transfer Agent. Accounts cannot be opened without a completed, signed application and a fund account number. Contact your bank to arrange a wire transfer to:

                    Boston Safe Deposit & Trust
                    ABA #011001234
                    For: PFPC, Inc.
                    A/C #006068
                    Attn:  DLJ Funds

                    Your wire instructions must also include:
                    --the name of the Fund in which the money is to be invested, --your account number at the Fund, and --the name(s) of the account holder(s)

            Orders for the purchase of shares of a Fund become effective at the next transaction time after Federal funds or bank wire monies become available to Citibank, N.A. ("Citibank") for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at Citibank by bank wire. Investors should note that their banks may impose a charge for this service. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

            All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at NAV and with respect to Class A shares, less any applicable sales charge. To avoid unnecessary expense to the Funds and to facilitate the immediate redemption of shares, share certificates are not issued except upon the written request of a shareholder and payment of a fee in the amount of $50 for such share issuance. The Funds retain the right to waive such fee in their sole discretion.

            Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or the Distributor. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

            A Fund may also issue its shares in return for securities or other assets, subject to approval of the Board of Trustees.

(b)   Contingent Deferred Sales Charges

            Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 4% to zero over a four-year period. Redemptions of Class C shares will be subject to a CDSC of 1% if such redemptions occur within one year of purchase of the shares redeemed.

The CDSC for Class B and Class C shares will be waived for the following shareholders or transactions:

(1) Shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2) liquidations, distributions or loans from the following types of retirement plans: (i) retirement plans qualified under section 401(k) of the Code; (ii) plans described in section 403(b) of the Code; and (iii) deferred compensation plans described in section 457 of the Code;

(3) redemptions as a result of shareholder death or disability (as defined in the Code);

(4) redemptions made pursuant to the DLJ Focus Funds' systematic withdrawal plan up to 1% monthly or 3% quarterly of the account's total purchase payments (excluding dividend reinvestment) not to exceed 12% of total purchase payments over any 12 month rolling period (systematic withdrawals elected on a semi-annual or annual basis are not eligible for the waiver); and

(5) a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

Redemptions effected by DLJ Focus Funds pursuant to its right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

            The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. In the case of Class B shares and Class C shares, a CDSC will be applied on the lesser of the original purchase price or the current value of the shares being identified for redemption. Increases in the value of your shares identified for redemption or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor.

            The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund, if the initial purchase was made in such money market fund.

            The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

                                                    Contingent Deferred
                                                     Sales Charge as a
                                                   Percentage of Dollars
         Year Since Purchase                            Invested of
             Payment Made                           Redemption Proceeds
         -------------------                       ---------------------

               First ............................           4.0%

               Second ...........................           3.0%

               Third ............................           2.0%

               Fourth ...........................           1.0%

               Fifth ............................           0.0%

               Sixth ............................           0.0%

               Seventh ..........................           0.0%

            For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

(c)   Redemptions

            Payment of the redemption price may be made either in cash or in portfolio securities (selected at the discretion of the Trustees and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interest of DLJ Focus Funds. DLJ Focus Funds has filed a formal election with the Securities and Exchange Commission pursuant to which DLJ Focus Funds will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90 day period. In the opinion of DLJ Focus Funds' management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets of a Fund before a redemption wholly or partly in portfolio securities would be made. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. See the Prospectus for a description of the CDSC which may be applicable to certain redemptions.

            To redeem shares represented by share certificates, investors should forward the appropriate share certificates, endorsed in blank or with blank stock powers attached, to DLJ Focus Funds with the request that the shares represented thereby or a specified portfolio thereof be redeemed at the next determined net asset value per share. The share assignment form on the reverse side of each share certificate surrendered to DLJ Focus Funds for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, in the alternative, a stock power signed in the same manner may be attached to the share certificate or certificates, or, where tender is made by mail, separately mailed to DLJ Focus Funds. The signature or signatures on the assignment form must be guaranteed in the manner described below.

            If the total value of the shares being redeemed exceeds $50,000 (before deducting any applicable CDSC) or a redemption request directs proceeds to a party other than the registered account owner(s), the signature or signatures on the letter or the endorsement must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Additional documents may be required for redemption of corporate, partnership or fiduciary accounts.

            The requirement for a guaranteed signature is for the protection of the shareholder in that it is intended to prevent an unauthorized person from redeeming his shares and obtaining the redemption proceeds.

(d)   Exchanges

            Class A, Class B, Class C or Class R shares of a Fund may be exchanged by mail or telephone for shares of the same class of another Fund or for shares of the DLJ Opportunity Funds or DLJ Select Funds, each additional investment companies managed by the Adviser and an affiliate of the Adviser.

The DLJ Opportunity Funds are currently comprised of five portfolios: the DLJ Developing Markets Fund, and the DLJ International Equity Fund (the "Opportunity International Funds") and together with the DLJ High Income Fund (the "Opportunity Long-term Funds"), and the DLJ Municipal Money Fund and DLJ U.S. Government Money Fund (the "DLJ Opportunity Money Funds"). The DLJ Select Funds are currently comprised of two portfolios: The DLJ Growth Fund and DLJ Technology Fund. Shares exchanged from a Fund must be exchanged for the same class of shares of the DLJ Opportunity Long-term Funds or DLJ Select Funds. Each DLJ Opportunity Long-term Fund and DLJ Select Fund portfolio offers four classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge of up to 5.75% for the Opportunity International Funds and DLJ Select Funds and up to 4.75% for the DLJ High Income Fund. In addition, Class A shares of the Opportunity Long-term Funds and DLJ Select Funds are sold with a 12b-1 fee of .25% annually. Class B shares are sold with a CDSC which declines from 4% to zero, depending on the period of time the shares are held, and a 12b-1 fee of 1% annually. Class C shares are sold subject to a CDSC of 1% if such shares are redeemed within one year of purchase, and a 12b-1 fee of 1% annually. Class R shares are subject to a 12b-1 fee of 0.25% annually. In addition, the DLJ High Income Fund, DLJ International Equity Fund and DLJ Select Technology Fund offer Class D shares which are sold without an initial sales charge or CDSC at net asset value to employees of Donaldson, Lufkin & Jenrette Inc. and its subsidiaries that are eligible to participate in the 401(k) Retirement Savings Plan for Employees of Donaldson Lufkin & Jenrette Inc. Each DLJ Opportunity Money Fund Portfolio currently offers only one class of shares, and is subject to a 12 b-1 fee of .25% annually.

            Class A shares subject to a CDSC as described in the Prospectus and Class B shares and Class C shares which are exchanged for shares of the DLJ Opportunity Funds or DLJ Select Funds will continue to be subject to the same CDSC at the same rate and for the same period of time as they were prior to exchange. The telephone exchange privilege will be offered automatically unless a shareholder declines such option on the Share Purchase Application found in the Funds' Prospectus, or by writing to the Funds' Transfer Agent, PFPC, Inc., 211 S. Gulph Road, King of Prussia, PA 19406-3101, Attn.: DLJ Mutual Funds. Participants within the DLJ 401(k) Retirement Savings Plan should contact the DLJ 401(k) Hotline at 1-877-401k-DLJ for information regarding the exchange of Class D shares.

            In the case of each of the DLJ Opportunity Funds, the exchange privilege is available only in those jurisdictions where shares of the relevant Fund may be legally sold. Prospectuses for the DLJ Opportunity Funds may be obtained from DLJ at the address or telephone number listed on the cover page of the Prospectus. An exchange is effected on the basis of each Fund's relative NAV next computed following receipt of an order for such exchange from the shareholder. In addition, the exchange privilege is available only when payment for the shares to be redeemed has been made and the shares exchanged are held by the Transfer Agent or Distributor.

            Only those shareholders who have had shares in a Fund for at least seven days may exchange all or part of those shares for shares of another Fund or one of the DLJ Opportunity Funds and no partial exchange may be made if, as a result, the shareholders' interest in a Fund would be reduced to less than $250. The minimum initial exchange into another Fund is $1,000.

            All exchanges into the DLJ Opportunity Funds are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the relevant DLJ Opportunity Fund whose shares are being acquired. If for these or other reasons the exchange cannot be effected, the shareholder will be so notified.

            A shareholder of DLJ Focus Funds who has exchanged shares for shares of the DLJ Opportunity Funds or DLJ Select Funds will have all of the rights and privileges of a shareholder of the relevant DLJ Opportunity Fund or DLJ Select Fund.

            The exchange privilege is intended to provide shareholders with a convenient way to switch their investments when their objectives or perceived market conditions suggest a change. The exchange privilege is not meant to afford shareholders an investment vehicle to play short-term swings in the stock market by engaging in frequent transactions in and out of the Funds or the DLJ Opportunity Funds. Shareholders who engage in such frequent transactions may be prohibited or restricted from placing future exchange orders.

(e)   Systematic Withdrawal Plan

            Shares of a Fund owned by a participant in DLJ Focus Funds' systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments. A CDSC which would otherwise be imposed will be waived in connection with redemptions made pursuant to DLJ Focus Funds' systematic withdrawal plan of up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) not to exceed 12% over any 12 month rolling period; however, the CDSC will not be waived for systematic withdrawals elected on a semi-annual or annual basis. See "How to Buy and Sell Shares" in the Prospectus for a description of the CDSC. A shareholder's systematic withdrawal plan may be terminated at any time by the shareholder or DLJ Focus Funds.

            Redemption of shares for withdrawal purposes may reduce or even liquidate an account. While an occasional lump sum investment may be made by a shareholder who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000 whichever is less.

--------------------------------------------------------------------------------

                         SHAREHOLDER INVESTMENT ACCOUNT

--------------------------------------------------------------------------------

            Each Fund may be a suitable investment vehicle for part or all of the assets held in various tax-sheltered retirement plans, such as those listed below. Semper Trust Company serves as custodian under these prototype retirement plans and charges an annual account maintenance of $15 per participant, regardless of the number of Funds selected. Persons desiring information concerning these plans should write or telephone the Focus Funds' Transfer Agent. While the Focus Funds reserves the right to suspend sales of its shares in response to conditions in the securities markets or for other reasons, it is anticipated that any such suspension of sales would not apply to sales to the types of plans listed below.

(a)   Individual Retirement Accounts ("IRA")

            The Adviser has available a prototype form of a traditional IRA for investment in shares of any one or more Funds. Under the Code, individuals may currently make tax-deferred IRA contributions of up to $2,000 annually. Married individuals filing jointly may make tax-deferred contributions of up to $2,000 for each spouse if the combined compensation of both spouses is at least equal to the contributed amount. Contributions to a traditional IRA may be wholly or partly tax-deductible, depending upon the contributor's income level and participation in an employer-sponsored retirement plan. The income earned on shares held in a traditional IRA is not subject to federal income tax until withdrawn in accordance with the Code. Investors may be subject to penalties or additional taxes on contributions to or withdrawals from traditional IRAs under certain circumstances.

            The Adviser has available a prototype form of the new Roth IRA. Unlike traditional IRAs, contributions to a Roth IRA are not currently deductible. However, amounts within a Roth IRA account will accumulate tax-free, and qualified distributions from a Fund held within such an account will not be included in a shareholder's taxable income. An individual may contribute a maximum of $2,000 annually to a Roth IRA ($4,000 for joint returns). However, such limit is calculated in the aggregate with contributions to traditional IRAs. Roth IRAs are not available to individuals above certain income levels.

            The Adviser also has available a prototype form of the new Education IRA for investment in shares of any one or more DLJ Focus Funds. Like the Roth IRA, contributions are not currently deductible. However, the investment earnings accumulate tax-free, and qualifying distributions used for higher education expenses are not taxable. An individual may contribute a maximum of $500 per account annually. In addition, Educational IRA's are not available to individuals above certain income levels.

(b)   Simplified Employee Pension Plan ("SEP/IRA")

            A SEP/IRA is available for investment and may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making IRA contributions on behalf of all eligible employees.

(c) Savings Incentive Match Plan for Employees ("SIMPLE")--SIMPLE IRA and SIMPLE 401(k)

            SIMPLE plans offer employers with 100 or fewer eligible employees who earned at least $5,000 from the employer in the preceding calendar year the ability to establish a retirement plan that permits employee contributions. An employer may also elect to make additional contributions to these Plans. Please telephone DLJ Focus Funds' shareholder servicing representatives at (800) 225-8011 for more information.

(d)   Employer-Sponsored Retirement Plans

            The Adviser has a prototype retirement plan available which provides for investment of plan assets in shares of any one or more of the Focus Funds. The prototype retirement plan may be used by sole proprietors and partnerships as well as corporations to establish a tax qualified profit sharing plan or money purchase pension plan (or both) of their own.

            Under the prototype retirement plan, an employer may make annual tax-deductible contributions for allocation to the accounts of the plan participants to the maximum extent permitted by the federal tax law for the type of plan implemented. The Adviser has received favorable opinion letters from the IRS stating that the prototype retirement plan is acceptable by qualified employers.

(e)   Self-Directed Retirement Plans

            Shares of the Focus Funds may be suitable for self-directed IRA accounts and prototype retirement plans such as those developed by Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser and DLJ Focus Funds' Distributor.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

            Net asset value per share is computed each Fund Business Day in accordance with the Focus Funds' Amended and Restated Agreement and Declaration of Trust and By-Laws. For this purpose, a Fund Business Day is any day on which the New York Stock Exchange is open for business, typically, Monday through Friday exclusive of New Year's Day, Martin Luther King Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

            The Funds calculate net asset value on each Fund Business Day, as of the close of the regular session of the New York Stock Exchange, generally 4:00 p.m. New York City time. The NAV is calculated by taking the sum of the value of a Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

            The net asset value is calculated separately for each class of shares. Although the legal rights of each class of shares are substantially identical, the different expenses attributable to each class will result in different net asset values and dividends. The net asset value of Class B and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution and service fees imposed on Class B and Class C shares. The net asset value of Class A shares and Class R shares will generally be lower than the net asset value of Class D shares because Class D shares are not subject to any distribution or service fees. It is expected that the net asset value of Class A shares, Class B shares, Class C shares, Class D shares and Class R shares will tend to converge immediately after the recording of dividends, if any, which will differ in amount by approximately the differential of the accrual of distribution fees.

            For purposes of the computation of net asset value, each of the Funds value securities held in their respective portfolios as follows: readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, unless it is determined that such mean does not reasonably reflect true market value, in which case such value shall be taken at such amount as shall be deemed reasonable by Trustees of DLJ Focus Funds, but not less than said bid price nor more than said asked price. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trustees of DLJ Focus Funds shall determine in good faith to reflect its fair value.

            Readily marketable securities, including certain options, not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the Nasdaq National Market are valued in a like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

            Readily marketable securities, including certain options traded only in the over-the-counter market, and listed securities whose primary market is believed by the Adviser to be over-the-counter (excluding those admitted to trading on The Nasdaq National Market) are valued at the mean of the current bid and asked prices as reported by The Nasdaq National Market, or in the case of securities not quoted on The Nasdaq National Market, the National Quotation Bureau, Inc. or such other comparable source that the Trustees of the Fund deem appropriate to reflect their fair market value. However, fixed-income securities (except short-term securities) may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The money market securities in which each Fund invests are traded primarily in the over-the-counter market and are valued at the mean between most recent bid and asked prices as obtained from dealers that make markets in such securities, except for securities having 60 days or less remaining until maturity which are stated at amortized cost. Portfolio securities underlying listed call options will be valued at their market prices and reflected in net assets accordingly. Premiums received on call options written by the Fund will be included in the liability section of the Statement of Assets and Liabilities as a deferred credit and subsequently adjusted (marked-to-market) to the current market value of the option written. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of DLJ Focus Funds.

--------------------------------------------------------------------------------

                       TAXES, DIVIDENDS, AND DISTRIBUTIONS

--------------------------------------------------------------------------------

            Each of the Funds has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. However, a Fund will be subject to tax on its income and gains to the extent that it does not distribute to its shareholders an amount equal to such income and gains. In addition, a Fund will be subject to a nondeductible 4% excise tax to the extent that it does not make distributions to its shareholders on a basis such that the distributions are taxed to shareholders in the same year in which the related income or gain was realized by such Fund. To the extent possible, each Fund intends to make such distributions as may be necessary to avoid this excise tax.

            Each Fund normally will distribute substantially all of its net investment income and net capital gain, if any, to shareholders in the form of dividends to be paid from time to time. Any dividends or distributions paid shortly after the purchase of shares by an investor may have the effect of reducing the per share value of the shares owned by the investor by the per share amount of the dividends or distributions. Furthermore, such dividends and distributions, although in effect a return of capital, are subject to income taxes.

            In the event that total distributions (including distributed or designated net capital gain) of a Fund for a taxable year exceed its investment company taxable income and net capital gain, a portion of each distribution generally will be treated as a tax return of capital. Distributions treated as a return of capital reduce a shareholder's basis in its shares and could result in a tax on capital gain either when a distribution is in excess of basis or, more likely, when a shareholder redeems shares.

            Upon a redemption or other disposition of shares of a Fund, a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in such shares. Generally, such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the shareholder's holding period for such shares exceeds one year. Long-term capital gain of a non-corporate shareholder is generally subject to a maximum tax rate of 20% in respect of property held for more than one year.

            Dividends distributed by a Fund will be eligible for the dividends-received deduction available to corporate shareholders only to the extent of the portion of the Fund's gross income which consists of dividends received on equity securities issued by domestic corporations with respect to which such Fund meets the same holding period, risk of loss, and borrowing limitations applicable to the Fund's shareholders. Section 246 of the Code generally permits the dividends-received deduction to corporate shareholders only if the shares with respect to which the dividends were paid have been held for more than 45 days. If the holding period is not satisfied, the dividends-received deduction is disallowed, regardless of whether the shares with respect to which the dividends were paid have been sold or otherwise disposed of. The holding period requirements are separately applicable to each block of shares acquired, including each block of shares received in payment of the Fund's dividends. The Internal Revenue Service ("IRS") has specific regulations governing the identification of shares to be redeemed by a shareholder that wishes to redeem some, but not all, of its shares. For purposes of determining whether this holding period requirement has been met, the day of acquisition and any day after the first 45 days after the date on which such shares become ex-dividend must be disregarded. In addition, the holding period is suspended during periods in which the stock is subject to diminished risk of loss including, for example, because the holder has acquired a put option or sold a call option (other than certain covered call options where the exercise price is not substantially below the selling price) or otherwise hedged his position.

            A corporate shareholder would not be entitled to a dividends-received deduction for dividends paid or accrued after September 5, 1997 unless the 45 day holding period were satisfied over a period immediately before or immediately after the shareholder became entitled to receive the dividend. A transition rule provides that the provision will not apply to dividends received within two years of the date of enactment if (1) the dividend is paid with respect to stock held on June 8, 1997, and all times thereafter until the dividend is received; (2) the stock is continuously subject to a diminished risk of loss (as described above) on June 8, 1997, and all times thereafter until the dividend is received; and (3) such stock and related position was identified by the taxpayer by September 30, 1997.

            The dividends-received deduction will also be reduced for shareholders who incur indebtedness that is directly attributable to the purchase of shares by the percentage of the cost of such shares. Such reduction depends on the particular facts and circumstances of each situation and accordingly shareholders are urged to consult their tax advisers.

            Under section 1059 of the Code, a corporation which receives an "extraordinary dividend" and disposes of the stock with respect to which such dividend was paid is required to reduce its basis in such stock (but not below zero) by the amount of the dividend which was not taxed because of the dividends-received deduction, with such basis reduction generally being treated as having occurred immediately before the sale or disposition of such stock unless such stock has not been held for at least two years prior to the date of declaration, announcement or agreement about the extraordinary dividend. To the extent such untaxed amount exceeds the shareholder's basis, such excess will be taxed as gain upon sale or disposition of such stock. An extraordinary dividend generally is any dividend that equals or exceeds 10% of the shareholder's basis in the stock (5% in the case of preferred stock). For this purpose, generally, all dividends having ex-dividend dates within any 85-day period and, if such dividends total more than 20% of the shareholder's basis in its stock, all dividends having ex-dividend dates within one year, must be aggregated. The shareholder may elect to determine the status of extraordinary dividends by reference to the fair market value of the stock as of the date before the ex-dividend date, rather than by reference to the adjusted basis of such stock (provided the shareholder establishes the fair market value to the satisfaction of the Commissioner of the
IRS). In determining whether the above mentioned two-year holding period has been met, the same rules apply as are applicable to the 45-day holding period requirement for the dividends-received deduction.

            Each Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the 4% federal excise tax referred to above. Accordingly, each Fund expects to distribute during the calendar year an amount at least equal to the sum of (i) 98% of its calendar year net investment income, (ii) 98% of its net capital gain income (the excess of short and long-term capital gain over short and long-term capital loss) for each one-year period ending October 31, and

(iii) 100% of any undistributed net investment income or capital gain from the prior year which has not been distributed by such Fund. Dividends declared in October, November, or December and made payable to shareholders of record in such month would be deemed paid by a Fund and taxable to its shareholders on December 31 of such year provided that such dividends are actually paid during or before January of the following year. A Fund may make a deemed distribution with respect to its net capital gain by paying the tax with respect to the net capital gain and then designating, but not distributing, all or a portion of such gain as a capital gain dividend. Such Fund's shareholders will treat such designated amounts as net capital gain on their income tax returns, but will receive a credit or refund equal to federal income taxes paid by such Fund with respect to such capital gains. In addition, shareholders will increase their basis in the Fund's shares by the difference between the amount of such includible gains and the tax deemed paid by such shareholders in respect of such gains. If a capital gain dividend is paid with respect to any shares of a Fund which are sold at a loss after being held for less than six months, any loss realized upon the sale of such shares will be treated as long-term capital loss to the extent of such capital gain dividend. Any loss realized on the sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of such shares. In such case, the basis of shares acquired will be adjusted to reflect the disallowed loss.

            Some of the investment practices of the DLJ Core Equity Fund, DLJ Small Company Value Fund and the DLJ Growth and Income Fund are subject to special provisions that, among other things, may defer the use of certain losses of such Funds and affect the holding periods of the securities held by the Funds and the character of the gains or losses realized. These provisions may also require the DLJ Core Equity Fund, the DLJ Small Company Value Fund and the DLJ Growth and Income Fund to mark-to-market some of the positions in their portfolio (i.e., treat them as if they were closed out), which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

            Dividend and interest income from non-U.S. equity and debt securities may be subject to a withholding tax imposed by the country in which the issuer is located. Each Fund expects to claim a deduction or foreign tax credit with respect to any such withholding tax, to the extent allowable under the Code, regulations thereunder, or an applicable treaty. Since a Fund's investment policies would preclude it from investing more than 50% of the value of the total assets of such Fund in non-U.S. equity and debt securities, shareholders are not expected to be eligible for a pass-through of the credit for foreign taxes paid.

            For shareholders' federal income tax purposes, distributions to shareholders out of tax-exempt interest income (less expenses applicable thereto) earned by the DLJ Municipal Trust Fund are not subject to federal income tax if, at the close of each quarter of the DLJ Municipal Trust Fund's taxable year, at least 50% of the value of the DLJ Municipal Trust Fund's total assets consist of tax-exempt obligations. The DLJ Municipal Trust Fund intends to meet this requirement. However, under current tax law, some individuals and corporations may be subject to an alternative minimum tax (the "AMT") with respect to their receipt of certain distributions of tax-exempt interest income from the DLJ Municipal Trust Fund. Distributions of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since the DLJ Municipal Trust Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by the DLJ Municipal Trust Fund to a shareholder are taxable to the shareholder as long-term capital gain, regardless of the length of time the shareholder may have held the DLJ Municipal Trust Fund shares.

            Each Fund is required to withhold and remit to the U.S. Treasury 31% of the dividends or proceeds of any redemptions or exchanges of shares with respect to any shareholder who fails to furnish his or her Fund with a correct taxpayer identification number, who has been notified by the U.S. Treasury that he or she has under-reported dividend or interest income or who fails to certify to his or her Fund that he or she is not subject to such withholding. An individual's tax identification number is generally his or her social security number.

            Shareholders will be notified annually by the Funds as to the Federal tax status of dividends and distributions paid during the calendar year. Dividends and distributions may also be subject to state and local taxes. State and local tax treatment may vary according to applicable laws.

            The foregoing discussion is a general summary of certain current federal income tax laws regarding the Funds and relates solely to the application of that law to (i) citizens or residents of the United States, (ii) domestic corporations or partnerships, or (iii) entities otherwise subject to U.S. taxation on a net income basis. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Funds, or to all categories of investors, some of whom may be subject to special rules. Each prospective and current shareholder should consult with his or her own professional tax adviser regarding federal, state and local tax consequences of ownership of shares of the Funds.

--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

            Presented below is certain performance information with respect to an investment in Class A, Class B and Class D shares of beneficial interest of the Funds. Prior to February 28, 1996, Class A shares were not offered. Accordingly, the information presented below with respect to Class A shares has been obtained from the financial statements for the Funds' prior fiscal years. Because Class R shares have not yet been issued and Class C shares were recently issued as of February 28, 2000, no performance information is included for either Class R or Class C shares.

(a)   Average Annual Total Return

            The average annual total return of Class A shares for the one, five and ten year periods ended October 31, 1999 was 23.25%, 20.56% and 13.86% for the DLJ Core Equity Fund and -5.00%, 5.21% and 6.38% for the DLJ Fixed Income Fund, respectively. The average annual total return of Class A shares for the one, five and ten year periods ended October 31, 1999 for the DLJ Small Company Value Fund (which was previously named the Aggressive Winthrop Growth Fund and which includes its predecessor, the Neuwirth Fund, Inc.) and the DLJ Growth and Income Fund (which includes its predecessor, the Pine Street Fund, Inc.) was -0.60%, 8.14% and 11.12% for the DLJ Small Company Value Fund and 7.80%, 19.00% and 13.84% for the DLJ Growth and Income Fund, respectively. The average annual total return of Class A shares for the one and five year periods ended October 31, 1999 for the DLJ Municipal Trust Fund was -5.72% and 4.22% respectively and 3.28% for the period July 28, 1993 (commencement of operations) through October 31, 1999.

            The average annual total return for Class B shares for the one year period ended October 31, 1999 was 25.73%, -4.93%, 0.75%, 9.66% and -5.64% and
for the period August 1, 1996 (commencement of offering of Class B shares) through October 31, 1999 was 21.96%, 3.80%, 6.65%, 18.50% and 2.92%, for the DLJ
Core Equity Fund, the DLJ Fixed Income Fund, the DLJ Small Company Value Fund, the DLJ Growth and Income Fund and the DLJ Municipal Trust Fund, respectively.

            The average annual total return for Class D shares for the period April 30, 1999 (commencement of offering of Class D shares) through October 31, 1999 was -.67% and -.26% for the DLJ Growth and Income Fund, and the DLJ Fixed Income Fund, respectively, and for the period May 13, 1999 (commencement of offering Class D shares) through October 31, 1999 for the DLJ Core Equity Fund was 4.83%.

            The Fund commenced offering Class C shares on February 28, 2000. Also, prior to the date of the SAI the Fund had not commenced offering Class R shares. Therefore, the Fund does not yet have a full calendar year of performance indicated for these classes.

            These amounts were computed by assuming a hypothetical initial investment of $1,000. It was then assumed that all of the dividends and distributions by each of the Funds over the relevant time periods were reinvested. It was then assumed that with respect to the Class A shares of the DLJ Core Equity Fund, the DLJ Small Company Value Fund and the DLJ Growth and Income Fund, the maximum initial sales charge of 5.75% was deducted at the time of investment and, with respect to the Class A shares of the DLJ Fixed Income Fund and the DLJ Municipal Trust Fund, the maximum initial sales charge of 4.75% was deducted at the time of investment. With respect to the

Class B shares of each of the DLJ Focus Funds, it was assumed that at the end of these periods the entire amount was redeemed and the appropriate sales load, if any, was deducted. With respect to the Class B shares, for the period August 1, 1996 (commencement of offering of Class B shares) to October 31, 1999, the applicable deferred sales load charged was 3% for each of the DLJ Core Equity Fund, DLJ Fixed Income Fund, DLJ Small Company Value Fund, the DLJ Growth and Income and the DLJ Municipal Trust Fund. The average annual total return was then calculated by using the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compounded rate of return). The results shown should not be considered an indication of future performance from an investment in any Fund today.

(b) Computation of the DLJ Fixed Income Fund's and DLJ Municipal Trust Fund's 30-Day Yield Quotation

            The 30-day yield for each of the DLJ Fixed Income Fund and the DLJ Municipal Trust Fund for the year ended October 31, 1999 was with respect to Class A shares, 5.60% and 3.72%, respectively and, with respect to Class B shares, 5.17% and 3.21%, respectively. The Fund's yield is based on a 30-day period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(a-b/cd+1)^6-1]

Where:            a =   dividends and interest earned during the period.

                  b =   expenses accrued for the period (net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

(a)   Counsel and Auditors

            Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, serves as legal counsel for the DLJ Focus Funds.

            Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been appointed as independent auditors for the DLJ Focus Funds.

(b)   Additional Information

            This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by DLJ with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

            The audited financial statements of the Funds for the fiscal year ended October 31, 1999 and the report of the Funds' independent auditors in connection therewith are included in the October 31, 1999 Annual Report to Shareholders. The audited financial statements included in the Annual Report are incorporated by reference into this Statement of Additional Information. You can obtain a copy of the Fund's Annual Report by writing or calling DLJ at the address or telephone numbers set forth on the cover of this Statement of Additional Information.

            The unaudited financial statements for the six months ended April 30, 2000 included in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------

                  Appendix I - Description of Security Ratings

--------------------------------------------------------------------------------

Bond Ratings

            Municipal and Corporate Bonds. The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal corporate bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A are judged by Moody's to possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The generic ratings Aa through Baa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

            Moody's highest ratings for short-term municipal loans is MIG-1. Moody's states that short-term municipal securities rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2 designation are judged to be of high quality, with margins of protection ample although not so large as in the MIG-1 group.

            The four highest ratings of Standard & Poor's Ratings Group ("S&P") for municipal and corporate bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and indicate an extremely strong capacity to pay interest and repay principal. Bonds rated AA also qualify as high-quality debt obligations and have a very strong capacity to pay interest and repay principal and in the majority of instances differ from AAA issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. The BBB rating, which is the lowest "investment-grade" security rating of S&P, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions of changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The ratings AA through BBB may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within such rating categories.

            Notes rated SP-1 have a very strong capacity to pay principal and interest. Those issues determined by S&P to possess overwhelming safety characteristics are given an SP-1+ rating.

Notes rated SP-2 have a satisfactory capacity to pay principal and interest. Notes rated SP-3 have a speculative capacity to pay principal and interest. The rating scale for notes is closely related to long-term bond ratings; notes rated SP-1+ compare with bonds rated AAA, AA+, AA and AA-; notes rated SP-1 compare with bonds rated A+, A and A-; and notes rated SP-2 compare with bonds rated BBB+, BBB and BBB-.

Other Municipal Securities and Commercial Paper

            "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by S&P (S&P does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while S&P uses the numbers 1+, 1, 2 and 3 to denote relative strength within the highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins or support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most likely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, the basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company, is in a well-established industry and has superior management.

                                     PART C
                                Other Information

Item 23. EXHIBITS

            (a)   Declaration of Trust
                  (i)    Amended and Restated Declaration of Trust(1)
                  (ii)   Amendment to Amended and Restated Declaration of
                         Trust(2)
                  (iii) Amendment No. 2 to Amended and Restated Declaration of Trust(12)

            (b)   By-laws(3)

            (c)   Specimen Stock Certificates
                  (i)    DLJ Core Equity Fund and Fixed Income Fund(4)
                  (ii)   DLJ Small Company Value Fund(5)
                  (iii)  DLJ Growth and Income Fund(6)
                  (iv)   DLJ Municipal Trust Fund(7)

            (d)   Investment Advisory Contracts
                  (i) DLJ Core Equity Fund, DLJ Fixed Income Fund, DLJ Small Company Value Fund and DLJ Growth and Income Fund(5)
                  (ii)   DLJ Municipal Trust Fund(8)

            (e)   Distribution Contracts
                  (i)    Distribution Agreement dated as of February 25, 1996(9)

            (f)   Not Applicable

            (g)   Custodial Services Agreement(10)

            (h)   Form of Fidelity Bond(11)

            (i)   Legal Opinion(4)

            (j)   Consent of Independent Auditors*

            (k)   Not Applicable

            (l)   Not Applicable

            (m)   Rule 12b-1 Plan

                  (i)     DLJ Small Company Value Fund - Class A Plan*
                  (ii)    DLJ Small Company Value Fund - Class B Plan(9)
                  (iii)   DLJ Small Company Value Fund - Class C Plan(12)
                  (iv)    DLJ Small Company Value Fund - Class R Plan*
                  (v)     DLJ Growth and Income Fund - Class A Plan*
                  (vi)    DLJ Growth and Income Fund - Class B Plan(9)
                  (vii)   DLJ Growth and Income Fund - Class C Plan(12)

                  (viii)  DLJ Growth and Income Fund - Class R Plan*
                  (ix)    DLJ Core Equity Fund - Class A Plan*
                  (x)     DLJ Core Equity Fund - Class B Plan(9)
                  (xi)    DLJ Core Equity Fund - Class C Plan*
                  (xii)   DLJ Core Equity Fund - Class R Plan*
                  (xiii)  DLJ Fixed Income Fund - Class A Plan*
                  (xiv)   DLJ Fixed Income Fund - Class B Plan(9)
                  (xv)    DLJ Fixed Income Fund - Class C Plan*
                  (xvi)   DLJ Fixed Income Fund - Class R Plan*
                  (xvii) DLJ Municipal Trust Fund - Class A Plan* (xviii) DLJ Municipal Trust Fund - Class B Plan(9)
                  (xix)   DLJ Municipal Trust Fund - Class C Plan(12)
                  (xx)    DLJ Municipal Trust Fund - Class R Plan*

            (n)   Financial Data Schedule(12)

            (o)   Amended Rule 18f-3 Plan*

------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed via EDGAR on December 29, 1995.
(2) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed via EDGAR on February 20, 1997.
(3) Incorporated herein by reference to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed March 4, 1986.
(4) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on November 3, 1986.
(5) Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on February 24, 1992.
(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on February 3, 1992.
(7) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on April 22, 1993.
(8) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on January 28, 1994.
(9) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed via EDGAR on December 31, 1996.
(10) Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on December 31, 1992.
(11) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement of DLJ Focus Funds on Form N-1A (File No. 33-3706) filed on October 28, 1998.
(12) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement of DLJ Funds on Form N-1A (File No. 33-3706) filed on February 28, 2000.
*     To be filed subsequently by amendment..

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                  None.

Item 25. INDEMNIFICATION

                  Registrant's Amended and Restated Agreement and Declaration of Trust provides that the Trust (or the appropriate Fund) shall indemnify each person who is or has been a trustee or officer of the Trust (including persons who serve, or have served, at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a person, except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  The Advisory Agreement between Registrant and DLJ Asset Management Group, Inc. (formerly Wood, Struthers & Winthrop Management Corp.) provides that DLJ Asset Management Group, Inc. will not be liable thereunder for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect DLJ Asset Management Group, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

                  The Distribution Services Agreement between the Registrant and Donaldson, Lufkin & Jenrette Securities Corporation provides that Registrant will indemnify, defend and hold Donaldson, Lufkin & Jenrette Securities Corporation, and any other person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Donaldson, Lufkin & Jenrette Securities Corporation or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

                  The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and DLJ Asset Management Group, Inc. and the Distribution Services Agreement between Registrant and Donaldson, Lufkin & Jenrette Securities Corporation. The Registrant's Amended and Restated Agreement and Declaration of Trust is filed herewith. The Advisory Agreement and Distribution Services Agreement are incorporated by reference herein as Exhibits (d) and (e), in response to Item 23.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the

Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Equitable Life Assurance Society of the United States (the parent of Adviser's parent) carries for itself and its subsidiaries Directors and Officers Liability Insurance. Coverage under this policy has been extended to directors and officers of the investment companies managed by DLJ Asset Management Group, Inc. Under this policy, outside directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as members of the Board.

Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  The description of DLJ Asset Management Group, Inc. (formerly Wood, Struthers & Winthrop Management Corp.) under the caption "Fund Management" in the Prospectus and "Management of the Funds" in the Statement of Additional Information constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated by reference herein.

                  The business and other connections of the Advisor's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 277 Park Avenue, New York, N.Y. 10272.

                                              POSITION WITH                            OTHER BUSINESS
          NAME                                 THE ADVISER                               CONNECTIONS
          ----                               ---------------                           -------------
G. Moffett Cochran                  Chairman of the Board and                   Director of Palmer National
                                    President of DLJ Focus Funds.               Bank; President and Chairman

Martin Jaffe                        Managing Director, Chief                    President, International
                                    Operating Officer and Treasurer             Association for Financial
                                    Vice President, Secretary and               Planning, New York Chapter
                                    Treasurer of DLJ Focus Funds;
                                    Vice President of Donaldson Lufkin
                                    & Jenrette Securities Corporation.

Guy S. Waltman                      Vice Chairman Company                       Chairman, Winthrop Trust

Thomas E. Siegler                   Secretary

Item 27. PRINCIPAL UNDERWRITERS

                  (a) Donaldson, Lufkin & Jenrette Securities Corporation, the Registrant's Distributor (Underwriter) also acts as a principal underwriter, depositor, or investment advisor the following investment companies:

                  DLJ Opportunity Funds

                  (b) The following are the Directors and Officers of Donaldson, Lufkin & Jenrette Securities Corporation, none of whom hold any post or office with the Registrant. Donaldson, Lufkin and Jenrette Securities Corporation's principal place of business is 277 Park Avenue, New York, New York 10272.

                                                               OFFICE
                                                               ------
John S. Chalsty                    Director, Chairman of the Board and Chief Executive Officer

Joe L. Roby                        Director, President and Chief Operating Officer

Anthony F. Daddino                 Director, Executive Vice President and Chief Financial Officer

Hamilton E. James                  Director, Managing Director (Chairman - DLJ Banking Group)

Richard S. Pechter                 Director, Managing Director (Chairman - DLJ Financial Services
                                   Group)

Theodore P. Shen                   Director, Managing Director (Chairman - DLJ Capital Markets
                                   Group)

Robert J. Albano                   Senior Vice President and Director of Compliance and
                                   Regulatory Affairs

James L. Alexandre                 Senior Vice President (Managing Director - Institutional Equities
                                   Division)

Michael M. Bendik                  Senior Vice President and Chief Accounting Officer

Rhodes R. Bobbitt                  Senior Vice President (Investment Services Group)

Richard Browne                     Senior Vice President (Managing Director - Pershing Division)

Richard F. Brueckner               Senior Vice President (Managing Director - Pershing Division)

Van Vechten Burger, Jr.            Senior Vice President (Chairman - Pershing Division)

Joseph P. Bzezinski                Senior Vice President (Managing Director - Fixed Income
                                   Division)

Michael J. Campbell                Senior Vice President (Managing Director - Investment Services
                                   Group

Anthony R. Chidoni                 Senior Vice President (Managing Director - Investment Services
                                   Group

Peter C. Cohan                     Senior Vice President (Managing Director - Pershing Division)

Mark A. Competiello                Senior Vice President and Tax Manager

Kathleen Daly                      Senior Vice President (Administrative Division)

                                                               OFFICE
                                                               ------
Vincent DeGiaimo                   Senior Vice President (Managing Director - Investment Banking)

John M. Diamantis                  Senior Vice President (Pershing Division)

Robert W. Diemer                   Senior Vice President (Chief Financial Officer - and Managing
                                   Director - Pershing Division)

Joseph D. Donnelly                 Senior Vice President and Associate General Counsel (Managing
                                   Director/General Counsel - Pershing Division)

Matthew C. Donner                  Senior Vice President (Investment Services Group)

Michael A. Dreitlein               Senior Vice President (Managing Director - Pershing Division)

Stuart S. Flamberg                 Senior Vice President and Director of Taxes

John A. Friel                      Senior Vice President (Managing Director - Fixed Income
                                   Division)

Roy A. Garman                      Senior Vice President and Controller

Theodore D. Galman                 Senior Vice President (Investment Services Group)

Gates H. Hawn                      Senior Vice President (Chief Operating Officer - Pershing
                                   Division)

Charles J. Hendrickson             Senior Vice President and Treasurer

Frank L. Hohmann, III              Senior Vice President (Managing Director - Equity Derivatives
                                   Division

Alan C. Jones                      Senior Vice President (Managing Director - Pershing Division)

Todd N. Kanter                     Senior Vice President (Managing Director - Investment Services
                                   Group)

Steve Laden                        Senior Vice President (Investment Services Group)

Eric T. Miller                     Senior Vice President (Institutional Equities Division)

George J. Minnig                   Senior Vice President (Managing Director - Pershing Division)

David S. Moore                     Senior Vice President (Managing Director - Institutional Equities
                                   Division)

Garrett M. Moran                   Senior Vice President (Vice Chairman - Investment Banking
                                   Division)

Eugene T. Pape                     Senior Vice President (Institutional Equities Division)

Leon M. Pollack                    Senior Vice President (Managing Director - Fixed Income
                                   Division)

                                                               OFFICE
                                                               ------
Stephen M. Raeber                  Senior Vice President (Investment Services Group)

Richard W. Reinemann               Senior Vice President (Managing Director - Pershing Division)

Edward J. Resch                    Senior Vice President (Chief Financial Officer - Capital Markets
                                   Group)

Stuart M. Robbins                  Senior Vice President (Managing Director - Institutional Equities
                                   Division)

Peter O. Skoglund                  Senior Vice President (Investment Services Group)

                  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

                  The majority of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of DLJ Asset Management Group, Inc. (formerly Wood, Struthers & Winthrop Management Corp.), 277 Park Avenue, New York, New York 10272 (see "Fund Management" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement). Additional records are maintained at the offices of Citibank, N.A., the Registrant's Custodian, 111 Wall Street, New York, New York 10043.

Item 29.  MANAGEMENT SERVICES

                  Other than as set forth under the captions "Fund Management" in the Prospectus and "Management of the Funds" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. UNDERTAKINGS

                  None.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the first day of June, 2000.

                                                    DLJ Focus Funds

                                                    By: /s/ G. Moffett Cochran*


                                                    ____________________________
                                                    G. Moffett Cochran
                                                    President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      Signature                          Title                        Date
      ---------                          -----                        ----

/s/ G. Moffet Cochran*           President                        June 1, 2000
                                 Chairman of the Board

------------------------
G. Moffet Cochran

/s/ Martin Jaffe                 Treasurer                        June 1, 2000


------------------------
Martin Jaffe

/s/ Stig Host*                   Trustee                          June 1, 2000


------------------------
Stig Host

/s/ Peter F. Krogh*              Trustee                          June 1, 2000


------------------------
Peter F. Krogh

/s/ John J. Sheehan              Trustee                          June 1, 2000


------------------------
John J. Sheehan

*By:

/s/ Martin Jaffe


------------------------
Martin Jaffe
(Attorney-in-fact)
Pursuant to Power of Attorney

                                POWER OF ATTORNEY

                  KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned has constituted and appointed, and by these presents does constitute and appoint, G. Moffet Cochran and Martin Jaffe, or either of them, the true and lawful agents and attorneys-in-fact of each of the undersigned with respect to all matters arising in connection with the filing with the Securities and Exchange Commission of this Post-Effective Amendment No. 24 to the Registration Statement under the Securities Act of 1933 and under the Investment Company Act of 1940 on Form N-1A and any subsequent amendments to the Registration Statement with full power and authority to execute and deliver for and on behalf of each of the undersigned all such consents and documents in connection therewith as said agents and attorneys-in-fact may deem advisable. Each of the undersigned hereby gives to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power and authority to execute and file with the Securities and Exchange Commission this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A and any amendments thereto, and/or other documents in connection therewith, and to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. Each of the undersigned hereby ratifies and confirms all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

                  This Power of Attorney may be signed in more than one counterpart, each of which shall be deemed an original, but all of which together shall constitute one and the same document.


/s/ G. Moffett Cochran                               /s/ John J. Sheehan

------------------------                             ------------------------
G. Moffett Cochran                                   John J. Sheehan


/s/ Stig Host                                        /s/ Peter F. Krogh

------------------------                             ------------------------
Stig Host                                            Peter F. Krogh


/s/ John J. Sheehan

------------------------
John J. Sheehan


Dated as of June 1, 2000

                                  Exhibit Index

A complete list of exhibits is included in Part C, Item 23 of the Registration Statement.